                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3836
                                   ---------------------------------------------

                              ANCHOR SERIES TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ      07311
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)

                             Robert M. Zakem, ESQ.
                    Senior Vice President & General Counsel
                     AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6363
                                                    ----------------------------

Date of fiscal year end: December 31
                         -------------------------

Date of reporting period: June 30, 2003
                          ------------------------

Item 1. Reports to Shareholders

        Anchor Series Trust, Semiannual Report at June 30, 2003.

             ANCHOR
             SERIES
             TRUST

                                                   SEMIANNUAL
                                                   REPORT
                                                   JUNE 30, 2003

---------------------

                              ANCHOR SERIES TRUST

                               TABLE OF CONTENTS

                                                                                      PAGE
                                                                                      ----
                        Shareholder Letter..........................................    1
                        Money Market Portfolio......................................    2
                        Government and Quality Bond Portfolio.......................    4
                        Growth and Income Portfolio.................................    7
                        Growth Portfolio............................................   10
                        Capital Appreciation Portfolio..............................   14
                        Natural Resources Portfolio.................................   18
                        Multi-Asset Portfolio.......................................   20
                        Strategic Multi-Asset Portfolio.............................   26
                        Statement of Assets and Liabilities.........................   42
                        Statement of Operations.....................................   44
                        Statement of Changes in Net Assets..........................   46
                        Notes to Financial Statements...............................   50
                        Financial Highlights........................................   59
                        Trustee Information.........................................   61

---------------------

                DEAR ANCHOR SERIES TRUST INVESTOR:

                  We are pleased to present our semiannual report for the Anchor
                Series Trust, the underlying investment portfolios for the ICAP II Variable Annuity issued by AIG SunAmerica Life Assurance Company and First SunAmerica Life Insurance Company.

                  The following report contains the investment portfolio
                information and the financial statements of the Anchor Series Trust portfolios for the reporting period ended June 30, 2003. We believe this information will give you some insight into the performance of your underlying investments.

                  If you have any questions regarding your variable annuity, please contact your investment representative.

                  Thank you for the confidence you place in us with your
                retirement assets, and we look forward to reporting to you once again in six months.

                Sincerely,

                /s/ JAY WINTROB
                Jay Wintrob
                Chief Executive Officer
                AIG SunAmerica Life Assurance Company
                First SunAmerica Life Insurance Company

                August 8, 2003

                -------------------------------

                Note: All performance figures quoted are for the Anchor Series Trust. They do not reflect fees and charges associated with the variable annuity. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. Past performance is no guarantee of future results.

                Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Technology companies may be subject to additional risks. They may be affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology. As a result, this portfolio's returns may be considerably more volatile than a fund that does not invest in technology companies. International investing may involve special risks, such as foreign taxation, currency risks, risks associated with possible differences in financial standards and other monetary and political risks associated with future political and economic developments. Investments in high-yield bonds have a higher degree of risk than investment in investment grade bonds. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make principal and interest payments. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity.

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    MONEY MARKET PORTFOLIO                 INVESTMENT PORTFOLIO -- JUNE 30, 2003
                                                                     (UNAUDITED)

                                                                                       PRINCIPAL         VALUE
                       SHORT-TERM SECURITIES -- 99.1%                                    AMOUNT         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       CERTIFICATES OF DEPOSIT -- 2.4%
                       Toronto-Dominion Bank, Ltd. 1.75% due 8/12/03 (cost
                         $500,132).................................................    $  500,000     $   500,132
                                                                                                      ------------
                       COMMERCIAL PAPER -- 58.7%
                       Abbey National Treasury Services, PLC 1.30% due 3/10/04.....       500,000         499,965
                       Ciesco LP 1.22% due 7/9/03..................................       400,000         399,892
                       Clipper Receivables Corp. 1.21% due 7/8/03..................       400,000         399,906
                       Coca-Cola Enterprises, Inc. 0.94% due 8/7/03................       500,000         499,522
                       Corporate Asset Funding Co., Inc. 1.20% due 7/28/03.........       400,000         399,640
                       DaimlerChrysler NA Holding Corp. 1.40% due 7/21/03..........       175,000         174,864
                       Danske Corp. 1.06% due 8/11/03..............................       500,000         499,396
                       Edison Asset Securitization, LLC 1.24% due 7/9/03...........       400,000         399,890
                       Eureka Securitization, PLC 1.21% due 8/6/03.................       400,000         399,516
                       Falcon Asset Securities Corp. 1.22% due 7/11/03.............       400,000         399,865
                       Galaxy Funding, Inc. 1.26% due 7/3/03.......................       500,000         499,965
                       General Electric Capital Corp. 1.24% due 7/24/03............       700,000         699,445
                       GlaxoSmithKline Finance, PLC 1.17% due 8/19/03..............       500,000         499,204
                       Greyhawk Funding, LLC 1.26% due 7/2/03......................       400,000         399,986
                       Merrill Lynch & Co., Inc. 1.30% due 7/1/03..................       400,000         400,000
                       Mont Blanc Capital Corp. 1.07% due 7/28/03..................       400,000         399,679
                       Nationwide Building Society 1.22% due 7/2/03................       600,000         599,980
                       Nestle Capital Corp. 1.17% due 9/15/03......................       500,000         498,770
                       New York Life Capital Corp. 1.19% due 7/9/03................       650,000         649,828
                       Societe General North America, Inc. 1.24% due 7/17/03.......       500,000         499,724
                       Total SA 1.22% due 7/15/03..................................       500,000         499,763
                       UBS Finance, Inc. 1.31% due 7/1/03..........................       600,000         600,000
                       Westdeutsche Landesbank NRW 1.35% due 1/27/04...............       750,000         750,000
                       Windmill Funding Corp. 1.24% due 7/11/03....................       400,000         399,862
                       Yale University 1.06% due 8/15/03...........................       600,000         599,205
                                                                                                      ------------
                       TOTAL COMMERCIAL PAPER (cost $12,067,867)...................                    12,067,867
                                                                                                      ------------
                       CORPORATE SHORT-TERM NOTES -- 7.8%
                       BP Capital Markets, PLC 1.30% due 3/8/04(1).................       500,000         500,000
                       Holmes Financing, PLC 1.18% due 10/15/03(1).................       300,000         300,000
                       Peoples Security Life Insurance Co. 1.40% due 9/27/03(1)....       500,000         500,000
                       Permanent Financing, PLC 1.23% due 3/10/04(1)...............       300,000         300,000
                                                                                                      ------------
                       TOTAL CORPORATE SHORT-TERM NOTES (cost $1,600,000)..........                     1,600,000
                                                                                                      ------------
                       FEDERAL AGENCY OBLIGATIONS -- 30.2%
                       Federal Home Loan Bank System 5.38% due 1/5/04..............       200,000         204,035
                       Federal Home Loan Mtg. Disc. Notes 0.96% due 6/17/04........       240,000         237,794
                       Federal Home Loan Mtg. Disc. Notes 1.03% due 9/30/03........       500,000         498,698
                       Federal Home Loan Mtg. Disc. Notes 1.09% due 3/12/04........       400,000         396,926
                       Federal Home Loan Mtg. Disc. Notes 1.20% due 1/29/04........       400,000         397,173
                       Federal Home Loan Mtg. Disc. Notes 1.26% due 2/26/04........       500,000         495,800
                       Federal Home Loan Mtg. Disc. Notes 1.33% due 1/29/04........     1,000,000         992,168
                       Federal National Mtg. Assoc. 5.13% due 2/13/04..............       600,000         614,003
                       Federal National Mtg. Assoc. Disc. Notes 0.90% due
                         9/24/03...................................................       500,000         498,938
                       Federal National Mtg. Assoc. Disc. Notes 1.17% due 2/6/04...       600,000         595,710
                       Federal National Mtg. Assoc. Disc. Notes 1.26% due 2/6/04...       275,000         272,925

---------------------
    2

                                                                                       PRINCIPAL         VALUE
                       SHORT-TERM SECURITIES (CONTINUED)                                 AMOUNT         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       FEDERAL AGENCY OBLIGATIONS (continued)
                       Federal National Mtg. Assoc. Disc. Notes 1.40% due
                         12/12/03..................................................    $  500,000     $   496,879
                       Federal National Mtg. Assoc. Disc. Notes 1.41% due
                         12/12/03..................................................       500,000         496,845
                                                                                                      ------------
                       TOTAL FEDERAL AGENCY OBLIGATIONS (cost $6,197,894)..........                     6,197,894
                                                                                                      ------------
                       TOTAL SHORT-TERM SECURITIES (cost $20,365,893)..............                    20,365,893
                                                                                                      ------------

                       REPURCHASE AGREEMENT -- 2.2%
                       -------------------------------------------------------------------------------------------
                       UBS Warburg, LLC Joint Repurchase Agreement Account (See
                         Note 2) (cost $455,000)...................................       455,000         455,000
                                                                                                      ------------
                       TOTAL INVESTMENTS --
                         (cost $20,820,893@)                         101.3%                            20,820,893
                       Liabilities in excess of other assets --       (1.3)                              (266,231)
                                                                     ------                           ------------
                       NET ASSETS --                                 100.0%                           $20,554,662
                                                                     ======                           ============

              -----------------------------
              (1) Security is a "floating rate" bond where the coupon rate fluctuates. The rate reflected is as of June 30, 2003.

              @ See Note 5.

              Portfolio Breakdown as a percentage of net assets (excluding Repurchase Agreements) by industry:

                       Government Agencies...................  30.2%           Trade & Term Receivables..............   3.9%
                       Banks.................................  25.0            Automotive............................   3.3
                       Insurance.............................  11.9            Beverages.............................   2.4
                       Securities............................   5.9            Medical...............................   2.4
                       Receivables...........................   5.8            Investment Companies..................   1.9
                       Food..................................   4.9            Loans.................................   1.5
                                                                                                                       ----
                                                                                                                       99.1%
                                                                                                                       ====

              See Notes to Financial Statements.

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    GOVERNMENT AND QUALITY BOND
    PORTFOLIO                              INVESTMENT PORTFOLIO -- JUNE 30, 2003
                                                                     (UNAUDITED)

                                                                                       PRINCIPAL           VALUE
                       ASSET-BACKED SECURITIES -- 2.5%                                   AMOUNT          (NOTE 2)
                       ----------------------------------------------------------------------------------------------
                       FINANCE -- 1.6%
                       BMW Vehicle Owner Trust, Series 2001-A A4 5.11% 2006........   $ 2,540,000     $    2,620,912
                       Carmax Auto Owner Trust, Series 2002-1 A4 4.23% 2007........     4,085,000          4,309,503
                       Ford Credit Auto Owner Trust, Series 2002-A A 3.62% 2006....     4,291,550          4,350,123
                       Household Automotive Trust, Series 2002-3 A3A 2.75% 2007....     2,805,000          2,862,334
                       Onyx Acceptance Auto Trust, Series 2002-A A3 3.75% 2006.....     3,550,188          3,603,409
                                                                                                      ---------------
                                                                                                          17,746,281
                                                                                                      ---------------
                       TRANSPORTATION -- 0.9%
                       Continental Airlines, Inc., Series 98-3 Pass Through 6.32%
                         2008......................................................     5,000,000          4,850,447
                       Continental Airlines, Inc., Series 01-1 Pass Through 6.70%
                         2021......................................................     4,655,783          4,513,244
                                                                                                      ---------------
                                                                                                           9,363,691
                                                                                                      ---------------
                       TOTAL ASSET-BACKED SECURITIES (cost $26,925,335)............                       27,109,972
                                                                                                      ---------------
                       BONDS & NOTES -- 90.6%
                       ----------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 1.9%
                       Avon Products, Inc. 4.63% 2013..............................     3,220,000          3,321,568
                       Lowe's Cos., Inc. 7.50% 2005................................     5,000,000          5,681,515
                       Target Corp. 5.50% 2007.....................................     5,000,000          5,494,845
                       Wal-Mart Stores, Inc. 6.75% 2023............................     5,000,000          5,848,325
                                                                                                      ---------------
                                                                                                          20,346,253
                                                                                                      ---------------
                       CONSUMER STAPLES -- 2.1%
                       Diageo Capital, PLC 6.13% 2005..............................     5,000,000          5,463,880
                       Gillette Co. 4.13% 2007.....................................     4,990,000          5,273,472
                       Kimberly-Clark Corp. 5.63% 2012.............................     5,000,000          5,594,780
                       Unilever Capital Corp. 6.88% 2005...........................     5,000,000          5,581,115
                                                                                                      ---------------
                                                                                                          21,913,247
                                                                                                      ---------------
                       EDUCATION -- 0.6%
                       Leland Stanford Junior University of California 6.88%
                         2024......................................................     5,000,000          6,100,750
                                                                                                      ---------------
                       ENERGY -- 0.5%
                       ConocoPhillips 3.63% 2007...................................     5,000,000          5,191,910
                                                                                                      ---------------
                       FINANCE -- 9.5%
                       Ace INA Holding, Inc. 8.30% 2006............................     5,000,000          5,817,650
                       Alliance Capital Management LP 5.63% 2006...................     4,965,000          5,438,721
                       American Express Co. 3.75% 2007.............................     5,000,000          5,210,290
                       Axa SA 8.60% 2030...........................................     5,000,000          6,439,420
                       Bank of America Corp. 6.25% 2012............................     5,000,000          5,792,420
                       Citicorp 6.75% 2007.........................................     5,000,000          5,787,790
                       Countrywide Home Loans, Inc. 5.50% 2006.....................     5,000,000          5,464,800
                       Everest Reinsurance Holdings, Inc. 8.50% 2005...............     1,570,000          1,707,924
                       Everest Reinsurance Holdings, Inc. 8.75% 2010...............     1,130,000          1,351,461
                       General Electric Capital Corp. 6.75% 2032...................     5,000,000          5,847,825
                       General Re Corp. 9.00% 2009.................................     5,000,000          6,415,920
                       Hartford Life, Inc. 7.38% 2031..............................     5,000,000          5,921,910
                       Household Finance Corp. 6.38% 2011..........................     5,000,000          5,685,315

---------------------
    4

                                                                                       PRINCIPAL           VALUE
                       BONDS & NOTES (CONTINUED)                                         AMOUNT          (NOTE 2)
                       ----------------------------------------------------------------------------------------------
                       FINANCE (continued)
                       J.P. Morgan & Co., Inc. 6.25% 2005..........................   $ 5,000,000     $    5,529,815
                       John Hancock Funds 7.38% 2024*..............................     5,000,000          5,894,555
                       Morgan Stanley 5.30% 2013...................................     5,000,000          5,314,215
                       Ohio National Life Insurance Co. 8.50% 2026*................       200,000            245,409
                       Postal Square LP 8.95% 2022.................................     4,368,600          6,133,645
                       Private Export Funding Corp. 5.34% 2006.....................     5,000,000          5,478,700
                       US Bancorp 7.50% 2026.......................................       400,000            496,374
                       Wells Fargo Financial, Inc. 5.50% 2012......................     5,000,000          5,552,555
                                                                                                      ---------------
                                                                                                         101,526,714
                                                                                                      ---------------
                       HEALTHCARE -- 0.9%
                       Johnson & Johnson 4.95% 2033................................     5,000,000          4,885,405
                       UnitedHealth Group, Inc. 5.20% 2007.........................     1,685,000          1,835,120
                       UnitedHealth Group, Inc. 7.50% 2005.........................     2,250,000          2,545,565
                                                                                                      ---------------
                                                                                                           9,266,090
                                                                                                      ---------------
                       INDUSTRIAL & COMMERCIAL -- 2.4%
                       FedEx Corp., Series 981 A 6.72% 2022........................     4,490,521          5,234,152
                       General Dynamics Corp. 2.13% 2006...........................     3,615,000          3,663,625
                       SCL Terminal Aereo Santiago SA 6.95% 2012*..................     4,559,859          5,114,840
                       United Parcel Service, Inc. 8.38% 2020......................     5,000,000          6,651,845
                       United Technologies Corp. 6.63% 2004........................     5,000,000          5,337,320
                                                                                                      ---------------
                                                                                                          26,001,782
                                                                                                      ---------------
                       INFORMATION & ENTERTAINMENT -- 0.8%
                       Reed Elsevier Capital, Inc. 6.75% 2011......................     2,705,000          3,150,400
                       Viacom, Inc. 6.40% 2006.....................................     5,000,000          5,549,555
                                                                                                      ---------------
                                                                                                           8,699,955
                                                                                                      ---------------
                       INFORMATION TECHNOLOGY -- 2.5%
                       BellSouth Corp. 6.88% 2031..................................     5,000,000          5,885,505
                       Computer Sciences Corp. 7.38% 2011..........................     3,280,000          3,988,562
                       Hewlett-Packard Co. 7.15% 2005..............................     5,000,000          5,529,065
                       Pitney Bowes, Inc. 5.50% 2004...............................     5,000,000          5,164,415
                       Verizon Global Funding Corp. 6.88% 2012.....................     5,000,000          5,903,155
                                                                                                      ---------------
                                                                                                          26,470,702
                                                                                                      ---------------
                       MATERIALS -- 0.5%
                       Alcoa, Inc. 4.25% 2007......................................     5,000,000          5,299,910
                                                                                                      ---------------
                       MUNICIPAL BONDS -- 1.1%
                       California State General Obligation 5.25% 2023..............     4,630,000          4,826,543
                       Illinois State Pension Obligation 5.10% 2033................     2,860,000          2,812,438
                       Sonoma County, California Pension Obligation 3.24% 2008.....     3,730,000          3,750,217
                                                                                                      ---------------
                                                                                                          11,389,198
                                                                                                      ---------------
                       NON-U.S. GOVERNMENT OBLIGATIONS -- 0.5%
                       Province of British Columbia 4.63% 2006.....................     5,000,000          5,402,660
                                                                                                      ---------------
                       U.S. GOVERNMENT AGENCIES -- 40.8%
                       Federal Home Loan Mtg. Corp. 4.75% 2017.....................     1,863,019          1,866,000
                       Federal Home Loan Mtg. Corp. 7.50% 2027.....................        48,162             51,310
                       Federal Home Loan Mtg. Corp. 14.75% 2010....................        23,971             28,670
                       Federal National Mtg. Assoc. 5.00% 2017 - 2018..............    90,000,085         93,091,061
                       Federal National Mtg. Assoc. 6.00% 2010.....................        45,523             47,683
                       Federal National Mtg. Assoc. 6.50% 2008 - 2011..............        30,181             32,018
                       Government National Mtg. Assoc. 5.50% 2032 - 2033...........    75,319,776         78,591,534
                       Government National Mtg. Assoc. 6.00% 2028 - 2033...........    94,039,847         98,629,818
                       Government National Mtg. Assoc. 6.00% TBA...................        65,000             68,109

                                                           ---------------------

                                                                                       PRINCIPAL           VALUE
                       BONDS & NOTES (CONTINUED)                                         AMOUNT          (NOTE 2)
                       ----------------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES (continued)
                       Government National Mtg. Assoc. 6.00% TBA...................   $33,000,000     $   34,526,250
                       Government National Mtg. Assoc. 6.50% 2009 - 2032...........    88,398,472         92,939,566
                       Government National Mtg. Assoc. 7.00% 2009 - 2032...........    11,855,463         12,572,810
                       Government National Mtg. Assoc. 7.50% 2022 - 2029...........    16,420,400         17,503,364
                       Government National Mtg. Assoc. 8.00% 2029 - 2031...........     4,661,058          5,029,887
                       Government National Mtg. Assoc. 10.00% 2013 - 2017..........       315,124            360,332
                       Government National Mtg. Assoc. 11.50% 2014.................         3,244              3,783
                       Government National Mtg. Assoc. 12.00% 2016.................           801                945
                       Government National Mtg. Assoc. 12.75% 2014.................        39,762             47,367
                       Government National Mtg. Assoc. 13.50% 2014.................         3,539              4,257
                                                                                                      ---------------
                                                                                                         435,394,764
                                                                                                      ---------------
                       U.S. GOVERNMENT OBLIGATIONS -- 25.3%
                       United States Treasury Bonds 5.38% 2031(1)..................    80,000,000         90,084,400
                       United States Treasury Bonds 10.38% 2012....................    20,000,000         26,641,400
                       United States Treasury Notes 2.00% 2006.....................    50,000,000         50,531,250
                       United States Treasury Notes 2.88% 2004.....................    65,000,000         66,183,195
                       United States Treasury Notes 3.00% 2007.....................    25,000,000         25,787,100
                       United States Treasury Notes 5.88% 2004.....................    10,000,000         10,642,580
                                                                                                      ---------------
                                                                                                         269,869,925
                                                                                                      ---------------
                       UTILITIES -- 1.2%
                       Hydro-Quebec 8.40% 2022.....................................     5,000,000          6,980,175
                       KeySpan Corp. 6.15% 2006....................................     5,000,000          5,558,340
                                                                                                      ---------------
                                                                                                          12,538,515
                                                                                                      ---------------
                       TOTAL BONDS & NOTES (cost $923,519,392).....................                      965,412,375
                                                                                                      ---------------
                       TOTAL INVESTMENT SECURITIES (cost $950,444,727).............                      992,522,347
                                                                                                      ---------------
                       SHORT-TERM SECURITIES -- 2.3%
                       ----------------------------------------------------------------------------------------------
                       U.S. GOVERNMENT OBLIGATIONS -- 2.3%
                       United States Treasury Bills 0.84% due 9/25/03(1) (cost
                         $24,950,729)..............................................    25,000,000         24,948,750
                       REPURCHASE AGREEMENT -- 3.7%
                       ----------------------------------------------------------------------------------------------
                       UBS Warburg, LLC Joint Repurchase Agreement Account (See
                         Note 2)(1) (cost $39,000,000).............................    39,000,000         39,000,000
                                                                                                      ---------------

                       TOTAL INVESTMENTS --
                         (cost $1,014,395,456@)                      99.1%                             1,056,471,097
                       Other assets less liabilities --               0.9                                  9,231,104
                                                                    ------                            ---------------
                       NET ASSETS --                                100.0%                            $1,065,702,201
                                                                    ======                            ===============

              -----------------------------

              * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

              @  See Note 5.

              (1) The security or a portion thereof represents collateral for
                  TBA.
              TBA -- Securities purchased on a forward commitment basis with an approximate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
              Pass Through Certificates -- These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

              See Notes to Financial Statements.

---------------------
    6

---------------------

    ANCHOR SERIES TRUST
    GROWTH AND INCOME
    PORTFOLIO                              INVESTMENT PORTFOLIO -- JUNE 30, 2003
                                                                     (UNAUDITED)

                                                                                                         VALUE
                       COMMON STOCK -- 98.9%                                             SHARES         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 8.3%
                       Apparel & Textiles -- 0.8%
                       Nike, Inc., Class B.........................................        3,000      $   160,470

                       Housing & Household Durables -- 0.8%
                       Masco Corp. ................................................        7,000          166,950

                       Retail -- 6.7%
                       CVS Corp. ..................................................        8,900          249,467
                       Gap, Inc. ..................................................        7,900          148,204
                       Home Depot, Inc. ...........................................       10,600          351,072
                       Target Corp. ...............................................        5,400          204,336
                       Wal-Mart Stores, Inc. ......................................        7,000          375,690
                                                                                                      ------------
                                                                                                        1,656,189
                                                                                                      ------------
                       CONSUMER STAPLES -- 8.7%
                       Food, Beverage & Tobacco -- 5.9%
                       Coca-Cola Co. ..............................................        8,800          408,408
                       General Mills, Inc. ........................................        5,500          260,755
                       PepsiCo, Inc. ..............................................        8,100          360,450
                       Safeway, Inc.+..............................................        7,200          147,312

                       Household & Personal Products -- 2.8%
                       Gillette Co. ...............................................        7,600          242,136
                       Procter & Gamble Co. .......................................        3,600          321,048
                                                                                                      ------------
                                                                                                        1,740,109
                                                                                                      ------------
                       ENERGY -- 5.9%
                       Energy Services -- 1.2%
                       Schlumberger, Ltd. .........................................        5,300          252,121

                       Energy Sources -- 4.7%
                       ChevronTexaco Corp. ........................................        4,200          303,240
                       Exxon Mobil Corp. ..........................................       17,600          632,016
                                                                                                      ------------
                                                                                                        1,187,377
                                                                                                      ------------
                       FINANCE -- 18.6%
                       Banks -- 5.7%
                       Bank of America Corp. ......................................        5,900          466,277
                       Bank One Corp. .............................................        5,200          193,336
                       State Street Corp. .........................................        3,600          141,840
                       Wachovia Corp. .............................................        8,500          339,660

                       Financial Services -- 7.4%
                       Citigroup, Inc. ............................................       18,067          773,268
                       Fannie Mae..................................................        3,100          209,064
                       Goldman Sachs Group, Inc. ..................................        2,100          175,875
                       Merrill Lynch & Co., Inc. ..................................        6,600          308,088

                       Insurance -- 5.5%
                       American International Group, Inc.#.........................        8,375          462,132
                       Hartford Financial Services Group, Inc. ....................        3,700          186,332

                                                           ---------------------

                                                                                                         VALUE
                       COMMON STOCK (CONTINUED)                                          SHARES         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Insurance (continued)
                       Marsh & McLennan Cos., Inc. ................................        4,900      $   250,243
                       Travelers Property Casualty Corp., Class B..................       12,900          203,433
                                                                                                      ------------
                                                                                                        3,709,548
                                                                                                      ------------
                       HEALTHCARE -- 16.0%
                       Drugs -- 13.7%
                       Abbott Laboratories.........................................        9,700          424,472
                       Amgen, Inc.+................................................        3,800          252,472
                       Cardinal Health, Inc., Class A..............................        3,700          237,910
                       Eli Lilly & Co. ............................................        5,500          379,335
                       IDEC Pharmaceuticals Corp.+.................................        3,600          122,400
                       Pfizer, Inc. ...............................................       24,400          833,260
                       Schering-Plough Corp. ......................................        5,200           96,720
                       Wyeth.......................................................        8,700          396,285

                       Medical Products -- 2.3%
                       Genzyme Corp.+..............................................        4,600          192,280
                       Guidant Corp. ..............................................        3,100          137,609
                       Johnson & Johnson...........................................        2,300          118,910
                                                                                                      ------------
                                                                                                        3,191,653
                                                                                                      ------------
                       INDUSTRIAL & COMMERCIAL -- 11.8%
                       Aerospace & Military Technology -- 2.6%
                       Lockheed Martin Corp. ......................................        6,300          299,691
                       United Technologies Corp. ..................................        3,100          219,573

                       Business Services -- 2.9%
                       Accenture, Ltd., Class A+...................................       11,800          213,462
                       Automatic Data Processing, Inc. ............................        5,100          172,686
                       Waste Management, Inc. .....................................        8,000          192,720

                       Machinery -- 0.8%
                       Caterpillar, Inc. ..........................................        2,900          161,414

                       Multi-Industry -- 4.3%
                       3M Co. .....................................................        1,100          141,878
                       General Electric Co. .......................................       22,500          645,300
                       ITT Industries, Inc. .......................................        1,200           78,552

                       Transportation -- 1.2%
                       FedEx Corp. ................................................        3,900          241,917
                                                                                                      ------------
                                                                                                        2,367,193
                                                                                                      ------------
                       INFORMATION & ENTERTAINMENT -- 6.6%
                       Broadcasting & Media -- 6.1%
                       AOL Time Warner, Inc.+......................................       29,600          476,264
                       Comcast Corp., Sp. Class A+.................................        8,400          242,172
                       Gannett Co., Inc. ..........................................        1,300           99,853
                       Omnicom Group, Inc. ........................................        2,900          207,930
                       Viacom, Inc.+...............................................        4,300          187,738

                       Leisure & Tourism -- 0.5%
                       McDonald's Corp. ...........................................        4,800          105,888
                                                                                                      ------------
                                                                                                        1,319,845
                                                                                                      ------------
                       INFORMATION TECHNOLOGY -- 17.3%
                       Computers & Business Equipment -- 3.6%
                       Hewlett-Packard Co. ........................................       14,457          307,934
                       International Business Machines Corp. ......................        4,900          404,250

---------------------
    8

                                                                                                         VALUE
                       COMMON STOCK (CONTINUED)                                          SHARES         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Electronics -- 5.2%
                       Analog Devices, Inc.+.......................................        3,300      $   114,906
                       Applied Materials, Inc.+....................................       14,400          228,384
                       Intel Corp. ................................................       24,700          513,365
                       Texas Instruments, Inc. ....................................       10,300          181,280

                       Software -- 4.4%
                       Microsoft Corp. ............................................       34,600          886,106

                       Telecommunications -- 4.1%
                       Cisco Systems, Inc.+........................................       21,600          360,504
                       SBC Communications, Inc. ...................................        5,500          140,525
                       Verizon Communications, Inc. ...............................        8,100          319,545
                                                                                                      ------------
                                                                                                        3,456,799
                                                                                                      ------------
                       MATERIALS -- 4.1%
                       Chemicals -- 1.6%
                       Dow Chemical Co. ...........................................        4,300          133,128
                       du Pont (E.I.) de Nemours & Co. ............................        4,400          183,216

                       Forest Products -- 1.1%
                       International Paper Co. ....................................        6,400          228,672

                       Metals & Minerals -- 1.4%
                       Alcoa, Inc..................................................       10,800          275,400
                                                                                                      ------------
                                                                                                          820,416
                                                                                                      ------------
                       UTILITIES -- 1.6%
                       Electric Utilities -- 1.6%
                       Exelon Corp. ...............................................        3,225          192,887
                       FPL Group, Inc. ............................................        2,000          133,700
                                                                                                      ------------
                                                                                                          326,587
                                                                                                      ------------
                       TOTAL INVESTMENT SECURITIES (cost $18,382,091)..............                    19,775,716
                                                                                                      ------------
                                                                                       PRINCIPAL
                       REPURCHASE AGREEMENT -- 1.0%                                      AMOUNT
                       -------------------------------------------------------------------------------------------
                       UBS Warburg, LLC Joint Repurchase Agreement Account (See
                         Note 2)
                         (cost $200,000)...........................................     $200,000          200,000
                                                                                                      ------------

                       TOTAL INVESTMENTS --
                         (cost $18,582,091@)                99.9%                                      19,975,716
                       Other assets less liabilities --      0.1                                           23,931
                                                           ------                                     ------------
                       NET ASSETS --                       100.0%                                     $19,999,647
                                                           ======                                     ============

              -----------------------------

              +  Non-income producing security
              # Security represents an investment in an affiliated company @ See Note 5

              See Notes to Financial Statements.

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    GROWTH PORTFOLIO                       INVESTMENT PORTFOLIO -- JUNE 30, 2003
                                                                     (UNAUDITED)

                                                                                                          VALUE
                       COMMON STOCK -- 98.2%                                             SHARES         (NOTE 2)
                       --------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 8.0%
                       Apparel & Textiles -- 0.6%
                       Liz Claiborne, Inc. ........................................        64,300     $  2,266,575
                       Mohawk Industries, Inc.+....................................        24,700        1,371,591

                       Automotive -- 0.6%
                       O'Reilly Automotive, Inc.+..................................        72,800        2,430,792
                       Polaris Industries, Inc. ...................................        19,900        1,221,860

                       Housing & Household Durables -- 1.1%
                       D.R. Horton, Inc. ..........................................        84,250        2,367,425
                       Masco Corp. ................................................       173,400        4,135,590

                       Retail -- 5.7%
                       American Eagle Outfitters, Inc.+............................        61,900        1,121,628
                       CDW Corp.+..................................................        16,400          751,120
                       Chico's FAS, Inc.+..........................................        90,700        1,909,235
                       CVS Corp. ..................................................        89,400        2,505,882
                       Gap, Inc. ..................................................       190,200        3,568,152
                       Home Depot, Inc. ...........................................       254,500        8,429,040
                       Linens 'n Things, Inc.+.....................................        16,700          394,287
                       Michaels Stores, Inc.+......................................        71,500        2,721,290
                       Pacific Sunwear of California, Inc.+........................        61,700        1,486,353
                       Target Corp. ...............................................        54,900        2,077,416
                       Wal-Mart Stores, Inc. ......................................       180,900        9,708,903
                                                                                                      -------------
                                                                                                        48,467,139
                                                                                                      -------------
                       CONSUMER STAPLES -- 7.6%
                       Food, Beverage & Tobacco -- 5.4%
                       Altria Group, Inc. .........................................       100,300        4,557,632
                       Coca-Cola Co. ..............................................       193,400        8,975,694
                       Coca-Cola Enterprises, Inc. ................................       201,900        3,664,485
                       Constellation Brands, Inc., Class A+........................        94,500        2,967,300
                       General Mills, Inc. ........................................       109,500        5,191,395
                       PepsiCo, Inc. ..............................................       174,700        7,774,150

                       Household & Personal Products -- 2.2%
                       Gillette Co. ...............................................       209,800        6,684,228
                       Procter & Gamble Co. .......................................        74,200        6,617,156
                                                                                                      -------------
                                                                                                        46,432,040
                                                                                                      -------------
                       ENERGY -- 6.1%
                       Energy Services -- 1.2%
                       GlobalSantaFe Corp. ........................................        58,500        1,365,390
                       Schlumberger, Ltd. .........................................       129,800        6,174,586

                       Energy Sources -- 4.9%
                       Chesapeake Energy Corp. ....................................       242,500        2,449,250
                       ChevronTexaco Corp. ........................................       113,000        8,158,600
                       EOG Resources, Inc. ........................................       109,000        4,560,560
                       Exxon Mobil Corp. ..........................................       368,300       13,225,653
                       Swift Energy Co.+...........................................       121,300        1,334,300
                                                                                                      -------------
                                                                                                        37,268,339
                                                                                                      -------------

---------------------
    10

                                                                                                          VALUE
                       COMMON STOCK (CONTINUED)                                          SHARES         (NOTE 2)
                       --------------------------------------------------------------------------------------------
                       FINANCE -- 17.0%
                       Banks -- 4.9%
                       Bank Hawaii Corp. ..........................................        51,100     $  1,693,965
                       Bank of America Corp. ......................................       116,100        9,175,383
                       Bank One Corp. .............................................       199,500        7,417,410
                       Banknorth Group, Inc. ......................................        93,500        2,386,120
                       Sovereign Bancorp, Inc. ....................................       120,600        1,887,390
                       Wachovia Corp. .............................................       181,700        7,260,732
                       Financial Services -- 7.0%
                       Citigroup, Inc. ............................................       455,246       19,484,529
                       Countrywide Financial Corp. ................................        53,100        3,694,167
                       E*Trade Group, Inc.+........................................       131,000        1,113,500
                       Legg Mason, Inc. ...........................................        97,800        6,352,110
                       Merrill Lynch & Co., Inc. ..................................       213,600        9,970,848
                       Providian Financial Corp.+..................................       183,500        1,699,210
                       Insurance -- 5.1%
                       Ambac Financial Group, Inc. ................................        35,500        2,351,875
                       American International Group, Inc.#.........................       138,252        7,628,745
                       Arthur J. Gallagher & Co. ..................................        85,300        2,320,160
                       Hartford Financial Services Group, Inc. ....................        70,400        3,545,344
                       Marsh & McLennan Cos., Inc. ................................       128,900        6,582,923
                       St. Paul Cos., Inc. ........................................       101,800        3,716,718
                       Travelers Property Casualty Corp., Class B..................       296,200        4,671,074
                                                                                                      -------------
                                                                                                       102,952,203
                                                                                                      -------------
                       HEALTHCARE -- 16.7%
                       Drugs -- 12.4%
                       Abbott Laboratories.........................................       246,300       10,778,088
                       Cardinal Health, Inc., Class A..............................        96,100        6,179,230
                       Caremark Rx, Inc.+..........................................        62,600        1,607,568
                       Eli Lilly & Co. ............................................       149,900       10,338,603
                       IDEC Pharmaceuticals Corp.+.................................        99,900        3,396,600
                       King Pharmaceuticals, Inc.+.................................       154,900        2,286,324
                       Pfizer, Inc. ...............................................       631,800       21,575,970
                       Schering-Plough Corp. ......................................       290,900        5,410,740
                       Watson Pharmaceuticals, Inc.+...............................        50,600        2,042,722
                       Wyeth.......................................................       251,800       11,469,490
                       Health Services -- 2.7%
                       Albany Molecular Research, Inc.+............................       178,600        2,696,860
                       Anthem, Inc.+...............................................        12,500          964,375
                       IMS Health, Inc. ...........................................       172,500        3,103,275
                       Laboratory Corp. of America Holdings+.......................        49,500        1,492,425
                       Oxford Health Plans, Inc.+..................................        54,000        2,269,620
                       Quest Diagnostics, Inc.+....................................        47,400        3,024,120
                       Triad Hospitals, Inc.+......................................       128,300        3,184,406
                       Medical Products -- 1.6%
                       Diagnostic Products Corp. ..................................        23,800          976,990
                       Edwards Lifesciences Corp.+.................................       109,700        3,525,758
                       Guidant Corp. ..............................................        85,700        3,804,223
                       Henry Schein, Inc.+.........................................        27,600        1,444,584
                                                                                                      -------------
                                                                                                       101,571,971
                                                                                                      -------------
                       INDUSTRIAL & COMMERCIAL -- 11.8%
                       Aerospace & Military Technology -- 2.4%
                       General Dynamics Corp. .....................................        52,300        3,791,750
                       Lockheed Martin Corp. ......................................       144,200        6,859,594
                       United Technologies Corp. ..................................        51,300        3,633,579

                                                           ---------------------

                                                                                                          VALUE
                       COMMON STOCK (CONTINUED)                                          SHARES         (NOTE 2)
                       --------------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL (continued)
                       Business Services -- 3.6%
                       Accenture, Ltd., Class A+...................................       293,000     $  5,300,370
                       Automatic Data Processing, Inc. ............................        59,600        2,018,056
                       Choicepoint, Inc.+..........................................        57,900        1,998,708
                       Manhattan Associates, Inc.+.................................        33,300          864,801
                       SunGard Data Systems, Inc.+.................................       252,600        6,544,866
                       Waste Management, Inc. .....................................       211,100        5,085,399

                       Multi-Industry -- 4.5%
                       3M Co. .....................................................        30,000        3,869,400
                       Aramark Corp., Class B+.....................................        61,800        1,385,556
                       General Electric Co. .......................................       572,800       16,427,904
                       ITT Industries, Inc. .......................................        83,800        5,485,548

                       Transportation -- 1.3%
                       EGL, Inc.+..................................................       154,100        2,342,320
                       FedEx Corp. ................................................        92,800        5,756,384
                                                                                                      -------------
                                                                                                        71,364,235
                                                                                                      -------------
                       INFORMATION & ENTERTAINMENT -- 8.1%
                       Broadcasting & Media -- 5.8%
                       AOL Time Warner, Inc.+......................................       734,400       11,816,496
                       Catalina Marketing Corp.+...................................        80,800        1,426,120
                       Comcast Corp., Sp. Class A+.................................       267,900        7,723,557
                       Gannett Co., Inc. ..........................................        61,000        4,685,410
                       Lamar Advertising Co.+......................................        84,500        2,975,245
                       Omnicom Group, Inc. ........................................        65,900        4,725,030
                       Univision Communications, Inc., Class A+....................        64,600        1,963,840

                       Entertainment Products -- 0.3%
                       International Game Technology+..............................        18,600        1,903,338

                       Leisure & Tourism -- 2.0%
                       Brinker International, Inc.+................................       146,600        5,280,532
                       Darden Restaurants, Inc. ...................................        55,000        1,043,900
                       JetBlue Airways Corp.+......................................        36,000        1,522,440
                       McDonald's Corp. ...........................................       193,400        4,266,404
                                                                                                      -------------
                                                                                                        49,332,312
                                                                                                      -------------
                       INFORMATION TECHNOLOGY -- 17.5%
                       Computers & Business Equipment -- 3.0%
                       Comverse Technology, Inc.+..................................        67,900        1,020,537
                       Hewlett-Packard Co. ........................................       421,959        8,987,727
                       International Business Machines Corp. ......................        98,300        8,109,750

                       Electronics -- 5.2%
                       Analog Devices, Inc.+.......................................        87,600        3,050,232
                       Applied Materials, Inc.+....................................       313,700        4,975,282
                       Fairchild Semiconductor International, Inc., Class A+.......       143,400        1,834,086
                       Integrated Circuit Systems, Inc.+...........................        45,000        1,414,350
                       Intel Corp. ................................................       452,600        9,406,838
                       International Rectifier Corp.+..............................       149,400        4,006,908
                       Lattice Semiconductor Corp.+................................        61,800          508,614
                       Novellus Systems, Inc.+.....................................        23,000          842,283
                       Sanmina-SCI Corp.+..........................................       279,000        1,760,490
                       Texas Instruments, Inc. ....................................       110,200        1,939,520
                       Waters Corp.+...............................................        69,200        2,015,796

---------------------
    12

                                                                                                          VALUE
                       COMMON STOCK (CONTINUED)                                          SHARES         (NOTE 2)
                       --------------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Internet Content -- 1.1%
                       CheckFree Corp.+............................................        51,900     $  1,444,896
                       InterActiveCorp+............................................       116,500        4,609,905
                       Verity, Inc.+...............................................        66,700          844,422

                       Software -- 4.9%
                       Adobe Systems, Inc. ........................................        20,500          657,435
                       Cadence Design Systems, Inc.+...............................       106,600        1,285,596
                       Intuit, Inc.+...............................................        78,100        3,477,793
                       Microsoft Corp. ............................................       879,900       22,534,239
                       Peoplesoft, Inc.+...........................................        49,000          861,910
                       Siebel Systems, Inc.+.......................................        82,400          786,096

                       Telecommunications -- 3.3%
                       Cisco Systems, Inc.+........................................       550,500        9,187,845
                       SBC Communications, Inc. ...................................       360,400        9,208,220
                       Tekelec, Inc.+..............................................       146,400        1,654,320
                                                                                                      -------------
                                                                                                       106,425,090
                                                                                                      -------------
                       MATERIALS -- 3.7%
                       Chemicals -- 1.2%
                       Cabot Microelectronics Corp.+...............................        51,500        2,599,205
                       du Pont (E.I.) de Nemours & Co. ............................       112,500        4,684,500

                       Forest Products -- 1.4%
                       International Paper Co. ....................................       130,800        4,673,484
                       Pactiv Corp.+...............................................       176,200        3,472,902

                       Metals & Minerals -- 1.1%
                       Alcoa, Inc. ................................................       264,600        6,747,300
                                                                                                      -------------
                                                                                                        22,177,391
                                                                                                      -------------
                       UTILITIES -- 1.7%
                       Electric Utilities -- 1.7%
                       Cinergy Corp. ..............................................        56,600        2,082,314
                       Exelon Corp. ...............................................        86,100        5,149,641
                       FPL Group, Inc. ............................................        44,900        3,001,565
                                                                                                      -------------
                                                                                                        10,233,520
                                                                                                      -------------
                       TOTAL INVESTMENT SECURITIES (cost $540,383,221).............                    596,224,240
                                                                                                      -------------

                                                                                       PRINCIPAL
                       REPURCHASE AGREEMENT -- 1.4%                                      AMOUNT
                       --------------------------------------------------------------------------------------------
                       UBS Warburg, LLC Joint Repurchase Agreement Account (See
                         Note 2)
                         (cost $8,475,000).........................................    $8,475,000        8,475,000
                                                                                                      -------------

                       TOTAL INVESTMENTS --
                         (cost $548,858,221@)               99.6%                                      604,699,240
                       Other assets less liabilities --      0.4                                         2,340,273
                                                           ------                                     -------------
                       NET ASSETS --                       100.0%                                     $607,039,513
                                                           ======                                     =============

              -----------------------------

              + Non-income producing security.

              # Security represents an investment in an affiliated company.

              @ See Note 5.

              See Notes to Financial Statements.

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    CAPITAL APPRECIATION
    PORTFOLIO                              INVESTMENT PORTFOLIO -- JUNE 30, 2003
                                                                     (UNAUDITED)

                                                                                                        VALUE
                       COMMON STOCK 94.7%                                              SHARES         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 4.3%
                       Apparel & Textiles -- 0.0%
                       Burberry Group, PLC.........................................       54,270   $      222,463

                       Automotive -- 0.6%
                       Advanced Auto Parts, Inc.+..................................      119,300        7,265,370

                       Retail -- 3.7%
                       Bed Bath & Beyond, Inc.+....................................      475,000       18,434,750
                       Gap, Inc. ..................................................    1,086,500       20,382,740
                       Lowe's Cos., Inc. ..........................................      142,500        6,120,375
                                                                                                   ---------------
                                                                                                       52,425,698
                                                                                                   ---------------
                       CONSUMER STAPLES -- 2.3%
                       Food, Beverage & Tobacco -- 2.3%
                       Bunge, Ltd. ................................................      125,000        3,575,000
                       Metro AG....................................................      230,000        7,447,296
                       PepsiCo, Inc. ..............................................      375,000       16,687,500
                                                                                                   ---------------
                                                                                                       27,709,796
                                                                                                   ---------------
                       EDUCATION -- 2.0%
                       Education -- 2.0%
                       Apollo Group, Inc.+.........................................      395,000       24,395,200
                                                                                                   ---------------

                       ENERGY -- 1.1%
                       Energy Sources -- 1.1%
                       Burlington Resources, Inc. .................................      110,000        5,947,700
                       EnCana Corp. ...............................................      174,000        6,676,380
                                                                                                   ---------------
                                                                                                       12,624,080
                                                                                                   ---------------
                       FINANCE -- 11.7%
                       Financial Services -- 4.4%
                       Citigroup, Inc. ............................................      452,876       19,383,093
                       Countrywide Financial Corp. ................................       85,000        5,913,450
                       Freddie Mac.................................................      555,000       28,177,350

                       Insurance -- 7.3%
                       Ace, Ltd. ..................................................      710,300       24,356,187
                       Ambac Financial Group, Inc. ................................      389,600       25,811,000
                       Everest Re Group, Ltd. .....................................       92,000        7,038,000
                       MBIA, Inc. .................................................      180,400        8,794,500
                       St. Paul Cos., Inc. ........................................      597,200       21,803,772
                                                                                                   ---------------
                                                                                                      141,277,352
                                                                                                   ---------------
                       HEALTHCARE -- 29.5%
                       Drugs -- 17.8%
                       Abbott Laboratories.........................................      405,000       17,722,800
                       Amylin Pharmaceuticals, Inc.+...............................      335,100        7,335,339
                       AstraZeneca, PLC ADR........................................    1,015,000       41,381,550
                       Aventis SA ADR..............................................      405,000       22,153,500
                       Cardinal Health, Inc., Class A..............................      200,000       12,860,000

---------------------
    14

                                                                                                        VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Drugs (continued)
                       Caremark Rx, Inc.+..........................................      175,000   $    4,494,000
                       Cephalon, Inc.+.............................................      105,000        4,321,800
                       Eli Lilly & Co. ............................................      250,000       17,242,500
                       Forest Laboratories, Inc.+..................................      357,000       19,545,750
                       Gilead Sciences, Inc.+......................................      266,900       14,834,302
                       IDEC Pharmaceuticals Corp.+.................................       85,000        2,890,000
                       Schering-Plough Corp........................................    1,259,100       23,419,260
                       Serono SA ADR...............................................    1,246,200       18,144,672
                       Shionogi & Co., Ltd. .......................................      660,000        8,959,326

                       Health Services -- 4.4%
                       Pharmaceutical Product Development, Inc.+...................      106,300        3,053,999
                       UnitedHealth Group, Inc. ...................................      550,000       27,637,500
                       Wellpoint Health Networks, Inc.+............................      260,000       21,918,000

                       Medical Products -- 7.3%
                       Amersham, PLC...............................................      810,871        6,094,965
                       C.R. Bard, Inc. ............................................       95,000        6,774,450
                       Edwards Lifesciences Corp.+.................................      375,000       12,052,500
                       Gambro AB...................................................      656,200        4,349,935
                       Genzyme Corp.+..............................................      486,000       20,314,800
                       Guidant Corp. ..............................................      225,000        9,987,750
                       McKesson Corp. .............................................      456,200       16,304,588
                       Neurocrine Biosciences, Inc.+...............................       75,000        3,745,500
                       St. Jude Medical, Inc.+.....................................      150,000        8,625,000
                                                                                                   ---------------
                                                                                                      356,163,786
                                                                                                   ---------------
                       INDUSTRIAL & COMMERCIAL -- 5.3%
                       Business Services -- 4.1%
                       Cendant Corp.+..............................................      513,800        9,412,816
                       First Data Corp. ...........................................      960,000       39,782,400

                       Transportation -- 1.2%
                       Exel, PLC...................................................      750,000        7,710,782
                       FedEx Corp. ................................................       55,000        3,411,650
                       Sinotrans, Ltd.+............................................   14,000,000        3,949,655
                                                                                                   ---------------
                                                                                                       64,267,303
                                                                                                   ---------------
                       INFORMATION & ENTERTAINMENT -- 15.4%
                       Broadcasting & Media -- 11.1%
                       AOL Time Warner, Inc.+......................................      590,600        9,502,754
                       Clear Channel Communications, Inc.+.........................      269,023       11,403,885
                       Comcast Corp., Sp. Class A+.................................      450,000       12,973,500
                       EchoStar Communications Corp., Class A+.....................      188,500        6,525,870
                       Lamar Advertising Co.+......................................      150,000        5,281,500
                       Liberty Media Corp.+........................................    2,388,000       27,605,280
                       Omnicom Group, Inc. ........................................      123,600        8,862,120
                       Scripps (E.W.) Co., Class A.................................      135,100       11,986,072
                       SKY Perfect Communications, Inc.+...........................        5,500        3,767,469
                       Univision Communications, Inc., Class A+....................      800,000       24,320,000
                       Viacom, Inc.+...............................................      265,000       11,569,900

                                                           ---------------------

                                                                                                        VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Entertainment Products -- 1.7%
                       International Game Technology+..............................      123,500   $   12,637,755
                       Sony Corp. ADR..............................................      275,000        7,700,000

                       Leisure & Tourism -- 2.6%
                       JetBlue Airways Corp.+......................................      173,300        7,328,857
                       Ryanair Holdings, PLC ADR+..................................      555,800       24,955,420
                                                                                                   ---------------
                                                                                                      186,420,382
                                                                                                   ---------------
                       INFORMATION TECHNOLOGY -- 23.1%
                       Computers & Business Equipment -- 5.3%
                       Dell Computer Corp.+........................................    1,250,000       39,950,000
                       International Business Machines Corp. ......................      220,000       18,150,000
                       Lexmark International, Inc., Class A+.......................       80,000        5,661,600

                       Electronics -- 6.9%
                       Analog Devices, Inc.+.......................................      761,700       26,522,394
                       Applied Materials, Inc.+....................................    1,350,000       21,411,000
                       Samsung Electronics Co., Ltd. GDR*..........................      158,800       23,621,500
                       Taiwan Semiconductor Manufacturing Co., Ltd.+...............    7,316,000       12,048,887

                       Internet Content -- 7.2%
                       CheckFree Corp.+............................................      219,500        6,110,880
                       eBay, Inc.+.................................................      260,000       27,086,800
                       InterActiveCorp+............................................      965,900       38,220,663
                       Yahoo Japan Corp.+..........................................          250        4,067,415
                       Yahoo!, Inc.+...............................................      361,300       11,836,188

                       Software -- 2.3%
                       Cognos, Inc.+...............................................      125,900        3,399,300
                       Microsoft Corp. ............................................      920,200       23,566,322

                       Telecommunications -- 1.4%
                       Nextel Communications, Inc.+................................      485,000        8,768,800
                       Nokia Oyj ADR...............................................      490,000        8,050,700
                                                                                                   ---------------
                                                                                                      278,472,449
                                                                                                   ---------------
                       TOTAL COMMON STOCK (cost $955,126,030)......................                $1,143,756,046
                                                                                                   ---------------


                       PREFERRED STOCK -- 1.8%
                       -------------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT -- 1.8%
                       Broadcasting & Media -- 1.8%
                       News Corp., Ltd. ADR
                         (cost $28,433,811)........................................      880,000       22,044,000
                                                                                                   ---------------

                       TOTAL INVESTMENT SECURITIES (cost $983,559,841).............                 1,165,800,046
                                                                                                   ---------------


---------------------
    16

                                                                                       PRINCIPAL           VALUE
                       REPURCHASE AGREEMENT 3.2% (CONTINUED)                             AMOUNT          (NOTE 2)
                       ----------------------------------------------------------------------------------------------
                       UBS Warburg, LLC Joint Repurchase Agreement Account (See
                         Note 2)
                         (cost $39,390,000)........................................   $39,390,000     $   39,390,000
                                                                                                      ---------------

                       TOTAL INVESTMENTS --
                       (cost $1,022,949,841@)               99.7%                                      1,205,190,046
                       Other assets less liabilities --      0.3                                           3,155,343
                                                           ------                                     ---------------
                       NET ASSETS --                       100.0%                                     $1,208,345,389
                                                           ======                                     ===============

              -----------------------------

              + Non-income producing security.

              * Securities exempt from registration under Rule 144A of the
                Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

              @ See Note 5.

              ADR -- American Depository Receipt

              GDR -- Global Depository Receipt

              See Notes to Financial Statements.

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    NATURAL RESOURCES
    PORTFOLIO                              INVESTMENT PORTFOLIO -- JUNE 30, 2003
                                                                     (UNAUDITED)

                                                                                                         VALUE
                       COMMON STOCK -- 94.8%                                             SHARES         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       ENERGY -- 52.9%
                       Energy Services -- 8.0%
                       GlobalSantaFe Corp. ........................................        38,776     $   905,032
                       Halliburton Co. ............................................        46,600       1,071,800
                       Norsk Hydro ASA ADR.........................................        34,400       1,690,760
                       Rowan Cos., Inc.+...........................................        38,400         860,160
                       Sunoco, Inc. ...............................................        22,600         852,924
                       Technip-Coflexip SA ADR+....................................        27,500         600,875
                       Valero Energy Corp. ........................................        45,200       1,642,116

                       Energy Sources -- 44.9%
                       Amerada Hess Corp. .........................................         9,600         472,128
                       Anadarko Petroleum Corp. ...................................        28,065       1,248,051
                       BP, PLC ADR.................................................        54,100       2,273,282
                       Burlington Resources, Inc. .................................        17,600         951,632
                       Canadian Natural Resources, Ltd. ...........................        71,400       2,830,721
                       China Petroleum & Chemical Corp. ADR........................        57,200       1,381,380
                       Cimarex Energy Co.+.........................................        14,869         353,139
                       ConocoPhillips..............................................        26,000       1,424,800
                       Devon Energy Corp. .........................................        30,800       1,644,720
                       EnCana Corp. ...............................................        41,608       1,586,674
                       EOG Resources, Inc. ........................................        48,250       2,018,780
                       Evergreen Resources, Inc.+..................................        20,000       1,086,200
                       Exxon Mobil Corp. ..........................................        77,284       2,775,268
                       Kerr-McGee Corp. ...........................................        29,900       1,339,520
                       LUKOIL ADR..................................................        22,200       1,756,020
                       Nexen, Inc. ................................................        72,000       1,813,609
                       Noble Energy, Inc. .........................................        36,800       1,391,040
                       Petro-Canada................................................        39,700       1,580,094
                       Petroleo Brasileiro SA ADR..................................        65,100       1,286,376
                       Repsol YPF SA ADR...........................................        61,000         986,370
                       Royal Dutch Petroleum Co. -- NY.............................        49,900       2,326,338
                       Shell Transport & Trading Co., PLC -- NY....................        44,400       1,769,340
                       Suncor Energy, Inc. ........................................        70,900       1,325,175
                       Surgutneftegaz ADR..........................................        37,500         778,125
                       Talisman Energy, Inc. ......................................        42,700       1,936,972
                       Total SA ADR................................................        36,000       2,728,800
                       XTO Energy, Inc. ...........................................        82,866       1,666,435
                                                                                                      ------------
                                                                                                       50,354,656
                                                                                                      ------------
                       MATERIALS -- 39.5%
                       Chemicals -- 2.4%
                       Ashland, Inc. ..............................................        72,400       2,221,232

                       Forest Products -- 3.7%
                       Abitibi-Consolidated, Inc. .................................       408,900       2,621,049
                       Bowater, Inc. ..............................................        24,400         913,780

                       Metals & Minerals -- 33.4%
                       Alcan, Inc. ................................................        30,100         941,829
                       Alcoa, Inc. ................................................        66,500       1,695,750
                       Aluminum Corp. of China, Ltd. ADR...........................        59,600       1,325,504

---------------------
    18

                                                                                                         VALUE
                       COMMON STOCK (CONTINUED)                                          SHARES         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       MATERIALS (continued)
                       Metals & Minerals (continued)
                       FwAnglo American Platinum Corp., Ltd. ......................        83,200     $ 2,628,831
                       Anglo American, PLC.........................................        56,700         866,905
                       Barrick Gold Corp. .........................................       173,700       3,109,230
                       Companhia Vale do Rio Doce ADR..............................        26,095         773,977
                       Companhia Vale do Rio Doce Sponsored ADR....................        35,900         996,225
                       Compania de Minas Buenaventura SAu ADR......................        86,000       2,587,740
                       Consol Energy, Inc. ........................................        61,200       1,391,688
                       Freeport-McMoRan Copper & Gold, Inc., Class B...............       183,800       4,503,100
                       Gold Fields, Ltd. ..........................................       218,300       2,612,309
                       Harmony Gold Mining Co., Ltd. ADR...........................        62,500         841,875
                       Impala Platinum Holdings, Ltd. .............................        15,400         917,622
                       Newmont Mining Corp. .......................................        45,600       1,480,176
                       Placer Dome, Inc. ..........................................       266,800       3,273,636
                       Steel Dynamics, Inc.+.......................................        74,000       1,013,800
                       United States Steel Corp. ..................................        52,400         857,788
                                                                                                      ------------
                                                                                                       37,574,046
                                                                                                      ------------
                       UTILITIES -- 2.4%
                       Gas & Pipeline Utilities -- 2.4%
                       Equitable Resources, Inc. ..................................        25,600       1,042,944
                       Western Gas Resources, Inc. ................................        32,700       1,294,920
                                                                                                      ------------
                                                                                                        2,337,864
                                                                                                      ------------
                       TOTAL INVESTMENT SECURITIES (cost $77,809,429)..............                    90,266,566
                                                                                                      ------------
                                                                                      PRINCIPAL
                       REPURCHASE AGREEMENT -- 5.2%                                     AMOUNT
                       -------------------------------------------------------------------------------------------
                       Fw
                       UBS Warburg, LLC Joint Repurchase Agreement Account (See
                         Note 2)
                         (cost $4,945,000).........................................   $ 4,945,000       4,945,000
                                                                                                      ------------

                       TOTAL INVESTMENTS --
                         (cost $82,754,429@)               100.0%                                      95,211,566
                       Liabilities in excess of other
                       assets --                             0.0                                          (38,741)
                                                          -------                                     ------------
                       NET ASSETS --                       100.0%                                     $95,172,825
                                                          =======                                     ============

              -----------------------------

              +  Non-income producing security
              @ See Note 5
              ADR -- American Depository Receipt

              See Notes to Financial Statements.

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    MULTI-ASSET PORTFOLIO                  INVESTMENT PORTFOLIO -- JUNE 30, 2003
                                                                     (UNAUDITED)

                                                                                                         VALUE
                       COMMON STOCK -- 65.2%                                             SHARES         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       CAPITAL APPRECIATION -- 3.3%

                       Broadcasting & Media -- 0.8%
                       Comcast Corp., Sp. Class A+.................................        18,100     $   521,823

                       Drugs -- 1.4%
                       Genzyme Corp. -- General Division+..........................         9,600         401,280
                       IDEC Pharmaceuticals Corp.+.................................         7,800         265,200
                       Schering-Plough Corp. ......................................        11,000         204,600

                       Electronics -- 1.1%
                       Analog Devices, Inc.+.......................................         7,100         247,222
                       Applied Materials, Inc.+....................................        30,800         488,488
                                                                                                      ------------
                                                                                                        2,128,613
                                                                                                      ------------
                       CORE EQUITY -- 61.9%

                       Aerospace & Military Technology -- 1.7%
                       Lockheed Martin Corp. ......................................        13,500         642,195
                       United Technologies Corp. ..................................         6,600         467,478

                       Apparel & Textiles -- 0.5%
                       NIKE, Inc., Class B.........................................         6,300         336,987

                       Banks -- 3.9%
                       Bank One Corp. .............................................        11,300         420,134
                       Bank of America Corp. ......................................        12,600         995,778
                       State Street Corp. .........................................         9,800         386,120
                       Wachovia Corp. .............................................        18,000         719,280

                       Broadcasting & Media -- 3.2%
                       AOL Time Warner, Inc.+......................................        64,400       1,036,196
                       Gannett Co., Inc. ..........................................         2,800         215,068
                       Omnicom Group, Inc. ........................................         6,000         430,200
                       Viacom, Inc., Class B+......................................         9,100         397,306

                       Business Services -- 1.9%
                       Accenture, Ltd., Class A+...................................        24,500         443,205
                       Automatic Data Processing, Inc. ............................        10,700         362,302
                       Waste Management, Inc. .....................................        17,600         423,984

                       Chemicals -- 1.0%
                       Dow Chemical Co. ...........................................         9,100         281,736
                       du Pont (E.I.) de Nemours & Co. ............................         9,500         395,580

                       Computers & Business Equipment -- 2.3%
                       Hewlett-Packard Co. ........................................        30,246         644,240
                       International Business Machines Corp. ......................        10,600         874,500

                       Drugs -- 8.4%
                       Abbott Laboratories.........................................        20,300         888,328
                       Amgen, Inc.+................................................         7,900         524,876
                       Cardinal Health, Inc. ......................................         8,000         514,400
                       Eli Lilly & Co. ............................................        12,100         834,537
                       Pfizer, Inc. ...............................................        52,600       1,796,290
                       Wyeth.......................................................        18,500         842,675

---------------------
    20

                                                                                                         VALUE
                       COMMON STOCK (CONTINUED)                                          SHARES         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       CORE EQUITY (continued)
                       Electric Utilities -- 1.1%
                       Exelon Corp. ...............................................         6,762     $   404,435
                       FPL Group, Inc. ............................................         4,100         274,085

                       Electronics -- 2.3%
                       Intel Corp. ................................................        53,000       1,101,552
                       Texas Instruments, Inc. ....................................        21,900         385,440

                       Energy Services -- 0.9%
                       Schlumberger, Ltd. .........................................        11,500         547,055

                       Energy Sources -- 3.1%
                       ChevronTexaco Corp. ........................................         9,100         657,020
                       Exxon Mobil Corp. ..........................................        37,500       1,346,625

                       Financial Services -- 4.8%
                       Citigroup, Inc. ............................................        38,607       1,652,380
                       Freddie Mac.................................................         6,600         445,104
                       Goldman Sachs Group, Inc. ..................................         4,500         376,875
                       Merrill Lynch & Co., Inc. ..................................        14,000         653,520

                       Food, Beverage & Tobacco -- 3.3%
                       Coca-Cola Co. ..............................................        18,900         877,149
                       General Mills, Inc. ........................................        11,300         535,733
                       PepsiCo, Inc. ..............................................        15,700         698,650

                       Forest Products -- 0.8%
                       International Paper Co. ....................................        13,700         489,501

                       Household & Personal Products -- 1.8%
                       Gillette Co. ...............................................        16,200         516,132
                       Procter & Gamble Co. .......................................         7,700         686,686

                       Housing & Household Durables -- 0.6%
                       Masco Corp. ................................................        16,400         391,140

                       Insurance -- 3.4%
                       American International Group, Inc.#.........................        14,668         809,380
                       Hartford Financial Services Group, Inc. ....................         8,100         407,916
                       Marsh & McLennan Cos., Inc. ................................        10,300         526,021
                       Travelers Property Casualty Corp., Class B..................        28,100         443,137

                       Leisure & Tourism -- 0.4%
                       McDonald's Corp. ...........................................        10,000         220,600

                       Machinery -- 0.5%
                       Caterpillar, Inc. ..........................................         6,200         345,092

                       Medical Products -- 0.8%
                       Guidant Corp.+..............................................         6,600         292,974
                       Johnson & Johnson...........................................         4,800         248,160

                       Metals & Minerals -- 0.9%
                       Alcoa, Inc. ................................................        23,100         589,050

                       Multi-Industry -- 2.9%
                       3M Co. .....................................................         2,300         296,654
                       General Electric Co. .......................................        47,800       1,370,904
                       ITT Industries, Inc. .......................................         2,600         170,196

                                                           ---------------------

                                                                                                         VALUE
                       COMMON STOCK (CONTINUED)                                          SHARES         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       CORE EQUITY (continued)
                       Retail -- 4.9%
                       CVS Corp. ..................................................        18,600     $   521,358
                       Gap, Inc. ..................................................        17,000         318,920
                       Home Depot, Inc. ...........................................        22,750         753,480
                       Safeway, Inc.+..............................................        15,200         310,992
                       Target Corp. ...............................................        11,600         438,944
                       Wal-Mart Stores, Inc. ......................................        14,900         799,683

                       Software -- 3.0%
                       Microsoft Corp..............................................        75,000       1,920,750

                       Telecommunications -- 2.7%
                       Cisco Systems, Inc.+........................................        46,500         776,085
                       SBC Communications, Inc. ...................................        11,700         298,935
                       Verizon Communications, Inc. ...............................        17,200         678,540

                       Transportation -- 0.8%
                       FedEx Corp. ................................................         8,300         514,849
                                                                                                      ------------
                                                                                                       39,965,097
                                                                                                      ------------
                       TOTAL COMMON STOCK (cost $36,639,153).......................                    42,093,710
                                                                                                      ------------

                                                                                       PRINCIPAL
                       ASSET-BACKED SECURITIES -- 1.8%                                   AMOUNT
                       -------------------------------------------------------------------------------------------
                       CORE BOND -- 1.8%

                       Finance -- 1.8%
                       BMW Vehicle Owner Trust, Series 2002-A A4 4.46% 2007........    $  100,000         105,666
                       Capital Auto Receivables Asset Trust, Series 2002-5 A4 2.92%
                         2008......................................................       100,000         102,651
                       Capital One Auto Finance Trust, Series 2002-A A4 4.79%
                         2009......................................................       100,000         106,019
                       Carmax Auto Owner Trust, Series 2002-2 A4 3.34% 2008........       100,000         103,704
                       Citibank Credit Card Issuance Trust, Series 2002-A1 A1 4.95%
                         2009......................................................       100,000         108,794
                       DaimlerChrysler Auto Trust, Series 2002-B A4 3.53% 2007.....       100,000         103,797
                       Honda Auto Receivables Owner Trust, Series 2002-4 A4 2.70%
                         2008......................................................        90,000          91,813
                       Household Automotive Trust, Series 2002-3 A3A 2.75% 2007....        55,000          56,124
                       MBNA Credit Card Master Note Trust, Series 2002-A1 A1 4.95%
                         2009......................................................       100,000         109,077
                       Onyx Acceptance Owner Trust, Series 2001-D A4 4.32% 2008....       100,000         104,327
                       Peoplefirst.com Auto Receivables Owner Trust, Series 2000-2
                         A4 6.43% 2007.............................................        53,643          54,338
                       WFS Financial Owner Trust, Series 2002-3 A4 3.50% 2010......       100,000         104,125
                                                                                                      ------------
                       TOTAL ASSET-BACKED SECURITIES (cost $1,126,082).............                     1,150,435
                                                                                                      ------------


                       BONDS & NOTES -- 28.0%
                       -------------------------------------------------------------------------------------------
                       CORE BOND -- 27.5%

                       Consumer Discretionary -- 1.9%
                       Avon Products, Inc. 4.63% 2013..............................        65,000          67,050
                       CVS Corp. 5.50% 2004........................................       100,000         102,516
                       Centex Corp. 5.80% 2009.....................................       100,000         109,831
                       DaimlerChrysler NA Holding Corp. 7.30% 2012.................       100,000         112,779
                       Federated Department Stores, Inc. 6.63% 2011................       100,000         114,923
                       Kroger Co. 6.75% 2012.......................................       100,000         114,141
                       Masco Corp. 6.00% 2004......................................       100,000         103,514
                       Mohawk Industries, Inc., Series D 7.20% 2012................       120,000         140,619
                       Staples, Inc. 7.13% 2007....................................       165,000         184,250
                       Target Corp. 3.38% 2008.....................................       100,000         102,402
                       Wal-Mart Stores, Inc. 4.38% 2007............................        85,000          91,087

---------------------
    22

                                                                                       PRINCIPAL         VALUE
                       BONDS & NOTES (CONTINUED)                                         AMOUNT         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       CORE BOND (continued)
                       Consumer Staples -- 0.3%
                       Coca-Cola Enterprises, Inc. 5.25% 2007......................    $  100,000     $   109,110
                       General Mills, Inc. 5.13% 2007..............................       100,000         108,933

                       Energy -- 0.3%
                       ConocoPhillips 3.63% 2007...................................       100,000         103,838
                       Valero Energy Corp. 6.88% 2012..............................       100,000         113,358

                       Finance -- 3.4%
                       Ace Capital Trust II 9.70% 2030.............................       150,000         202,146
                       Allstate Corp. 7.88% 2005...................................       100,000         111,093
                       American Express Co. 3.75% 2007.............................       100,000         104,206
                       Bank of America Corp. 6.25% 2012............................       100,000         115,848
                       CS First Boston Mtg. Securities Corp., Series 1997-C2 A1
                         6.40% 2035................................................        29,638          29,783
                       ChevronTexaco Capital Co. 3.50% 2007........................       100,000         103,922
                       Citigroup, Inc. 6.50% 2011..................................       100,000         116,997
                       Countrywide Home Loans, Inc., Series MTNJ 5.50% 2006........       100,000         109,296
                       Everest Reinsurance Holdings, Inc. 8.75% 2010...............       100,000         119,598
                       First Financial Caribbean Corp. 7.84% 2006..................       100,000         111,154
                       General Electric Capital Corp., Series MTNA 5.88% 2012......       100,000         111,861
                       Goldman Sachs Group, Inc. 4.13% 2008........................       100,000         105,085
                       Hartford Life, Inc. 7.38% 2031..............................       100,000         118,438
                       Household Finance Corp. 6.38% 2011..........................       100,000         113,706
                       J.P. Morgan Chase & Co. 6.75% 2011..........................       100,000         117,370
                       MBIA, Inc. 6.63% 2028.......................................       100,000         104,554
                       Morgan Stanley 5.30% 2013...................................       100,000         106,284
                       National Rural Utilities Cooperative Finance 3.88% 2008.....       100,000         104,169
                       USA Education, Inc., Series MTNA 5.63% 2007.................       100,000         110,987
                       Wells Fargo Financial, Inc. 5.50% 2012......................       100,000         111,051

                       Healthcare -- 0.4%
                       American Home Products Corp. 6.70% 2011.....................       100,000         117,321
                       UnitedHealth Group, Inc. 5.20% 2007.........................       100,000         108,909

                       Industrial & Commercial -- 0.8%
                       FedEx Corp., Series 981A 6.72% 2022.........................       269,431         314,049
                       General Dynamics Corp. 2.13% 2006...........................        75,000          76,009
                       United Technologies Corp. 6.10% 2012........................       100,000         115,289

                       Information & Entertainment -- 0.9%
                       AOL Time Warner, Inc. 6.15% 2007............................       100,000         112,493
                       Cox Enterprises, Inc. 8.00% 2007 *..........................       100,000         117,107
                       InterActiveCorp 7.00% 2013..................................       100,000         115,180
                       News America, Inc. 6.63% 2008...............................       100,000         113,972
                       Viacom, Inc. 6.40% 2006.....................................       100,000         110,991

                       Information Technology -- 1.4%
                       AT&T Broadband Corp. 8.38% 2013.............................       100,000         125,240
                       AT&T Wireless Services, Inc. 7.50% 2007.....................       100,000         115,272
                       BellSouth Corp. 6.88% 2031..................................       100,000         117,710
                       CenturyTel, Inc., Series H 8.38% 2010.......................       100,000         126,218
                       Computer Sciences Corp. 3.50% 2008..........................       100,000         102,119
                       Hewlett Packard Co. 5.75% 2006..............................       100,000         111,419
                       International Business Machines Corp. 5.38% 2009............       100,000         111,784
                       Verizon Global Funding Corp. 6.88% 2012.....................       100,000         118,063

                       Materials -- 0.2%
                       Alcoa, Inc. 4.25% 2007......................................       100,000         105,998

                       Municipal Bonds -- 0.3%
                       California State 5.25% 2023.................................        95,000          99,033
                       Illinois State 3.85% 2013...................................        65,000          63,893

                                                           ---------------------

                                                                                       PRINCIPAL         VALUE
                       BONDS & NOTES (CONTINUED)                                         AMOUNT         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       CORE BOND (continued)
                       Transportation -- 0.1%
                       Continental Airlines, Inc., Series 01-1 6.70% 2021..........    $   93,116     $    90,265

                       U.S. Government Agencies -- 11.9%
                       Federal Home Loan Mtg. Corp. 6.50% 2010 -- 2025.............       340,970         356,470
                       Federal National Mtg. Assoc. 5.00% 2018.....................       999,999       1,034,253
                       Federal National Mtg. Assoc. 6.50% 2028.....................       400,354         418,065
                       Government National Mtg. Assoc. 6.00% 2032 -- 2033..........     2,280,028       2,391,373
                       Government National Mtg. Assoc. 6.50% 2023 -- 2032..........     2,569,944       2,705,876
                       Government National Mtg. Assoc. 7.00% 2029..................       724,571         765,845

                       U.S. Government Obligations -- 4.7%
                       United States Treasury Bonds 6.13% 2029.....................     1,000,000       1,221,914
                       United States Treasury Bonds 8.88% 2019.....................       500,000         765,742
                       United States Treasury Notes 3.00% 2007.....................     1,000,000       1,031,484

                       Utilities -- 0.9%
                       Dominion Resources, Inc. 4.13% 2008.........................       100,000         104,664
                       Eastern Energy, Ltd., Series AMBC 6.75% 2006*...............       100,000         113,854
                       KeySpan Corp. 6.15% 2006....................................       100,000         111,167
                       Kinder Morgan, Inc. 6.50% 2012..............................       100,000         114,630
                       NSTAR 8.00% 2010............................................       100,000         122,717
                                                                                                      ------------
                                                                                                       17,752,287
                                                                                                      ------------

                       GLOBAL CORE BOND -- 0.5%

                       FRANCE -- 0.2%
                       Axa 8.60% 2030 (Finance)....................................       100,000         128,788

                       UNITED KINGDOM -- 0.3%
                       Diageo Capital, PLC 6.13% 2005 (Industrial & Commercial)....       100,000         109,278
                       Reed Elsevier Capital, Inc. 6.75% 2011 (Industrial &
                         Commercial)...............................................       100,000         116,466
                                                                                                      ------------
                                                                                                          354,532
                                                                                                      ------------
                       TOTAL BONDS & NOTES (cost $16,888,696)......................                    18,106,819
                                                                                                      ------------
                       TOTAL INVESTMENT SECURITIES (cost $54,653,931)..............                    61,350,964
                                                                                                      ------------

                       SHORT-TERM SECURITIES -- 3.9%
                       -------------------------------------------------------------------------------------------

                       U.S. GOVERNMENT OBLIGATIONS -- 3.9%
                       United States Treasury Bills 0.83% due 9/25/03(1)...........     2,000,000       1,996,058
                       United States Treasury Bills 1.06% due 8/7/03(1)............       500,000         499,434
                                                                                                      ------------
                       TOTAL SHORT-TERM SECURITIES (cost $2,495,492)...............                     2,495,492
                                                                                                      ------------

---------------------
    24

                                                                                       PRINCIPAL         VALUE
                       REPURCHASE AGREEMENT -- 0.7% (CONTINUED)                          AMOUNT         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       UBS Warburg, LLC Joint Repurchase Agreement Account (See
                         Note 2)(1)
                         (cost $465,000)...........................................    $  465,000     $   465,000
                                                                                                      ------------
                       TOTAL INVESTMENTS --
                         (cost $57,614,423@)                99.6%                                      64,311,456
                       Other assets less liabilities --      0.4                                          283,402
                                                           ------                                     ------------
                       NET ASSETS --                       100.0%                                     $64,594,858
                                                           ======                                     ============

              -----------------------------

              + Non-income producing security

              # Security represents an investment in an affiliated company.

              * Securities exempt from registration under Rule 144A of the
                Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

              @ See Note 5.

              (1) The security or a portion thereof represents collateral for open future contracts.

              OPEN FUTURES CONTRACTS

                       --------------------------------------------------------------------------------------------------
                                                                                                             UNREALIZED
                       NUMBER OF                                               VALUE AT     VALUE AS OF    APPRECIATION/
                       CONTRACTS        DESCRIPTION         EXPIRATION DATE   TRADE DATE   JUNE 30, 2003   (DEPRECIATION)
                       --------------------------------------------------------------------------------------------------
                       10 Short   S&P 500 Index             September 2003    $2,444,545    $2,433,250        $11,295
                                                                                                              =======

              See Notes to Financial Statements.

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STRATEGIC MULTI-ASSET
    PORTFOLIO                              INVESTMENT PORTFOLIO -- JUNE 30, 2003
                                                                     (UNAUDITED)

                                                                                                              VALUE
                       COMMON STOCK -- 64.2%                                                 SHARES         (NOTE 2)
                       -------------------------------------------------------------------------------------------------
                       CAPITAL APPRECIATION -- 11.8%
                       Automotive -- 0.6%
                       Advance Auto Parts, Inc.+...................................              3,500   $      213,150

                       Broadcasting & Media -- 1.1%
                       Scripps (E.W.) Co., Class A.................................              1,600          141,952
                       Univision Communications, Inc., Class A+....................              9,500          288,800

                       Business Services -- 0.3%
                       Cendant Corp.+..............................................              5,300           97,096

                       Drugs -- 1.4%
                       Amylin Pharmaceuticals, Inc.+...............................              3,200           70,048
                       Caremark Rx, Inc.+..........................................              1,200           30,816
                       Cephalon, Inc.+.............................................              1,000           41,160
                       Genzyme Corp. -- General Division+..........................              2,200           91,960
                       Gilead Sciences, Inc.+......................................              1,800          100,044
                       IDEC Pharmaceuticals Corp.+.................................              1,000           34,000
                       Pharmaceutical Product Development, Inc.+...................              2,400           68,952
                       Schering-Plough Corp. ......................................              7,800          145,080

                       Education -- 0.8%
                       Apollo Group, Inc., Class A+................................              5,000          308,800

                       Electronics -- 1.3%
                       Analog Devices, Inc.+.......................................              4,800          167,136
                       Applied Materials, Inc.+....................................              9,700          153,842
                       MEMC Electronic Materials, Inc.+............................             20,800          203,840

                       Energy Sources -- 0.2%
                       Burlington Resources, Inc. .................................              1,300           70,291

                       Entertainment Products -- 0.4%
                       International Game Technology+..............................              1,400          143,262

                       Food, Beverage & Tobacco -- 0.1%
                       Bunge, Ltd. ................................................              1,000           28,600

                       Health Services -- 1.0%
                       UnitedHealth Group, Inc.....................................              2,400          120,600
                       Wellpoint Health Networks, Inc.+............................              3,200          269,760

                       Insurance -- 1.8%
                       ACE, Ltd. ..................................................              4,000          137,160
                       Ambac Financial Group, Inc..................................              3,000          198,750
                       Everest Re Group, Ltd. .....................................              1,300           99,450
                       St. Paul Cos., Inc..........................................              7,000          255,570

                       Internet Content -- 0.7%
                       Yahoo!, Inc.+...............................................              2,500           81,900
                       eBay, Inc.+.................................................              1,900          197,942

                       Leisure & Tourism -- 0.2%
                       JetBlue Airways Corp.+......................................              2,200           93,038

---------------------
    26

                                                                                                              VALUE
                       COMMON STOCK (CONTINUED)                                              SHARES         (NOTE 2)
                       -------------------------------------------------------------------------------------------------
                       CAPITAL APPRECIATION (continued)
                       Medical Products -- 0.6%
                       Edwards Lifesciences Corp.+.................................              4,300   $      138,202
                       Neurocrine Biosciences, Inc.+...............................              1,100           54,934
                       St. Jude Medical, Inc.+.....................................                700           40,250

                       Retail -- 0.8%
                       Bed Bath & Beyond, Inc.+....................................              1,800           69,858
                       Hollywood Entertainment Corp.+..............................             14,600          251,120

                       Transportation -- 0.5%
                       CNF, Inc....................................................              4,500          114,210
                       Yellow Corp.+...............................................              4,300           99,545
                                                                                                         ---------------
                                                                                                              4,621,118
                                                                                                         ---------------
                       CORE EQUITY -- 23.3%
                       Aerospace & Military Technology -- 1.2%
                       General Dynamics Corp. .....................................              3,000          217,500
                       United Technologies Corp....................................              3,500          247,905

                       Broadcasting & Media -- 1.7%
                       Comcast Corp., Class A+.....................................              5,567          168,012
                       Comcast Corp., Sp. Class A+.................................             10,000          288,300
                       Omnicom Group, Inc..........................................              3,000          215,100

                       Business Services -- 1.9%
                       Accenture, Ltd., Class A+...................................             11,000          198,990
                       First Data Corp.(1).........................................             13,500          559,440

                       Chemicals -- 0.4%
                       du Pont (E.I.) de Nemours & Co. ............................              4,000          166,560
                       Pioneer Cos., Inc.+.........................................                212              774

                       Computers & Business Equipment -- 0.5%
                       International Business Machines Corp........................              2,500          206,250

                       Drugs -- 1.2%
                       Cardinal Health, Inc. ......................................              3,000          192,900
                       Eli Lilly & Co. ............................................              4,500          310,365

                       Electric Utilities -- 0.9%
                       Exelon Corp.................................................              6,000          358,860

                       Electronics -- 0.3%
                       Taiwan Semiconductor Manufacturing Co., Ltd.+...............             74,000          121,872

                       Financial Services -- 3.9%
                       Citigroup, Inc.(1)..........................................             10,200          436,560
                       Countrywide Financial Corp..................................              4,000          278,280
                       Fannie Mae..................................................              5,200          264,004
                       Freddie Mac.................................................              4,400          296,736
                       Merrill Lynch & Co., Inc....................................              6,000          280,080

                       Food, Beverage & Tobacco -- 1.7%
                       Altria Group, Inc...........................................              8,300          377,152
                       PepsiCo, Inc................................................              6,500          289,250

                       Health Services -- 0.3%
                       Anthem, Inc.+...............................................              1,500          115,725
                       MEDIQ, Inc.+(2).............................................                147                0

                       Household & Personal Products -- 0.5%
                       Gillette Co.................................................              6,000          191,160

                                                           ---------------------

                                                                                                              VALUE
                       COMMON STOCK (CONTINUED)                                              SHARES         (NOTE 2)
                       -------------------------------------------------------------------------------------------------
                       CORE EQUITY (continued)
                       Insurance -- 1.3%
                       MBIA, Inc...................................................              5,050   $      246,188
                       Marsh & McLennan Cos., Inc..................................              5,000          255,350

                       Internet Content -- 1.4%
                       InterActiveCorp+(1).........................................             13,500          534,195

                       Medical Products -- 1.6%
                       Guidant Corp.+..............................................              6,500          288,535
                       McKesson Corp...............................................              9,400          335,956

                       Retail -- 1.7%
                       Gap, Inc.(1)................................................             25,900          485,884
                       Lowe's Cos., Inc............................................              4,000          171,800

                       Software -- 1.1%
                       Microsoft Corp..............................................             16,200          414,882

                       Telecommunications -- 1.7%
                       Cisco Systems, Inc.+........................................             19,000          317,110
                       Nextel Communications, Inc., Class A+.......................             20,000          361,600
                                                                                                         ---------------
                                                                                                              9,193,275
                                                                                                         ---------------
                       GLOBAL CAPITAL APPRECIATION -- 3.1%

                       CANADA -- 0.1%
                       Cognos, Inc.(Information Technology)+.......................              1,700           45,900

                       CHINA -- 0.1%
                       Sinotrans, Ltd., Class H (Industrial & Commercial)+.........            200,000           56,424

                       FINLAND -- 0.3%
                       Nokia Oyj ADR (Information Technology)......................              7,000          115,010

                       FRANCE -- 0.5%
                       Aventis SA ADR (Healthcare).................................              3,500          191,450

                       IRELAND -- 0.4%
                       Ryanair Holdings, PLC ADR (Information & Entertainment)+....              3,900          175,110

                       JAPAN -- 0.1%
                       Yahoo Japan Corp. (Information Technology)+.................                  3           48,809

                       SOUTH KOREA -- 0.5%
                       Samsung Electronics Co., Ltd. GDR (Information
                         Technology)*+.............................................              1,200          178,500

                       SWEDEN -- 0.2%
                       Gambro AB, Class A (Healthcare).............................             12,830           85,050

                       SWITZERLAND -- 0.5%
                       Serono SA ADR (Healthcare)..................................             13,000          189,280

                       UNITED KINGDOM -- 0.4%
                       Amersham, PLC (Healthcare)..................................              9,286           69,799
                       Exel, PLC (Industrial & Commercial).........................              6,500           66,826
                                                                                                         ---------------
                                                                                                              1,222,158
                                                                                                         ---------------
                       GLOBAL CORE EQUITY -- 26.0%

                       AUSTRALIA -- 0.1%
                       News Corp., Ltd. (Information & Entertainment)..............              7,512           56,492

                       CANADA -- 1.0%
                       Canadian National Railway Co. (Industrial & Commercial).....              1,500           72,390
                       National Bank of Canada (Finance)+..........................              6,900          187,495
                       Talisman Energy, Inc. (Energy)..............................              2,600          117,942

---------------------
    28

                                                                                                              VALUE
                       COMMON STOCK (CONTINUED)                                              SHARES         (NOTE 2)
                       -------------------------------------------------------------------------------------------------
                       GLOBAL CORE EQUITY (continued)
                       FRANCE -- 4.2%
                       Aventis SA (Healthcare).....................................              7,652   $      421,690
                       Axa (Finance)...............................................              5,732           89,075
                       Lafarge SA (Materials)......................................              3,869          226,966
                       STMicroelectronics NV (Information Technology)..............              4,200           88,215
                       Schneider Electric SA (Industrial & Commercial).............              3,000          141,274
                       Total SA (Energy)...........................................              2,940          445,036
                       Vivendi Universal SA (Information & Entertainment)+.........             12,600          229,717

                       GERMANY -- 2.4%
                       Bayerische Motoren Werke AG (Consumer Discretionary)........              3,200          123,307
                       DaimlerChrysler AG (Consumer Discretionary).................              4,680          163,648
                       Deutsche Telekom AG (Information Technology)+...............             23,200          354,654
                       E.ON AG (Utilities).........................................              4,000          205,987
                       Infineon Technologies AG (Information Technology)+..........              9,500           92,009

                       ITALY -- 0.7%
                       UniCredito Italiano SpA (Finance)...........................             53,300          254,430

                       JAPAN -- 4.4%
                       Asahi Glass Co., Ltd. (Industrial & Commercial).............             22,000          136,749
                       Dai Nippon Printing Co., Ltd. (Consumer Goods)..............              8,000           84,769
                       Fuji Photo Film Co., Ltd. (Information & Entertainment).....              4,000          115,806
                       Fujisawa Pharmaceutical Co., Ltd. (Healthcare)..............              8,000          150,181
                       Honda Motor Co., Ltd. (Consumer Discretionary)..............              3,300          125,276
                       Hoya Corp. (Healthcare).....................................              1,900          131,100
                       Kao Corp. (Consumer Staples)................................              6,000          111,885
                       NTT DoCoMo, Inc. (Information Technology)...................                 89          193,067
                       Nintendo Co., Ltd. (Information & Entertainment)............              1,000           72,838
                       Nippon Telephone & Telegraph Corp. (Information
                         Technology)...............................................                 32          125,752
                       Nomura Holdings, Inc. (Finance).............................              8,000          101,723
                       SKY Perfect Communications, Inc. (Information &
                         Entertainment)+...........................................                187          128,094
                       Shin Etsu Chemical Co. (Materials)..........................              1,000           34,208
                       Shionogi & Co., Ltd. (Healthcare)...........................             17,000          230,771

                       NETHERLANDS -- 3.2%
                       ASML Holding NV (Information Technology)+...................             14,900          141,737
                       Aegon NV (Finance)..........................................              9,912           99,419
                       Akzo Nobel NV (Materials)...................................              5,600          148,668
                       ING Groep NV (Finance)......................................              9,027          157,100
                       Royal Dutch Petroleum Co. (Energy)..........................              9,400          437,035
                       TPG NV (Industrial & Commercial)............................             16,000          278,268

                       SOUTH KOREA -- 1.5%
                       KIA Motors Corp. (Consumer Discretionary)...................             17,220          126,861
                       Kookmin Bank (Finance)......................................              4,040          121,758
                       SK Telecom Co., Ltd. (Information Technology)...............                790          134,918
                       Samsung Electronics Co., Ltd. (Information Technology)......                760          225,869

                       SPAIN -- 0.2%
                       Industria de Diseno Textil SA (Consumer Discretionary)......              3,300           83,129

                       SWEDEN -- 0.5%
                       ForeningsSparbanken AB (Finance)............................             13,000          179,670

                       SWITZERLAND -- 1.3%
                       Nestle SA (Consumer Staples)................................                990          204,724
                       Serono SA, Class B (Healthcare).............................                484          285,043

                                                           ---------------------

                                                                                                              VALUE
                       COMMON STOCK (CONTINUED)                                              SHARES         (NOTE 2)
                       -------------------------------------------------------------------------------------------------
                       GLOBAL CORE EQUITY (continued)
                       TAIWAN -- 0.7%
                       Quanta Computer, Inc. (Information Technology)..............             48,000   $       99,162
                       Taiwan Semiconductor Manufacturing Co., Ltd. ADR
                         (Information Technology)+.................................             18,000          181,440

                       UNITED KINGDOM -- 5.0%
                       AstraZeneca, PLC (Healthcare)...............................              7,900          317,308
                       British Airways, PLC (Information & Entertainment)+.........            106,200          265,940
                       Compass Group, PLC (Consumer Staples).......................             58,800          317,570
                       Dixons Group, PLC (Consumer Discretionary)..................             65,700          143,346
                       Hilton Group, PLC (Information & Entertainment).............             44,700          135,948
                       Royal Bank of Scotland Group, PLC (Finance).................             14,660          411,936
                       Vodafone Group, PLC (Information Technology)................            197,784          387,397

                       UNITED STATES -- 0.8%
                       America Movil SA de CV ADR (Information Technology).........              8,100          151,875
                       Grupo Television SA ADR (Information & Entertainment).......              2,500           86,250
                       Sony Corp. ADR (Information & Entertainment)................              3,200           89,600
                                                                                                         ---------------
                                                                                                             10,224,517
                                                                                                         ---------------
                       TOTAL COMMON STOCK (cost $23,470,203).......................                          25,261,068
                                                                                                         ---------------


                       PREFERRED STOCK -- 0.0%
                       -------------------------------------------------------------------------------------------------
                       CORE EQUITY -- 0.0%

                       UNITED STATES -- 0.0%
                       Metals & Minerals -- 0.0%
                       Weirton Steel Corp. 0.00% (Convertible), Series C (cost
                         $0).......................................................              1,125               11
                                                                                                         ---------------

                                                                                           PRINCIPAL
                       ASSET-BACKED SECURITIES -- 0.4%                                       AMOUNT
                       -------------------------------------------------------------------------------------------------
                       CORE BOND -- 0.4%

                       Finance -- 0.3%
                       Advanta Mtg. Loan Trust, Series 1999-4 A 1.41% 2029(3)......       $     33,335           33,295
                       BMW Vehicle Owner Trust, Series 2003-A A2 1.45% 2005........             25,000           25,046
                       SLM Student Loan Trust, Series 2000-1 A1L 1.41% 2008(3).....             20,924           20,935
                       SLM Student Loan Trust, Series 2001-3 A1L 1.36% 2010(3).....             13,429           13,437
                       Superior Wholesale Inventory Financing Trust 1.31%
                         2006(3)...................................................             25,000           24,966
                       World Omni Auto Receivables Trust, Series 2001-A A3 5.30%
                         2005......................................................              8,270            8,323

                       Materials -- 0.0%
                       Oregon Steel Mills, Inc. 10.00% 2009........................             15,000           13,500

                       Utilities -- 0.1%
                       Illinois Power Co. 11.50% 2010*.............................             20,000           22,850
                                                                                                         ---------------
                       TOTAL ASSET-BACKED SECURITIES (cost $160,502)...............                             162,352
                                                                                                         ---------------

---------------------
    30

                                                                                           PRINCIPAL          VALUE
                       BONDS & NOTES -- 28.7% (CONTINUED)                                    AMOUNT         (NOTE 2)
                       -------------------------------------------------------------------------------------------------
                       CORE BOND -- 17.9%

                       Consumer Discretionary -- 2.4%
                       Accuride Corp., Series B 9.25% 2008.........................       $    110,000   $      101,337
                       Beazer Homes USA, Inc. 8.63% 2011...........................             40,000           44,300
                       CSK Auto, Inc. 12.00% 2006..................................             48,000           53,280
                       Centex Corp. 5.80% 2009.....................................             10,000           10,983
                       DR Horton, Inc. 9.75% 2010..................................             50,000           56,875
                       Dana Corp. 9.00% 2011.......................................             50,000           54,125
                       Dana Corp. 10.13% 2010......................................             10,000           11,025
                       Del Webb Corp. 10.25% 2010..................................             25,000           27,250
                       Dura Operating Corp., Series B 8.63% 2012...................             15,000           15,375
                       Dura Operating Corp., Series D 9.00% 2009...................             20,000           18,400
                       Gap, Inc. 10.55% 2008.......................................             40,000           48,600
                       General Motors Corp. 8.38% 2033.............................             35,000           34,467
                       LDM Technologies, Inc., Series B 10.75% 2007................             40,000           41,500
                       Lear Corp., Series B 8.11% 2009.............................             45,000           51,525
                       Levi Strauss & Co. 7.00% 2006...............................             70,000           56,525
                       Navistar International Corp., Series B 8.00% 2008...........             30,000           30,000
                       Navistar International Corp., Series B 9.38% 2006...........              5,000            5,438
                       Oxford Industries, Inc. 8.88% 2011*.........................              5,000            5,250
                       Pulte Homes, Inc. 6.38% 2033................................             10,000           10,086
                       Remington Arms Co., Inc. 10.50% 2011*.......................             30,000           31,350
                       Rite Aid Corp. 7.13% 2007...................................            100,000           99,000
                       Standard-Pacific Corp. 9.50% 2010...........................             50,000           55,937
                       TRW Automotive, Inc. 11.00% 2013*...........................             35,000           38,150
                       Winn-Dixie Stores, Inc. 8.88% 2008..........................             40,000           42,400

                       Consumer Staples -- 0.5%
                       Delhaize America, Inc. 8.13% 2011...........................             25,000           27,375
                       Great Atlantic & Pacific Tea Co., Inc. 9.13% 2011...........             75,000           70,125
                       Johnsondiversey, Inc., Series B 9.63% 2012..................              5,000            5,588
                       Pathmark Stores, Inc. 8.75% 2012............................             30,000           31,050
                       Playtex Products, Inc. 9.38% 2011...........................             25,000           25,000
                       Revlon Consumer Products Corp. 12.00% 2005..................             50,000           48,625

                       Energy -- 1.5%
                       Aquila, Inc. 14.88% 2012*...................................             20,000           21,300
                       Burlington Resources Finance Co. 6.68% 2011.................             10,000           11,736
                       Clark Refining & Marketing, Inc. 8.38% 2007.................             55,000           55,275
                       Costilla Energy, Inc. 10.25% 2006(2)(4).....................            130,000                0
                       EL Paso Corp. 7.00% 2011....................................            125,000          113,750
                       EL Paso Energy Corp. 6.75% 2009.............................             50,000           45,750
                       Energy Corp. of America, Series A 9.50% 2007................            155,000          108,500
                       Giant Industries, Inc. 11.00% 2012..........................             40,000           38,600
                       Pioneer Natural Resources Co. 9.63% 2010....................             45,000           55,794
                       Pride International, Inc. 10.00% 2009.......................             25,000           27,375
                       SEMCO Energy, Inc. 7.13% 2008*..............................              5,000            5,225
                       SEMCO Energy, Inc. 7.75% 2013*..............................              5,000            5,325
                       Tesoro Petroleum Corp. 8.00% 2008*..........................             10,000           10,250
                       Tesoro Petroleum Corp., Series B 9.63% 2008.................             75,000           69,375
                       Williams Cos., Inc. 7.13% 2011..............................             35,000           34,125

                       Finance -- 0.7%
                       Anthem Insurance Cos., Inc. 9.00% 2027*.....................             10,000           13,429
                       Arch Western Finance, LLC 6.75% 2013*.......................             20,000           20,500
                       Athena Neurosciences Finance, LLC 7.25% 2008................             40,000           33,650
                       Bear Stearns Commercial Mtg. Securities, Inc. 4.83% 2038....             25,000           26,376
                       Bear Stearns Commercial Mtg. Securities, Inc. 5.61% 2033....             25,000           27,820
                       CS First Boston Mtg. Securities Corp., Series 1997-C1 A1B
                         7.15% 2029................................................             25,037           25,853

                                                           ---------------------


                                                                                           PRINCIPAL          VALUE
                       BONDS & NOTES (CONTINUED)                                             AMOUNT         (NOTE 2)
                       -------------------------------------------------------------------------------------------------
                       CORE BOND (continued)
                       Finance (continued)
                       Citigroup, Inc. 3.50% 2008..................................       $     15,000   $       15,429
                       GS Mtg. Securities Corp. II, Series 2000-GSFL A 1.59%
                         2004*(3)..................................................             49,498           49,421
                       LB-UBS Commercial Mtg. Trust 6.13% 2030.....................             25,000           28,669
                       NAC Re Corp. 7.15% 2005.....................................             20,000           21,957

                       Healthcare -- 1.1%
                       Alaris Medical Systems, Inc. 7.25% 2011.....................             15,000           15,187
                       Alaris Medical Systems, Inc. 11.13% 2008(5).................             55,000           58,025
                       AmerisourceBergen Corp. 8.13% 2008..........................              5,000            5,500
                       Beverly Enterprises, Inc. 9.00% 2006........................             35,000           34,213
                       Beverly Enterprises, Inc. 9.63% 2009........................             40,000           38,400
                       HEALTHSOUTH Corp. 7.38% 2006(4).............................             30,000           23,550
                       HEALTHSOUTH Corp. 8.50% 2008(4).............................             20,000           15,700
                       Health Net, Inc. 8.38% 2011.................................             15,000           18,232
                       NDCHealth Corp. 10.50% 2012*................................             40,000           42,900
                       Omnicare, Inc. 6.13% 2013...................................              5,000            5,100
                       Omnicare, Inc., Series B 8.13% 2011.........................             15,000           16,275
                       Radiologix, Inc., Series B 10.50% 2008......................             65,000           61,750
                       Triad Hospitals, Inc., Series B 8.75% 2009..................             20,000           21,275
                       Triad Hospitals, Inc., Series B 11.00% 2009.................             25,000           27,563
                       Universal Hospital Services, Inc. 10.25% 2008...............             25,000           25,750
                       WellPoint Health Networks, Inc. 6.38% 2012..................             15,000           17,111

                       Industrial & Commercial -- 1.6%
                       Allied Waste North America, Inc. 7.88% 2013.................             20,000           20,925
                       Allied Waste North America, Inc., Series B 8.50% 2008.......             80,000           86,000
                       Argo-Tech Corp. 8.63% 2007..................................             85,000           79,050
                       Atlas Air, Inc. 9.38% 2006(4)...............................             45,000            9,506
                       Atlas Air, Inc. 10.75% 2005(4)..............................             20,000            4,275
                       Case Corp. 7.25% 2005.......................................             55,000           55,069
                       Cummins, Inc. 9.50% 2010*...................................              5,000            5,675
                       Iron Mountain, Inc. 7.75% 2015..............................             20,000           21,150
                       Iron Mountain, Inc. 8.25% 2011..............................             50,000           53,500
                       L-3 Communications Corp. 7.63% 2012.........................             20,000           22,000
                       Massey Energy Corp. 6.95% 2007..............................             20,000           19,200
                       SCG Holding Corp. 12.00% 2009...............................            108,000           92,880
                       Sequa Corp., Series B 8.88% 2008............................             25,000           26,125
                       United Rentals (North America), Inc., Series B 10.75%
                         2008......................................................             20,000           21,850
                       Von Hoffman Corp. 10.25% 2009...............................             30,000           32,100
                       Xerox Corp. 7.63% 2013......................................             55,000           55,069
                       Xerox Corp. 9.75% 2009*.....................................             10,000           11,250

                       Information & Entertainment -- 2.6%
                       CSC Holdings, Inc., Series B 7.63% 2011.....................            100,000          101,000
                       Charter Communications Holdings, LLC 8.63% 2009.............             40,000           28,800
                       Charter Communications Holdings, LLC 9.92% 2011(5)..........             10,000            6,575
                       Charter Communications Holdings, LLC 10.75% 2009............             15,000           11,625
                       Charter Communications Holdings, LLC 13.50% 2011(5).........            170,000           88,400
                       Classic Cable, Inc. 10.50% 2010(4)..........................            150,000           13,500
                       Cox Communications, Inc. 7.75% 2010.........................             10,000           12,232
                       EchoStar DBS Corp. 9.38% 2009...............................             80,000           85,300
                       Icon Health & Fitness, Inc. 11.25% 2012.....................             40,000           42,600
                       Insight Midwest, LP 9.75% 2009..............................             50,000           52,875
                       Insight Midwest, LP/Insight Capital, Inc. 10.50% 2010.......             50,000           54,875
                       InterActiveCorp 7.00% 2013..................................             10,000           11,518
                       LIN Television Corp. 6.50% 2013*............................             35,000           34,912
                       Lamar Media Corp. 7.25% 2013................................              5,000            5,300
                       Lodgenet Entertainment Corp. 9.50% 2013.....................             10,000           10,250

---------------------
    32


                                                                                           PRINCIPAL          VALUE
                       BONDS & NOTES (CONTINUED)                                             AMOUNT         (NOTE 2)
                       -------------------------------------------------------------------------------------------------
                       CORE BOND (continued)
                       Information & Entertainment (continued)
                       MGM MIRAGE, Inc. 8.38% 2011.................................       $     50,000   $       56,875
                       MGM MIRAGE, Inc. 8.50% 2010.................................             25,000           29,375
                       Mandalay Resort Group 9.25% 2005............................             25,000           26,172
                       Mandalay Resort Group 9.38% 2010............................             25,000           28,250
                       Mandalay Resort Group, Series B 10.25% 2007.................             15,000           16,950
                       Mediacom Broadband, LLC 11.00% 2013.........................             25,000           27,812
                       Mediacom, LLC 7.88% 2011....................................             10,000            9,950
                       Mediacom, LLC 9.50% 2013....................................             25,000           26,437
                       News America Holdings, Inc. 8.88% 2023......................             15,000           19,176
                       Park Place Entertainment Corp. 8.13% 2011...................             55,000           60,362
                       Primedia, Inc. 8.88% 2011...................................             25,000           26,313
                       RH Donnelley Finance Corp. I 10.88% 2012*...................             40,000           46,600
                       Station Casinos, Inc. 8.88% 2008............................             15,000           15,750
                       Time Warner, Inc. 9.13% 2013................................             10,000           12,808
                       True Temper Sports, Inc., Series B 10.88% 2008..............             25,000           26,625
                       Viacom, Inc. 6.63% 2011.....................................             20,000           23,593

                       Information Technology -- 2.7%
                       American Tower Corp. 9.38% 2009.............................             25,000           25,125
                       Amkor Technology, Inc. 9.25% 2008...........................             35,000           36,400
                       Amkor Technology, Inc. 10.50% 2009..........................             50,000           50,500
                       Avaya, Inc. 11.13% 2009.....................................             50,000           54,750
                       Comcast Cable Communications, Inc. 8.38% 2007...............             10,000           11,800
                       Crown Castle International Corp. 9.38% 2011.................             10,000           10,400
                       Crown Castle International Corp. 10.63% 2007(5).............             25,000           26,312
                       Crown Castle International Corp. 10.75% 2011................              5,000            5,450
                       GCI, Inc. 9.75% 2007........................................            100,000          101,750
                       Koninklijke (Royal) KPN NV 8.00% 2010.......................             10,000           12,380
                       Lucent Technologies, Inc. 7.25% 2006........................             50,000           47,375
                       Nextel Communications, Inc. 9.50% 2011......................            150,000          166,125
                       Nextel Partners, Inc. 8.13% 2011*...........................             35,000           34,913
                       Nortel Networks, Ltd. 6.13% 2006............................             85,000           82,450
                       Qwest Capital Funding, Inc. 7.90% 2010......................            165,000          137,775
                       Sanmina-SCI Corp. 10.38% 2010*..............................             45,000           50,175
                       Solectron Corp. 9.63% 2009..................................             20,000           21,200
                       Telecommunications Techniques Co., LLC 9.75% 2008(4)........            140,000            5,250
                       Thomas & Betts Corp. 7.25% 2013.............................              5,000            5,000
                       Time Warner Telecom, Inc. 10.13% 2011.......................             10,000            9,650
                       Triton PCS, Inc. 8.75% 2011.................................             80,000           79,800
                       UCAR Finance, Inc. 10.25% 2012..............................             20,000           19,600
                       US West Communications, Inc. 6.88% 2033.....................             50,000           46,000
                       Verizon New England, Inc. 6.50% 2011........................             15,000           17,405
                       Wesco Distribution, Inc., Series B 9.13% 2008...............             25,000           23,313

                       Materials -- 2.6%
                       AK Steel Corp. 7.88% 2009...................................            100,000           85,000
                       ARCO Chemical Co. 9.80% 2020................................             85,000           74,800
                       Airgas, Inc. 9.13% 2011.....................................             10,000           11,125
                       Caraustar Industries, Inc. 9.88% 2011.......................             25,000           26,625
                       Century Aluminum Co. 11.75% 2008............................             55,000           56,100
                       Consumers International, Inc. 10.25% 2005(2)(4).............             50,000                5
                       Georgia-Pacific Corp. 9.50% 2011............................            125,000          137,656
                       Goodyear Tire & Rubber Co. 7.86% 2011.......................             55,000           40,150
                       Goodyear Tire & Rubber Co. 8.50% 2007.......................             15,000           12,675
                       Graphic Packaging Corp. 8.63% 2012..........................              5,000            5,100
                       IMC Global, Inc. 7.63% 2005.................................             25,000           26,500
                       IMC Global, Inc., Series B 11.25% 2011......................             45,000           46,800
                       Longview Fibre Co. 10.00% 2009..............................             15,000           16,650

                                                           ---------------------


                                                                                           PRINCIPAL          VALUE
                       BONDS & NOTES (CONTINUED)                                             AMOUNT         (NOTE 2)
                       -------------------------------------------------------------------------------------------------
                       CORE BOND (continued)
                       Materials (continued)
                       Lyondell Chemical Co., Series B 9.88% 2007..................       $     55,000   $       53,900
                       Methanex Corp. 8.75% 2012...................................             15,000           16,800
                       National Steel Corp., Series D 9.88% 2009(4)................             12,244              673
                       Noveon, Inc., Series B 11.00% 2011..........................             10,000           11,350
                       Owens-Brockway 8.25% 2013*..................................             50,000           52,250
                       Owens-Illinois, Inc. 7.15% 2005.............................             25,000           25,625
                       PCI Chemicals Canada, Inc. 10.00% 2008......................              3,279            2,845
                       Peabody Energy Corp. 6.88% 2013*............................             10,000           10,475
                       Pioneer Cos., Inc. 4.60% 2006(3)............................              1,038              882
                       PolyOne Corp. 10.63% 2010*..................................             20,000           19,500
                       Resolution Performance Products, LLC 9.50% 2010.............              5,000            5,200
                       Resolution Performance Products, LLC 13.50% 2010............             50,000           50,000
                       Silgan Corp. 9.00% 2009.....................................              5,000            5,175
                       Stone Container Corp. 8.38% 2012............................             25,000           26,812
                       Stone Container Corp. 9.25% 2008............................             15,000           16,350
                       Stone Container Corp. 9.75% 2011............................             30,000           32,850
                       Texas Petrochemicals LP, Series B 11.13% 2006(4)............             75,000           18,000
                       United Industries Corp. 9.88% 2009*.........................             20,000           21,100
                       United States Steel, LLC 10.75% 2008........................             85,000           89,250
                       Weirton Steel Corp. 0.50% 2008(4)...........................             68,750            8,938
                       Weyerhaeuser Co. 6.13% 2007.................................             20,000           22,124

                       Real Estate -- 0.2%
                       CBRE Escrow, Inc. 9.75% 2010*...............................             10,000           10,512
                       Health Care Property Investors, Inc. 6.45% 2012.............             10,000           10,881
                       Host Marriot, LP, Series G 9.25% 2007.......................              5,000            5,375
                       Host Marriot, LP, Series I 9.50% 2007.......................             45,000           48,375

                       Transportation -- 0.2%
                       Delta Air Lines, Inc. 7.90% 2009............................             75,000           59,625
                       Northwest Airlines, Inc. 8.88% 2006.........................             15,000           11,850
                       Northwest Airlines, Inc. 9.88% 2007.........................             20,000           15,800

                       U.S. Government Agencies -- 0.4%
                       Federal Home Loan Mtg. Corp. 6.44% 2029(3)..................             94,198           96,824
                       Federal National Mtg. Assoc. 4.00% 2006.....................             15,000           15,147
                       Federal National Mtg. Assoc. 4.79% 2012.....................             25,000           26,237

                       U.S. Government Obligations -- 0.3%
                       United States Treasury Bonds 5.50% 2028.....................             15,000           16,873
                       United States Treasury Notes 4.38% 2012.....................             80,000           85,778

                       Utilities -- 1.1%
                       AES Corp. 8.88% 2011........................................             70,000           68,425
                       Avista Corp. 9.75% 2008.....................................             25,000           29,000
                       CMS Energy Corp. 8.50% 2011.................................             30,000           31,313
                       CMS Energy Corp. 8.90% 2008.................................             70,000           73,237
                       Calpine Corp. 8.50% 2011....................................             60,000           45,000
                       Calpine Corp. 8.63% 2010....................................             45,000           33,750
                       Nevada Power Co., Series E 10.88% 2009......................             15,000           16,800
                       Reliant Resources, Inc. 9.25% 2010*.........................             35,000           35,175
                       South Carolina Electric & Gas Co. 6.63% 2032................              5,000            5,935
                       Virginia Electric & Power Co., Series A 5.38% 2007..........             10,000           10,921
                       Western Resources, Inc. 6.88% 2004..........................             10,000           10,312
                       Western Resources, Inc. 7.13% 2009..........................             10,000           10,188
                       Western Resources, Inc. 9.75% 2007..........................             50,000           56,000
                                                                                                         ---------------
                                                                                                              7,010,906
                                                                                                         ---------------

---------------------
    34


                                                                                           PRINCIPAL          VALUE
                       BONDS & NOTES (CONTINUED)                                             AMOUNT         (NOTE 2)
                       -------------------------------------------------------------------------------------------------
                       GLOBAL CORE BOND -- 10.8%
                       AUSTRIA -- 0.6%
                       Republic of Austria 5.00% 2012*.............................  EUR  $    190,000   $      239,178

                       BRAZIL -- 0.0%
                       Companhia Vale do Rio Doce 0.06% 2049 (Materials)(2)(6).....  BRL         2,000                0

                       CANADA -- 1.7%
                       Abitibi Consolidated, Inc. 8.55% 2010 (Materials)...........             50,000           56,008
                       CanWest Media, Inc. 10.63% 2011 (Information &
                         Entertainment)............................................             50,000           57,000
                       Corus Entertainment, Inc. 8.75% 2012 (Information &
                         Entertainment)............................................             35,000           37,625
                       Fairfax Financial Holdings, Ltd. 6.88% 2008 (Finance).......             35,000           32,988
                       Fairfax Financial Holdings, Ltd. 7.38% 2006 (Finance).......             15,000           14,550
                       Government of Canada, Series WL43 5.75% 2029................  CAD        70,000           56,485
                       Pacifica Papers, Inc. 10.00% 2009 (Materials)...............             40,000           42,600
                       Quebecor Media, Inc. 13.75% 2011 (Information &
                         Entertainment)(5).........................................            170,000          141,100
                       Rogers Cable, Inc. 6.25% 2013 (Information &
                         Entertainment)*...........................................             10,000            9,975
                       Rogers Cantel, Inc. 9.75% 2016 (Information Technology).....             25,000           29,000
                       Rogers Communications, Inc. 8.88% 2007 (Information &
                         Entertainment)............................................             65,000           66,950
                       Rogers Wireless Communications, Inc. 9.63% 2011 (Information
                         Technology)...............................................             60,000           69,000
                       Tembec Industries, Inc. 8.63% 2009 (Materials)..............             35,000           34,562

                       CHILE -- 0.0%
                       Republic of Chile 5.50% 2013................................             15,000           15,870

                       DENMARK -- 0.8%
                       Kingdom of Denmark 4.88% 2007...............................  EUR       220,000          272,617
                       Kingdom of Denmark 6.00% 2009...............................  DKK       335,000           59,359

                       FINLAND -- 0.2%
                       Republic of Finland 5.38% 2013..............................  EUR        50,000           64,650

                       FRANCE -- 1.5%
                       France Telecom 1.00% 2011 (Information Technology)..........  GBP         5,000            9,781
                       Government of France 5.25% 2008.............................  EUR       425,000          537,725
                       Vivendi Universal SA 9.25% 2010 (Information &
                         Entertainment)*...........................................             25,000           28,437

                       GERMANY -- 1.7%
                       Federal Republic of Germany, Series 02 5.00% 2012...........  EUR        80,000          100,755
                       Federal Republic of Germany, Series 96 6.00% 2006...........  EUR        15,000           18,746
                       Federal Republic of Germany, Series 97 6.00% 2007...........  EUR        60,000           77,205
                       Federal Republic of Germany, Series 00 6.25% 2030...........  EUR       340,000          479,353

                       IRELAND -- 0.2%
                       MDP Acquisitions, PLC 9.63% 2012 (Industrial &
                         Commercial)...............................................             15,000           16,575
                       Republic of Ireland 5.00% 2013..............................  EUR        55,000           69,084

                       ISRAEL -- 0.0%
                       Government of Israel 4.63% 2013.............................             10,000            9,739

                       JAPAN -- 1.0%
                       Government of Japan, Series 213 1.40% 2009..................  JPY    35,800,000          300,295
                       Government of Japan, Series 234 1.40% 2011..................  JPY    11,000,000           96,915

                                                           ---------------------


                                                                                           PRINCIPAL          VALUE
                       BONDS & NOTES (CONTINUED)                                             AMOUNT         (NOTE 2)
                       -------------------------------------------------------------------------------------------------
                       GLOBAL CORE BOND (continued)
                       LUXEMBOURG -- 0.3%
                       Tyco International Group SA 6.13% 2009 (Industrial &
                         Commercial)...............................................       $     20,000   $       20,800
                       Tyco International Group SA 6.38% 2011 (Industrial &
                         Commercial)...............................................             95,000          100,225
                       Tyco International Group SA 6.75% 2011 (Industrial &
                         Commercial)...............................................             10,000           10,600

                       MEXICO -- 0.1%
                       Pemex Project Funding Master Trust 9.13% 2010 (Energy)......              8,000            9,680
                       United Mexican States 8.13% 2019............................             10,000           11,400

                       NETHERLANDS -- 0.1%
                       Deutsche Telekom International Finance BV 1.00% 2006
                         (Information Technology)..................................  EUR        10,000           12,452
                       Telefonica Europe BV 7.75% 2010 (Information Technology)....             10,000           12,339
                       United Pan-Europe Communications NV, Series B 11.25% 2010
                         (Information & Entertainment)(4)..........................             25,000            5,375
                       United Pan-Europe Communications NV, Series B 11.50% 2010
                         (Information & Entertainment)(4)..........................             50,000           10,750

                       NEW ZEALAND -- 0.2%
                       Government of New Zealand, Series 413 6.50% 2013............  NZD       115,000           73,088

                       RUSSIA -- 0.0%
                       Russian Federation 5.00% 2030(5)............................             15,000           14,550

                       SINGAPORE -- 0.1%
                       Oversea-Chinese Banking Corp., Ltd. 7.25% 2011 (Finance)....  EUR        25,000           33,932

                       SWEDEN -- 0.5%
                       Kingdom of Sweden, Series 1043 5.00% 2009...................  SEK       400,000           53,112
                       Kingdom of Sweden, Series 1046 5.50% 2012...................  SEK     1,000,000          136,519

                       UNITED KINGDOM -- 1.2%
                       Granite Mtgs., PLC, Series 2002-2 1A1 1.44% 2017
                         (Finance)(3)..............................................             11,923           11,924
                       Holmes Financing, PLC, Series 4 1A 1.48% 2015
                         (Finance)(2)(3)...........................................             35,000           35,030
                       NGG Finance, PLC 5.25% 2006 (Utilities).....................  EUR        10,000           12,205
                       United Kingdom Treasury 4.25% 2032..........................  GBP        25,000           39,401
                       United Kingdom Treasury 6.25% 2010..........................  GBP        93,000          175,143
                       United Kingdom Treasury 6.50% 2003..........................  GBP        70,000          117,253
                       United Kingdom Treasury 7.25% 2007..........................  GBP        45,000           84,801

                       UNITED STATES -- 0.6%
                       AT&T Corp. 4.38% 2003 (Information Technology)(3)...........  EUR        15,000           17,357
                       Clear Channel Communications, Inc. 6.50% 2005 (Information &
                         Entertainment)............................................  EUR         5,000            6,062
                       DaimlerChrysler NA Holding Corp., Series EMTN 7.50% 2006
                         (Consumer Discretionary)..................................  GBP        10,000           17,770
                       European Investment Bank 3.00% 2008 (Finance)...............            150,000          153,245
                       International Paper Co. 5.38% 2006 (Materials)..............  EUR        10,000           12,166
                       McDonald's Corp., Series EMTN 5.88% 2032 (Information &
                         Entertainment)............................................  GBP         5,000            8,277
                       Morgan Stanley, Series EMTN 5.38% 2013 (Finance)............  GBP         6,000           10,107
                       Staples, Inc. 5.88% 2004 (Consumer Discretionary)...........  EUR        10,000           11,926
                                                                                                         ---------------
                                                                                                              4,261,616
                                                                                                         ---------------
                       TOTAL BONDS & NOTES (cost $11,033,003)......................                          11,272,522
                                                                                                         ---------------

---------------------
    36

                                                                                                              VALUE
                       RIGHTS -- 0.0% (CONTINUED)                                            SHARES         (NOTE 2)
                       -------------------------------------------------------------------------------------------------
                       FRANCE -- 0.0%
                       Lafarge (Materials)(cost $0)................................              3,740   $       11,400
                                                                                                         ---------------


                       WARRANTS -- 0.0%                                                     WARRANTS
                       -------------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 0.0%
                       Mattress Discounters Corp. Expires 7/15/07*(2)..............                 50                0

                       INFORMATION TECHNOLOGY -- 0.0%
                       KMC Telecom Holdings, Inc. Expires 1/31/08*(2)..............                330                0
                                                                                                         ---------------
                       TOTAL WARRANTS (cost $1,698)................................                                   0
                                                                                                         ---------------
                       TOTAL INVESTMENT SECURITIES (cost $34,665,406)..............                          36,707,353
                                                                                                         ---------------

                                                                                           PRINCIPAL
                       SHORT-TERM SECURITIES -- 5.0%                                         AMOUNT
                       -------------------------------------------------------------------------------------------------
                       NON-U.S. GOVERNMENT OBLIGATIONS -- 3.5%
                       Government of France 1.97% due 9/4/03(1)....................       $     95,000          108,867
                       Government of France 2.05% due 11/13/03(1)..................             90,000          102,759
                       Government of France 2.21% due 11/13/03(1)..................            835,000          953,371
                       Government of Netherlands Treasury 2.41% due 9/30/03(1).....            175,000          200,284
                                                                                                         ---------------
                                                                                                              1,365,281
                                                                                                         ---------------
                       U.S. GOVERNMENT OBLIGATIONS -- 1.5%
                       United States Treasury Bills 1.00% due 9/4/03(1)............            500,000          499,238
                       United States Treasury Bills 1.06% due 8/7/03(1)............            105,000          104,885
                                                                                                         ---------------
                                                                                                                604,123
                                                                                                         ---------------
                       TOTAL SHORT-TERM SECURITIES (cost $1,969,884)...............                           1,969,404
                                                                                                         ---------------


                       REPURCHASE AGREEMENT -- 1.6%
                       -------------------------------------------------------------------------------------------------
                       UBS Warburg, LLC Joint Repurchase Agreement Account (See
                         Note 2)(1) (cost $620,000)................................            620,000          620,000
                                                                                                         ---------------
                       TOTAL INVESTMENTS --
                         (cost $37,255,290@)                99.9%                                            39,296,757
                       Other assets less liabilities --      0.1                                                 26,738
                                                           ------                                        ---------------
                       NET ASSETS --                       100.0%                                        $   39,323,495
                                                           ======                                        ===============


              -----------------------------

              +   Non income producing security.

              * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions except from registration, normally to qualified institutional buyers.

              @  See Note 5.

              (1) The security or a portion thereof represents collateral for open future contracts.

              (2) Fair valued security -- See Note 2.

              (3) Security is a "floating rate" bond where the coupon rate fluctuates. The rate reflected is as of June 30, 2003.

              (4) Bond in default.

              (5) Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.

              (6) Variable rate security -- the rate reflected is as of June 30,
                  2003; maturity date reflects next reset date.

              ADR -- American Depository Receipt

              GDR -- Global Depository Receipt

                                                           ---------------------
                                                                           37

              OPEN FUTURES CONTRACTS

                       -------------------------------------------------------------------------------------------------
                                                                                                            UNREALIZED
                       NUMBER OF                                              VALUE AT     VALUE AS OF     APPRECIATION
                       CONTRACTS        DESCRIPTION        EXPIRATION DATE   TRADE DATE   JUNE 30, 2003   (DEPRECIATION)
                       -------------------------------------------------------------------------------------------------
                       1 Short    IBEX 35 Index                 July 2003    $   79,958     $   77,893       $ 2,065
                       9 Short    OMX 100 Index                 July 2003        59,268         59,757          (489)
                       7 Short    CAC 40 10 Euro           September 2003       250,677        248,870         1,807
                       1 Short    DAX Index                September 2003        95,579         92,686         2,893
                       3 Long     Euro Bobl                September 2003       392,340        390,462        (1,878)
                       2 Short    Euro Bond                September 2003       271,113        268,323         2,790
                       2 Long     Euro-Schatz              September 2003       245,093        245,150            57
                       2 Long     FTSE 100 Index           September 2003       138,703        132,474        (6,229)
                       2 Short    MIB 30 Index             September 2003       295,160        288,833         6,327
                       3 Long     S&P 500 Index            September 2003       735,699        729,975        (5,724)
                       4 Long     S&P/TSE 60 Index         September 2003       237,392        233,038        (4,354)
                       1 Long     SPI 200 Index            September 2003        52,367         50,601        (1,766)
                                  U.S. Treasury 2 YR Note
                       1 Short    (CBT)                    September 2003       216,258        216,294           (36)
                                  U.S. Treasury 5 YR Note
                       9 Short    (CBT)                    September 2003     1,039,035      1,036,125         2,910
                                  U.S. Treasury 10 YR
                       1 Long     Note                     September 2003       117,990        117,438          (552)
                                  U.S. Treasury 20 YR
                       2 Long     Bond (CBT)               September 2003       238,086        234,688        (3,398)
                                                                                                             --------
                                                                                                             $(5,577)
                                                                                                             ========

---------------------
    38

              OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                       ------------------------------------------------------------------
                           CONTRACT              IN          DELIVERY    GROSS UNREALIZED
                          TO DELIVER        EXCHANGE FOR       DATE        APPRECIATION
                       ------------------------------------------------------------------
                       *CHF     487,000   USD      367,607   8/13/2003      $  6,917
                       CHF        9,050   USD        7,023   9/19/2003           315
                       DKK      385,000   USD       60,568    9/8/2003         1,092
                       EUR       69,770   USD       82,252   7/18/2003         2,043
                       *EUR     937,130   USD    1,101,275   9/19/2003        25,844
                       *JPY  11,700,000   USD       99,014   7/23/2003         1,310
                       *NOK     746,000   USD      106,587   8/15/2003         3,548
                       SEK      455,700   USD       57,374   7/25/2003           458
                       *SEK   1,545,000   USD      196,634   8/22/2003         3,940
                       *SEK   2,770,000   USD      353,641   9/19/2003         8,608
                       *THB   4,520,000   USD      108,576    7/3/2003         1,142
                       *TWD   3,693,000   USD      106,912   10/3/2003            10
                       *USD     106,149   THB    4,520,000    7/3/2003         1,285
                       *USD     256,278   NZD      447,000    7/7/2003         5,777
                       *USD      52,990   CLP   38,100,000    7/7/2003         1,716
                       USD       13,341   ZAR      102,000   7/22/2003           178
                       *USD     365,349   GBP      223,000   7/24/2003         2,597
                       USD      175,189   AUD      262,000   7/25/2003           255
                       *USD     842,127   EUR      740,000   7/28/2003         8,327
                       USD       57,105   EUR       50,000   7/28/2003           408
                       *USD     250,430   CAD      357,000    8/6/2003        12,282
                       *USD     756,620   CAD    1,038,800   9/19/2003         6,001
                       *USD     603,870   GBP      368,000   9/19/2003         1,073
                       USD      758,785   AUD    1,153,100   9/19/2003         9,447
                       USD       77,046   KRW   92,867,560   9/19/2003           154
                       USD       53,745   CLP   38,100,000   10/7/2003           961
                       *USD      53,661   NZD       93,000   10/8/2003           305
                                                                            ---------
                                                                             105,993
                                                                            ---------

                                                           ---------------------

                       -------------------------------------------------------------------
                           CONTRACT               IN          DELIVERY    GROSS UNREALIZED
                          TO DELIVER         EXCHANGE FOR       DATE        DEPRECIATION
                       -------------------------------------------------------------------
                       *CAD      200,000   USD      146,774    8/6/2003      $    (404)
                       *CAD      630,000   USD      460,834   9/19/2003         (1,672)
                       *CLP   38,100,000   USD       53,966    7/7/2003           (740)
                       *EUR    3,829,600   USD    4,231,740   7/28/2003       (169,478)
                       EUR       217,100   USD      247,581   9/30/2003         (1,484)
                       *GBP      509,000   USD      828,841   7/24/2003        (11,000)
                       *GBP       14,000   USD       22,967   9/19/2003            (47)
                       *NZD      447,000   USD      254,512    7/7/2003         (7,542)
                       *NZD      247,000   USD      142,519   10/8/2003           (811)
                       *TWD    3,693,000   USD      106,395    7/3/2003           (314)
                       *USD      106,796   TWD    3,693,000    7/3/2003            (87)
                       *USD       72,248   JPY    8,361,000   7/23/2003         (2,427)
                       *USD      193,981   CHF      254,000   8/13/2003         (5,860)
                       *USD      160,446   NOK    1,126,000   8/15/2003         (4,921)
                       *USD      107,989   SEK      830,000   8/22/2003         (4,470)
                       *USD      525,781   EUR      458,000   9/19/2003           (189)
                       *USD      187,524   SEK    1,469,530   9/19/2003         (4,478)
                       USD       148,925   JPY   17,648,300   9/19/2003         (1,287)
                       USD       108,380   THB    4,520,000   10/3/2003         (1,061)
                       *USD       53,933   TWD    1,860,000   10/3/2003            (91)
                                                                             ----------
                                                                              (218,363)
                                                                             ----------
                       Net Unrealized Appreciation (Depreciation)            $(112,370)
                                                                             ==========

              -----------------------------
              * Represents partially offsetting forward foreign currency contracts that, to the extent they are offset, do not have additional market risk but have continued counterparty settlement risk.

                       AUD  --   Australian Dollar  KRW  --   South Korean Won
                       CAD  --   Canadian Dollar    NOK  --   Norwegian Krone
                       CHF  --   Swiss Franc        NZD  --   New Zealand Dollar
                       CLP  --   Chilean Peso       SEK  --   Swedish Krona
                       DKK  --   Danish Krone       THB  --   Thailand Baht
                       EUR  --   Euro               TWD  --   New Taiwan Dollar
                       GBP  --   Pound Sterling     USD  --   United States Dollar
                       JPY  --   Japanese Yen       ZAR  --   South African Rand

              See Notes to Financial Statements.

---------------------
    40

                      (This page intentionally left blank)

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES
    JUNE 30, 2003 (UNAUDITED)

                                                                                 GOVERNMENT AND
                                                                 MONEY MARKET     QUALITY BOND
                                                                  PORTFOLIO        PORTFOLIO
   --------------------------------------------------------------------------------------------
   ASSETS:
   Investment securities, at value*............................  $        --     $  992,522,347
   Short-term securities*......................................   20,365,893         24,948,750
   Repurchase agreements (cost equals market)..................      455,000         39,000,000
   Cash........................................................          943              1,680
   Foreign cash*...............................................           --                 --
   Receivables for --
     Sales of investments......................................           --         38,431,475
     Fund shares sold..........................................          983          5,547,619
     Dividends and accrued interest............................       30,731          7,767,556
     Futures variation margin..................................           --                 --
     Unrealized appreciation on forward foreign currency
       contracts...............................................           --                 --
     Miscellaneous receivable..................................          570                 --
   Prepaid expenses............................................          205             14,936
                                                                 ------------------------------
                                                                  20,854,325      1,108,234,363
                                                                 ------------------------------
   LIABILITIES:
   Payables for --
     Purchases of investments..................................           --         39,332,794
     Fund shares redeemed......................................      249,526          2,404,781
     Investment management fees................................        8,610            481,323
     Miscellaneous payable.....................................           --                 --
   Other accrued expenses......................................       41,527            313,264
   Unrealized depreciation on forward foreign currency
     contracts.................................................           --                 --
                                                                 ------------------------------
                                                                     299,663         42,532,162
                                                                 ------------------------------
   NET ASSETS:.................................................  $20,554,662     $1,065,702,201
                                                                 ===========     ==============
   COMPOSITION OF NET ASSETS:
   Paid in capital.............................................  $20,554,662     $  953,718,176
   Accumulated undistributed net investment income (loss)......           --         56,475,707
   Accumulated undistributed net realized gain (loss) on
     investments, futures contracts and foreign exchange
     transactions..............................................           --         13,432,677
   Unrealized appreciation (depreciation) on investments.......           --         42,075,641
   Unrealized foreign exchange gain (loss) on other assets and
     liabilities...............................................           --                 --
   Unrealized appreciation (depreciation) on futures
     contracts.................................................           --                 --
                                                                 ------------------------------
                                                                 $20,554,662     $1,065,702,201
                                                                 ===========     ==============
   Class 1 (unlimited shares authorized):
       Net assets..............................................  $20,554,662     $  851,176,110
       Shares of beneficial interest issued and outstanding....   20,554,662         53,007,139
       Net asset value, offering and redemption price per
        share..................................................  $      1.00     $        16.06
                                                                 ===========     ==============
   Class 2 (unlimited shares authorized):
       Net assets..............................................  $        --     $  157,031,717
       Shares of beneficial interest issued and outstanding....           --          9,792,853
       Net asset value, offering and redemption price per
        share..................................................  $        --     $        16.04
                                                                 ===========     ==============
   Class 3 (unlimited shares authorized):
       Net assets..............................................  $        --     $   57,494,374
       Shares of beneficial interest issued and outstanding....           --          3,589,115
       Net asset value, offering and redemption price per
        share..................................................  $        --     $        16.02
                                                                 ===========     ==============
   ---------------
   *Cost
    Investment securities......................................  $        --     $  950,444,727
                                                                 ===========     ==============
    Short-term securities......................................  $20,365,893     $   24,950,729
                                                                 ===========     ==============
    Foreign cash...............................................  $        --     $           --
                                                                 ===========     ==============

See Notes to Financial Statements.

---------------------
    42

        GROWTH AND                      CAPITAL         NATURAL                    STRATEGIC
          INCOME         GROWTH       APPRECIATION     RESOURCES    MULTI-ASSET   MULTI-ASSET
         PORTFOLIO     PORTFOLIO       PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO
   -------------------------------------------------------------------------------------------
        $19,775,716   $596,224,240   $1,165,800,046   $90,266,566   $61,350,964   $ 36,707,353
                 --             --               --            --     2,495,492      1,969,404
            200,000      8,475,000       39,390,000     4,945,000       465,000        620,000
              1,268            273            2,042           131         2,339          7,794
                 --             --          975,833        13,380            --         86,769
            137,377      9,834,985       13,555,578            --       427,869      1,444,288
              8,295        977,486        1,480,302       130,196        19,261          5,015
             15,333        503,120          566,405       168,351       233,683        272,468
                 --             --               --            --            --          8,757
                 --             --               --            --            --        105,993
                 --             --               --            --            --             --
                184          6,356           11,662         1,290           707            360
        --------------------------------------------------------------------------------------
         20,138,173    616,021,460    1,221,781,868    95,524,914    64,995,315     41,228,201
        --------------------------------------------------------------------------------------
             84,097      7,321,512        9,253,211            --       279,982      1,579,122
              2,141      1,080,292        3,056,460       229,605        10,442          5,487
             11,633        347,824          703,253        59,511        53,763         32,451
                 --             --               --            --            --          2,189
             40,655        232,319          423,555        62,973        56,270         67,094
                 --             --               --            --            --        218,363
        --------------------------------------------------------------------------------------
            138,526      8,981,947       13,436,479       352,089       400,457      1,904,706
        --------------------------------------------------------------------------------------
        $19,999,647   $607,039,513   $1,208,345,389   $95,172,825   $64,594,858   $ 39,323,495
        ===========   ============
        $20,423,696   $645,409,656   $1,402,290,371   $80,491,350   $61,056,411   $ 47,969,563
            168,602      5,128,052          740,526     1,445,705     1,934,328      1,015,204
         (1,986,276)   (99,339,214)    (376,914,454)      778,686    (5,104,209)   (11,604,256)
          1,393,625     55,841,019      182,240,205    12,457,137     6,697,033      2,041,467
                 --             --          (11,259)          (53)           --        (92,906)
                 --             --               --            --        11,295         (5,577)
        --------------------------------------------------------------------------------------
        $19,999,647   $607,039,513   $1,208,345,389   $95,172,825   $64,594,858   $ 39,323,495
        ===========   ============   ==============   ===========   ===========   ============
        $19,999,647   $546,544,906   $1,099,774,099   $83,903,283   $64,594,858   $ 39,323,495
          2,151,086     25,236,923       41,538,821     4,187,945     9,022,407      6,103,076
        $      9.30   $      21.66   $        26.48   $     20.03   $      7.16   $       6.44
        ===========   ============   ==============   ===========   ===========   ============
        $        --   $ 46,459,000   $   86,516,252   $ 9,171,659   $        --   $         --
                 --      2,147,525        3,277,051       458,476            --             --
        $        --   $      21.63   $        26.40   $     20.00   $        --   $         --
        ===========   ============   ==============   ===========   ===========   ============
        $        --   $ 14,035,607   $   22,055,038   $ 2,097,883   $        --   $         --
                 --        649,268          835,923       104,940            --             --
        $        --   $      21.62   $        26.38   $     19.99   $        --   $         --
        ===========   ============   ==============   ===========   ===========   ============
        $18,382,091   $540,383,221   $  983,559,841   $77,809,429   $54,653,931   $ 34,665,406
        ===========   ============   ==============   ===========   ===========   ============
        $        --   $         --   $           --   $        --   $ 2,495,492   $  1,969,884
        ===========   ============   ==============   ===========   ===========   ============
        $        --   $         --   $      980,973   $    13,421   $        --   $     86,707
        ===========   ============   ==============   ===========   ===========   ============

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF OPERATIONS
    FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

                                                                                       GOVERNMENT AND
                                                                     MONEY MARKET       QUALITY BOND
                                                                      PORTFOLIO          PORTFOLIO
   --------------------------------------------------------------------------------------------------
   NET INVESTMENT INCOME:
   Income:
     Interest..................................................        $158,658         $22,266,228
     Dividends.................................................              --                  --
                                                                           --------------------------
            Total income*......................................         158,658          22,266,228
                                                                           --------------------------
   EXPENSES:
     Investment management fees................................          58,357           2,861,656
     Custodian fees............................................          24,880             153,607
     Audit and tax expenses....................................          14,650              12,695
     Reports to investors......................................           1,513             112,971
     Trustees' fees............................................             643              23,305
     Legal fees................................................             605               5,630
     Service fees:
       Class 2.................................................              --             105,160
       Class 3.................................................              --              38,118
     Insurance expense.........................................             253               2,139
     Other expenses............................................             459               8,778
                                                                           --------------------------
            Total expenses before custody credits..............         101,360           3,324,059
            Custody credits earned on cash balances............             (84)            (11,764)
                                                                           --------------------------
   Net expenses:...............................................         101,276           3,312,295
                                                                           --------------------------
   Net investment income (loss)................................          57,382          18,953,933
                                                                           --------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
     FOREIGN CURRENCIES:
   Net realized gain (loss) on investments.....................              --           7,676,292
   Net realized foreign exchange gain (loss) on other assets
     and liabilities...........................................              --                  --
   Net realized gain (loss) on futures contracts...............              --            (460,697)
   Change in unrealized appreciation (depreciation) on
     investments...............................................              --           4,730,984
   Change in unrealized foreign exchange gain (loss) on other
     assets and liabilities....................................              --                  --
   Change in unrealized appreciation (depreciation) on futures
     contracts.................................................              --                  --
                                                                           --------------------------
   Net realized and unrealized gain (loss) on investments,
     futures contracts, foreign currencies and other assets and
     liabilities...............................................              --          11,946,579
                                                                           --------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS...........................................        $ 57,382         $30,900,512
                                                                       ========         ===========
   ---------------
   *  Net of foreign withholding taxes on interest and
     dividends of..............................................        $     --         $        --
                                                                       ========         ===========

    See Notes to Financial Statements.

---------------------
    44

       GROWTH                      CAPITAL       NATURAL                    STRATEGIC
     AND INCOME      GROWTH      APPRECIATION   RESOURCES    MULTI-ASSET   MULTI-ASSET
     PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
--------------------------------------------------------------------------------------
     $    2,021   $     64,404   $    268,663   $   20,058   $  555,822    $  533,491
        160,805      4,020,640      4,870,211    1,121,830      343,495       212,502
     ---------------------------------------------------------------------------------
        162,826      4,085,044      5,138,874    1,141,888      899,317       745,993
     ---------------------------------------------------------------------------------
         64,540      1,932,136      3,814,838      339,661      311,563       183,933
         23,888         73,730        199,724       32,001       28,195        27,828
         11,814         12,355         11,645       12,225       13,387        16,807
          3,300         55,374        105,019       10,429        4,108         2,857
            498         14,465         28,740        2,299        1,639           419
          1,267          3,444          5,815        1,774        1,107           975
             --         27,821         53,139        5,806           --            --
             --          9,082         14,389        1,287           --            --
            150          3,406          7,461          279          431           253
            877          8,841         17,334        1,386        1,130           866
     ---------------------------------------------------------------------------------
        106,334      2,140,654      4,258,104      407,147      361,560       233,938
            (10)           (52)        (1,658)         (66)        (218)          (34)
     ---------------------------------------------------------------------------------
        106,324      2,140,602      4,256,446      407,081      361,342       233,904
     ---------------------------------------------------------------------------------
         56,502      1,944,442        882,428      734,807      537,975       512,089
     ---------------------------------------------------------------------------------
       (443,880)   (16,430,686)   (13,649,624)   1,229,927     (694,612)      (35,117)
             --             --         34,669       (3,871)          --      (399,052)
             --             --             --           --      (69,270)      (22,426)
      2,199,034     78,330,997    173,315,187    7,601,128    4,836,178     4,047,548
             --             --         (2,297)       4,737           --        76,588
             --             --             --           --      (36,192)       80,260
     ---------------------------------------------------------------------------------
      1,755,154     61,900,311    159,697,935    8,831,921    4,036,104     3,747,801
     ---------------------------------------------------------------------------------
     $1,811,656   $ 63,844,753   $160,580,363   $9,566,728   $4,574,079    $4,259,890
     ==========   ============   ============   ==========   ==========    ===========
     $       --   $         --   $    291,646   $   85,119   $       --    $   21,010
     ==========   ============   ============   ==========   ==========    ===========

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

                                                                                GOVERNMENT AND
                                                                 MONEY MARKET    QUALITY BOND
                                                                  PORTFOLIO       PORTFOLIO
   -------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)................................  $    57,382    $   18,953,933
   Net realized gain (loss) on investments.....................           --         7,676,292
   Net realized foreign exchange gain (loss) on other assets
     and liabilities...........................................           --                --
   Net realized gain (loss) on futures contracts...............           --          (460,697)
   Change in unrealized appreciation (depreciation) on
     investments...............................................           --         4,730,984
   Change in unrealized foreign exchange gain (loss) on other
     assets and liabilities....................................           --                --
   Change in unrealized appreciation (depreciation) on futures
     contracts.................................................           --                --
                                                                 -----------------------------
   Net increase (decrease) in net assets resulting from
     operations................................................       57,382        30,900,512
                                                                 -----------------------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO SHAREHOLDERS:
   Dividends from net investment income -- Class 1.............      (57,382)               --
   Dividends from net investment income -- Class 2.............           --                --
   Dividends from net investment income -- Class 3.............           --                --
   Distributions from capital gains -- Class 1.................           --                --
   Distributions from capital gains -- Class 2.................           --                --
   Distributions from capital gains -- Class 3.................           --                --
                                                                 -----------------------------
   Total dividends and distributions to shareholders...........      (57,382)               --
                                                                 -----------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
     SHARE TRANSACTIONS (NOTE 6)...............................   (4,079,798)       20,026,495
                                                                 -----------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS.....................   (4,079,798)       50,927,007
                                                                 -----------------------------
   NET ASSETS:
   Beginning of period.........................................   24,634,460     1,014,775,194
                                                                 -----------------------------
   End of period+..............................................  $20,554,662    $1,065,702,201
                                                                 ===========    ==============
   ---------------
   + Includes accumulated undistributed net investment income
     (loss)....................................................  $        --    $   56,475,707
                                                                 ===========    ==============

    See Notes to Financial Statements.

---------------------
    46

       GROWTH                        CAPITAL         NATURAL                    STRATEGIC
     AND INCOME       GROWTH       APPRECIATION     RESOURCES    MULTI-ASSET   MULTI-ASSET
      PORTFOLIO     PORTFOLIO       PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO
     -------------------------------------------------------------------------------------
     $    56,502   $  1,944,442   $      882,428   $   734,807   $   537,975   $   512,089
        (443,880)   (16,430,686)     (13,649,624)    1,229,927      (694,612)      (35,117)
              --             --           34,669        (3,871)           --      (399,052)
              --             --               --            --       (69,270)      (22,426)
       2,199,034     78,330,997      173,315,187     7,601,128     4,836,178     4,047,548
              --             --           (2,297)        4,737            --        76,588
              --             --               --            --       (36,192)       80,260
     -------------------------------------------------------------------------------------
       1,811,656     63,844,753      160,580,363     9,566,728     4,574,079     4,259,890
     -------------------------------------------------------------------------------------
              --             --               --            --            --            --
              --             --               --            --            --            --
              --             --               --            --            --            --
              --             --               --            --            --            --
              --             --               --            --            --            --
              --             --               --            --            --            --
     -------------------------------------------------------------------------------------
              --             --               --            --            --            --
     -------------------------------------------------------------------------------------
        (421,842)   (12,506,544)     (41,225,002)   (9,461,351)   (4,241,460)   (1,850,520)
     -------------------------------------------------------------------------------------
       1,389,814     51,338,209      119,355,361       105,377       332,619     2,409,370
     -------------------------------------------------------------------------------------
      18,609,833    555,701,304    1,088,990,028    95,067,448    64,262,239    36,914,125
     -------------------------------------------------------------------------------------
     $19,999,647   $607,039,513   $1,208,345,389   $95,172,825   $64,594,858   $39,323,495
     ===========   ============   ==============   ===========   ===========   ===========
     $   168,602   $  5,128,052   $      740,526   $ 1,445,705   $ 1,934,328   $ 1,015,204
     ===========   ============   ==============   ===========   ===========   ===========

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS
    FOR THE YEAR ENDED DECEMBER 31, 2002

                                                                                GOVERNMENT AND
                                                                 MONEY MARKET    QUALITY BOND
                                                                  PORTFOLIO        PORTFOLIO
   --------------------------------------------------------------------------------------------
   OPERATIONS:
   Net investment income (loss)................................  $   316,225    $    36,178,560
   Net realized gain (loss) on investments.....................           --          9,737,567
   Net realized foreign exchange gain (loss) on other assets
     and liabilities...........................................           --                 --
   Net realized gain (loss) on futures contracts...............           --            293,718
   Change in unrealized appreciation (depreciation) on
     investments...............................................           --         29,281,268
   Change in unrealized foreign exchange gain (loss) on other
     assets and liabilities....................................           --                 --
   Change in unrealized appreciation (depreciation) on futures
     contracts.................................................           --                 --
                                                                 -----------------------------
   Net increase (decrease) in net assets resulting from
     operations................................................      316,225         75,491,113
                                                                 -----------------------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO SHAREHOLDERS:
   Dividends from net investment income -- Class 1*............     (316,225)       (30,382,604)
   Dividends from net investment income -- Class 2*............           --         (3,107,396)
   Dividends from net investment income -- Class 3*............           --                 --
   Distributions from realized gains -- Class 1*...............           --                 --
   Distributions from realized gains -- Class 2*...............           --                 --
   Distributions from realized gains -- Class 3*...............           --                 --
                                                                 -----------------------------
   Total dividends and distributions to shareholders...........     (316,225)       (33,490,000)
                                                                 -----------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
     SHARE TRANSACTIONS (NOTE 6)...............................   (9,740,249)       268,597,386
                                                                 -----------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS.....................   (9,740,249)       310,598,499
                                                                 -----------------------------
   NET ASSETS:
   Beginning of period.........................................   34,374,709        704,176,695
                                                                 -----------------------------
   End of period+..............................................  $24,634,460    $ 1,014,775,194
                                                                 ===========    ===============
   ---------------
   + Includes accumulated undistributed net investment income
     (loss)....................................................  $        --    $    37,521,774
                                                                 ===========    ===============
   * See Note 1.

 See Notes to Financial Statements.

---------------------
    48

        GROWTH                         CAPITAL         NATURAL                     STRATEGIC
      AND INCOME       GROWTH        APPRECIATION     RESOURCES    MULTI-ASSET    MULTI-ASSET
      PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO     PORTFOLIO      PORTFOLIO
     -----------------------------------------------------------------------------------------
     $    125,309   $   3,258,505   $   (2,192,909)  $   701,129   $  1,345,228   $    867,538
       (1,492,496)    (46,112,592)    (130,579,735)      502,311     (2,305,645)    (5,103,982)
               --             248           31,327        25,232             --       (766,848)
               --              --               --            --        307,482        200,910
       (5,340,953)   (131,591,863)    (230,216,006)    2,622,356    (10,286,466)      (574,544)
               --              --            4,037        (4,748)            --       (184,334)
               --              --               --            --         15,302        (85,407)
     -----------------------------------------------------------------------------------------
       (6,708,140)   (174,445,702)    (362,953,286)    3,846,280    (10,924,099)    (5,646,667)
     -----------------------------------------------------------------------------------------
          (91,500)     (2,284,310)              --      (737,287)    (2,084,000)      (320,000)
               --         (65,690)              --       (34,713)            --             --
               --              --               --            --             --             --
       (2,030,000)             --               --    (4,373,530)            --             --
               --              --               --      (248,470)            --             --
               --              --               --            --             --             --
     -----------------------------------------------------------------------------------------
       (2,121,500)     (2,350,000)              --    (5,394,000)    (2,084,000)      (320,000)
     -----------------------------------------------------------------------------------------
       (1,553,929)    (68,312,622)    (192,776,920)   24,479,561     (9,800,421)    (6,178,113)
     -----------------------------------------------------------------------------------------
      (10,383,569)   (245,108,324)    (555,730,206)   22,931,841    (22,808,520)   (12,144,780)
     -----------------------------------------------------------------------------------------
       28,993,402     800,809,628    1,644,720,234    72,135,607     87,070,759     49,058,905
     -----------------------------------------------------------------------------------------
     $ 18,609,833   $ 555,701,304   $1,088,990,028   $95,067,448   $ 64,262,239   $ 36,914,125
     =========================================================================================
     $    112,100   $   3,183,610   $     (141,902)  $   710,898   $  1,396,353   $    503,115
     =========================================================================================

                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1. ORGANIZATION: Anchor Series Trust (the "Trust"), organized as a business trust under the laws of the Commonwealth of Massachusetts on August 26, 1983, is an open-end management investment company. The Portfolio is managed by AIG SunAmerica Asset Management Corp. ("SunAmerica" or "Advisor"), an indirect wholly-owned subsidiary of American International Group, Inc. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (the "Variable Contracts"). The Trust issues separate series of shares (the "Portfolios"), each of which represents a separate managed Portfolio of securities with its own investment objectives.

Effective September 30, 2002, Class 3 was added as an additional class of shares of beneficial interest in certain Portfolios of the Trust (specifically, the Government and Quality Bond Portfolio, the Growth Portfolio, the Capital Appreciation Portfolio, and the Natural Resources Portfolio). All Class A and Class B shares issued prior to September 30, 2002 have been reclassified as Class 1 and Class 2 shares, respectively. Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses, (ii) Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not, and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares.

Each Portfolio is diversified with the exception of Natural Resources which is non-diversified as defined by the 1940 Act.

The investment objectives for each Portfolio are as follows:

The MONEY MARKET PORTFOLIO seeks current income consistent with stability of principal through investment in a diversified portfolio of money market instruments maturing in 397 days or less.

The GOVERNMENT AND QUALITY BOND PORTFOLIO seeks relatively high current income, liquidity and security of principal by investing, under normal circumstances, at least 80% of net assets in obligations issued, guaranteed or insured by the U.S. government, its agencies or instrumentalities and in high quality corporate fixed income securities (rated AA or better by Standard & Poor's or Aa2 or better by Moody's Corp.).

The GROWTH AND INCOME PORTFOLIO seeks to provide high current income and long-term capital appreciation by investing at least 65% in core equity securities that provide the potential for growth and offer income, such as dividend-paying stocks.

The GROWTH PORTFOLIO seeks capital appreciation primarily through investments in core equity securities that are widely diversified by industry and company.

The CAPITAL APPRECIATION PORTFOLIO seeks long-term capital appreciation by investing in growth equity securities across a wide range of industries and companies.

The NATURAL RESOURCES PORTFOLIO seeks a total return, in excess of the U.S. rate of inflation as represented by the Consumer Price Index, through investments primarily in equity securities of U.S. or foreign companies that are expected to provide favorable returns in periods of rising inflation. Under normal circumstances, at least 80% of net assets are invested in securities related to natural resources, such as energy, metals, mining and forest products.

The MULTI-ASSET PORTFOLIO seeks long-term total investment return consistent with moderate investment risk by investing in equity securities, investment grade fixed income securities and cash.

The STRATEGIC MULTI-ASSET PORTFOLIO seeks high long-term total investment return by investing in equity securities of U.S. and foreign companies, large, medium and small company equity securities, global fixed income securities (including high-yield, high-risk bonds) and cash.

INDEMNIFICATIONS: Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.
---------------------
    50

SECURITY VALUATIONS: Stocks are stated at value based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last-reported bid prices. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Non convertible bonds, debentures, other long-term debt securities, and short-term securities with original or remaining maturities in excess of 60 days are valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Securities traded primarily on securities exchanges outside the United States of America are valued at the last price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last reported bid price. If a security's price is available from more than one foreign exchange, a portfolio uses the exchange that is the primary market for the security. Developing markets securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. Except for the Money Market Portfolio, short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Trust if acquired within 60 days of maturity or, if already held by the Trust on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available or if a development/event occurs that may significantly impact the value of the securities, then these securities may be fair valued as determined pursuant to procedures adopted in good faith under the direction of the Trust's Trustees.

For the Money Market Portfolio, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

REPURCHASE AGREEMENTS: Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in joint repurchase agreement transactions with other affiliated mutual funds. The Portfolios, along with other affiliated registered investment companies, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. The Portfolios' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

As of June 30, 2003, the following Portfolios held an undivided interest in a joint repurchase agreement with UBS Warburg, LLC:

                                                              PERCENTAGE     PRINCIPAL
PORTFOLIO                                                      INTEREST       AMOUNT
---------                                                     ----------    -----------
Money Market................................................      0.3%      $   455,000
Government and Quality Bond.................................     28.3        39,000,000
Growth and Income...........................................      0.1           200,000
Growth......................................................      6.1         8,475,000
Capital Appreciation........................................     28.6        39,390,000
Natural Resources...........................................      3.6         4,945,000
Multi-Asset.................................................      0.3           465,000
Strategic Multi-Asset.......................................      0.4           620,000

As of June 30, 2003, the repurchase agreement in the joint account and the collateral therefore were as follows:

UBS Warburg, LLC, dated June 30, 2003, bearing interest at a rate of 1.10% per annum, with a principal amount of $137,860,000, a repurchase price of $137,864,212, a maturity date of July 1, 2003 and collateralized by $139,054,000 of U.S. Treasury Notes, bearing interest at 3.25% per annum with a maturity date of December 31, 2003 and having an approximate value of $140,640,606.

FORWARD FOREIGN CURRENCY CONTRACTS: Certain Portfolios may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. On settlement date, the Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential
                                                           ---------------------
inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. A Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy or sell a financial instrument at a set price on a future date. Upon entering into such a contract the Trust is required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. The contract amount reflects the extent of a Portfolio's exposure in these financial instruments. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. The Trust's activities in futures contracts are conducted through regulated exchanges which do not result in counterparty credit risks. Pursuant to a contract the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolios as unrealized appreciation or depreciation. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

MORTGAGE-BACKED DOLLAR ROLLS: During the six months ended June 30, 2003, the Government and Quality Bond Portfolio, Multi-Asset Portfolio and Strategic Multi-Asset Portfolio entered into dollar rolls using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). The Portfolios' policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. The Government and Quality Bond Portfolio had TBA Rolls outstanding at period-end, which are included in receivables for sales of investments and payables for purchases of investments in the Statement of Assets and Liabilities.

SECURITIES TRANSACTIONS, DIVIDENDS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: As customary in the mutual fund industry, securities transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date. For financial statement purposes, the Trust amortizes premiums and accretes discounts on fixed income securities, as well as those original issue discounts for which amortization is required for federal income tax purposes. Portfolios investing in foreign securities may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Portfolios accrue such taxes when the related income is earned.

Net investment income, other than class specific expenses, and realized and unrealized gains and losses, is allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

Expenses common to all Portfolios, not directly related to individual Portfolios, are allocated among the Portfolios based upon their relative net asset value or other appropriate methods.

Dividends from net investment income, if any, are paid annually for all Portfolios except the Money Market Portfolio which declares daily and pays monthly. Distributions from net realized capital gains, if any, are paid annually for all Portfolios. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss), and net assets are not affected.

The Portfolios intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of their taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provisions are required. Each portfolio is considered a separate entity for tax purposes.

FOREIGN CURRENCY TRANSLATION: The books and records of the Trust are maintained in U.S. dollars.

Market values of investment securities are translated into U.S. dollars at the prevailing rate of exchange on the valuation date.

Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities, including forward commitments on securities are translated at the rate of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when earned or incurred.

---------------------
    52

The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. The Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of Portfolio securities sold during the year.

Realized foreign exchange gain (loss) on other assets and liabilities and change in unrealized foreign exchange gain/loss on other assets and liabilities include realized foreign exchange gains and losses from currency gains or losses realized between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends, discount and foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

NOTE 3. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT: The Trust has entered into an Investment Advisory and Management Agreement (the "Management Agreement") with AIG SunAmerica Asset Management Corp. ("SAAMCo"), an indirect wholly-owned subsidiary of American International Group, Inc., ("AIG") with respect to each Portfolio. SAAMCo serves as manager for each of the Portfolios. The Management Agreement provides that SAAMCo shall act as investment advisor to the Trust; manage the Trust's investments; administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions.

The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio's average daily net assets:

                                      AVERAGE DAILY           MANAGEMENT
         PORTFOLIO                      NET ASSETS               FEE
------------------------------------------------------------------------
Money Market                                 $0-$150 million    .500%
                                            >   $150 million    .475%
                                            >   $250 million    .450%
                                            >   $500 million    .425%
Government and Quality Bond                  $0-$200 million    .625%
                                            >   $200 million    .575%
                                            >   $500 million    .500%
Growth and Income                            $0-$100 million    .700%
                                            >   $100 million    .650%
                                            >   $250 million    .600%
                                            >   $500 million    .575%

                                      AVERAGE DAILY           MANAGEMENT
         PORTFOLIO                      NET ASSETS               FEE
------------------------------------------------------------------------
Growth                                       $0-$250 million    .750%
                                            >   $250 million    .675%
                                            >   $500 million    .600%
Capital Appreciation                          $0-$50 million    .750%
                                            >    $50 million    .725%
                                            >   $100 million    .700%
Natural Resources                           >             $0    .750%
Strategic Multi-Asset/                       $0-$200 million   1.000%
Multi-Asset                                 >   $200 million    .875%
                                            >   $500 million    .800%

Wellington Management Company ("WMC") acts as Subadvisor to the Trust pursuant to the Subadvisory Agreement with SAAMCo. Under the Subadvisory Agreement, WMC manages the investment and reinvestment of the assets of the Trust. WMC is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trustees and oversight and supervision of SAAMCo, which pays the Subadvisor's fee.

The portion of the investment advisory fees received by SAAMCo which are paid to WMC are as follows:

                                      AVERAGE DAILY              WMC
         PORTFOLIO                      NET ASSETS            ALLOCATION
------------------------------------------------------------------------
Money Market                                 $0-$500 million     .075%
                                            >   $500 million     .020%
Government and Quality Bond                   $0-$50 million     .225%
                                            >    $50 million     .125%
                                            >   $100 million     .100%
Growth/                                       $0-$50 million     .325%
Growth and Income                           >    $50 million     .225%
                                            >   $150 million     .200%
                                            >   $500 million     .150%
Capital Appreciation                          $0-$50 million     .375%
                                            >    $50 million     .275%
                                            >   $150 million     .250%

                                      AVERAGE DAILY              WMC
         PORTFOLIO                      NET ASSETS            ALLOCATION
------------------------------------------------------------------------
Natural Resources                             $0-$50 million     .350%
                                            >    $50 million     .250%
                                            >   $150 million     .200%
                                            >   $500 million     .150%
Multi-Asset                                   $0-$50 million     .250%
                                            >    $50 million     .175%
                                            >   $150 million     .150%
Strategic Multi-Asset                         $0-$50 million     .300%
                                            >    $50 million     .200%
                                            >   $150 million     .175%
                                            >   $500 million     .150%

For the period ended June 30, 2003, SAAMCo received fees of $9,566,684 from the Trust, of which SAAMCo informed the Trust that $6,787,556 was retained and $2,779,128 was allocated to WMC.

                                                           ---------------------

NOTE 4. SECURITIES TRANSACTIONS: The cost of purchases and proceeds from sales and maturities of long-term investments during the period ended June 30, 2003 were as follows:

                                                                MONEY       GOVERNMENT AND     GROWTH
                                                                MARKET       QUALITY BOND    AND INCOME       GROWTH
                                                              PORTFOLIO       PORTFOLIO       PORTFOLIO     PORTFOLIO
                                                             ----------------------------------------------------------
Purchases (excluding U.S. government securities)..........   $         --    $ 60,640,416    $ 4,065,378   $202,444,638
Sales (excluding U.S. government securities)..............             --      16,384,188      4,277,308    219,491,303
Purchases of U.S. government securities...................             --     348,320,297             --             --
Sales of U.S. government securities.......................             --     306,977,878             --             --

                                                               CAPITAL         NATURAL                      STRATEGIC
                                                             APPRECIATION     RESOURCES      MULTI-ASSET   MULTI-ASSET
                                                              PORTFOLIO       PORTFOLIO       PORTFOLIO     PORTFOLIO
                                                             ----------------------------------------------------------
Purchases (excluding U.S. government securities)..........   $565,679,627    $ 19,851,929    $11,902,115   $ 25,781,404
Sales (excluding U.S. government securities)..............    617,695,800      28,384,063     12,020,871     26,426,895
Purchases of U.S. government securities...................             --              --      8,051,004        907,738
Sales of U.S. government securities.......................             --              --      9,221,552      1,814,983

NOTE 5. FEDERAL INCOME TAXES: The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, and derivatives transactions.

                                                                                                            TAX DISTRIBUTIONS
                                                                    DISTRIBUTABLE EARNINGS                  FOR THE YEAR ENDED
                                                                     AT DECEMBER 31, 2002                   DECEMBER 31, 2002
                                                        ----------------------------------------------   ------------------------
                                                                        LONG-TERM        UNREALIZED                    LONG-TERM
                                                         ORDINARY     GAINS/CAPITAL     APPRECIATION      ORDINARY      CAPITAL
                      PORTFOLIO                           INCOME      LOSS CARRYOVER   (DEPRECIATION)*     INCOME        GAINS
                      ---------
                                                        -------------------------------------------------------------------------
Money Market..........................................  $    13,565   $          --     $         --     $   316,225   $       --
Government and Quality Bond...........................   40,457,665       7,481,211       33,215,156      33,490,000           --
Growth and Income.....................................      118,638      (1,355,402)        (992,403)         97,489    2,024,011
Growth................................................    3,268,668     (73,178,405)     (26,046,933)      2,350,000           --
Capital Appreciation..................................           --    (353,605,070)        (778,374)             --           --
Natural Resources.....................................    1,105,593         399,945        3,616,264       1,522,000    3,872,000
Multi-Asset...........................................    1,448,018      (3,980,199)       1,521,521       2,084,000           --
Strategic Multi-Asset.................................      396,531     (10,291,149)      (2,140,226)        320,000           --

* Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency related to Capital Appreciation Portfolio, Natural Resources Portfolio and Strategic Multi-Asset Portfolio of $(8,962), $(4,790) and $63,850, respectively.

As of December 31, 2002, the following portfolios have capital loss carryforwards which will be available to the extent provided in regulations and which will expire between 2009-2010. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

                                                              CAPITAL LOSS
                                                              CARRYFORWARD
PORTFOLIO                                                       AMOUNTS
--------------------------------------------------------------------------
Money Market................................................  $         --
Government and Quality Bond.................................            --
Growth and Income...........................................     1,355,402
Growth......................................................    73,178,405
Capital Appreciation........................................   353,605,070
Natural Resources...........................................            --
Multi-Asset.................................................     3,980,199
Strategic Multi-Asset.......................................    10,291,149

Government and Quality Bond Portfolio utilized capital loss carryforwards of $679,843 to offset net taxable gains realized and recognized in the year ended December 31, 2002.
---------------------
    54

At June 30, 2003, the cost of investment securities for tax purposes, including short-term securities and aggregate gross unrealized gain (loss) for each Portfolio were as follows:

                                                                            GOVERNMENT AND    GROWTH AND
                                                            MONEY MARKET     QUALITY BOND       INCOME         GROWTH
                                                              PORTFOLIO       PORTFOLIO*      PORTFOLIO      PORTFOLIO*
                                                            -------------   --------------   ------------   -------------
Cost.....................................................   $ 20,365,893    $978,024,362     $18,569,085    $543,940,176
                                                            =============   =============    ============   =============
Appreciation.............................................   $         --    $ 40,748,405     $ 2,858,852    $ 83,723,476
Depreciation.............................................             --      (3,540,003)     (1,652,221)    (31,439,412)
                                                            -------------   -------------    ------------   -------------
Net unrealized appreciation (depreciation)...............   $         --    $ 37,208,402     $ 1,206,631    $ 52,284,064
                                                            =============   =============    ============   =============

                                                               CAPITAL         NATURAL                        STRATEGIC
                                                            APPRECIATION      RESOURCES      MULTI-ASSET     MULTI-ASSET
                                                              PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO*
                                                            -------------   --------------   ------------   -------------
Cost.....................................................   $993,254,271    $ 79,044,384     $57,480,552    $ 36,882,260
                                                            =============   =============    ============   =============
Appreciation.............................................   $217,622,213    $ 15,003,923     $ 9,320,686    $  3,602,071
Depreciation.............................................    (45,076,438)     (3,781,741)     (2,982,099)     (1,713,507)
                                                            -------------   -------------    ------------   -------------
Net unrealized appreciation (depreciation)...............   $172,545,775    $ 11,222,182     $ 6,338,587    $  1,888,564
                                                            =============   =============    ============   =============

* Post 10/31 Capital Loss Deferrals: Government and Quality Bond Portfolio $8,858, Growth Portfolio $6,173,168 and Strategic Multi-Asset Portfolio $709,641 and post 10/31 currency loss deferral of $97,404.

NOTE 6. CAPITAL SHARE TRANSACTIONS: Transactions in shares of beneficial interest of each class of each Portfolio were as follows:

                                               MONEY MARKET PORTFOLIO
                            -------------------------------------------------------------
                                                       CLASS 1
                            -------------------------------------------------------------
                                 FOR THE SIX MONTHS                 FOR THE YEAR
                                        ENDED                           ENDED
                              JUNE 30, 2003 (UNAUDITED)           DECEMBER 31, 2002
                            -----------------------------   -----------------------------
                               SHARES          AMOUNT          SHARES          AMOUNT
                            -----------------------------   -----------------------------
Shares sold.............      6,880,026    $   6,880,026     76,489,162    $  76,489,162
Reinvested dividends....         57,382           57,382        318,473          318,473
Shares redeemed.........    (11,017,206)     (11,017,206)   (86,547,884)     (86,547,884)
                            ------------   --------------   ------------   --------------
Net increase
  (decrease)............     (4,079,798)   $  (4,079,798)    (9,740,249)   $  (9,740,249)
                            ============   ==============   ============   ==============


                                         GOVERNMENT AND QUALITY BOND PORTFOLIO
                             -------------------------------------------------------------
                                                        CLASS 1
                             -------------------------------------------------------------
                                  FOR THE SIX MONTHS                 FOR THE YEAR
                                         ENDED                           ENDED
                               JUNE 30, 2003 (UNAUDITED)           DECEMBER 31, 2002
                             -----------------------------   -----------------------------
                                SHARES          AMOUNT          SHARES          AMOUNT
                             -----------------------------   -----------------------------
Shares sold.............       8,163,530    $ 128,354,317     35,343,584    $ 541,937,325
Reinvested dividends....              --               --      1,990,996       30,382,605
Shares redeemed.........     (11,958,964)    (189,024,515)   (26,868,006)    (409,662,464)
                             ------------   --------------   ------------   --------------
Net increase
  (decrease)............      (3,795,434)   $ (60,670,198)    10,466,574    $ 162,657,466
                             ============   ==============   ============   ==============

                                    GOVERNMENT AND QUALITY BOND PORTFOLIO
                          ---------------------------------------------------------
                                                   CLASS 2
                          ---------------------------------------------------------
                              FOR THE SIX MONTHS               FOR THE YEAR
                                     ENDED                         ENDED
                           JUNE 30, 2003 (UNAUDITED)         DECEMBER 31, 2002
                          ---------------------------   ---------------------------
                            SHARES         AMOUNT         SHARES         AMOUNT
                          ---------------------------   ---------------------------
Shares sold.............   4,165,625    $ 65,547,004     9,506,014    $ 145,294,790
Reinvested dividends....          --              --       203,630        3,107,396
Shares redeemed.........  (2,139,112)    (33,679,678)   (3,278,351)     (50,093,721)
                          -----------   -------------   -----------   -------------
Net increase
  (decrease)............   2,026,513    $ 31,867,326     6,431,293    $  98,308,465
                          ===========   =============   ===========   =============

                                                        CLASS 3
                             -------------------------------------------------------------
                                  FOR THE SIX MONTHS                FOR THE PERIOD
                                         ENDED                    SEPTEMBER 30, 2002*
                               JUNE 30, 2003 (UNAUDITED)       THROUGH DECEMBER 31, 2002
                             -----------------------------   -----------------------------
                                SHARES          AMOUNT          SHARES          AMOUNT
                             -----------------------------   -----------------------------
Shares sold..............      3,727,936    $  58,870,551        502,178    $   7,725,216
Reinvested dividends.....             --               --             --               --
Shares redeemed..........       (634,927)     (10,041,184)        (6,072)         (93,761)
                             ------------   --------------   ------------   --------------
Net increase
  (decrease).............      3,093,009    $  48,829,367        496,106    $   7,631,455
                             ============   ==============   ============   ==============

---------------

*  Inception date of class.
                                                           ---------------------

                                             GROWTH AND INCOME PORTFOLIO
                            -------------------------------------------------------------
                                                       CLASS 1
                            -------------------------------------------------------------
                                 FOR THE SIX MONTHS                 FOR THE YEAR
                                        ENDED                           ENDED
                              JUNE 30, 2003 (UNAUDITED)           DECEMBER 31, 2002
                            -----------------------------   -----------------------------
                               SHARES          AMOUNT          SHARES          AMOUNT
                            -----------------------------   -----------------------------
Shares sold.............        187,636    $   1,623,622        374,076    $   3,864,907
Reinvested dividends....             --               --        252,769        2,121,500
Shares redeemed.........       (240,741)      (2,045,464)      (733,651)      (7,540,336)
                            ------------   --------------   ------------   --------------
Net increase
  (decrease)............        (53,105)   $    (421,842)      (106,806)   $  (1,553,929)
                            ============   ==============   ============   ==============

                                                                 GROWTH PORTFOLIO
                            -------------------------------------------------------------------------------------------
                                                       CLASS 1                                        CLASS 2
                            -------------------------------------------------------------   ---------------------------
                                 FOR THE SIX MONTHS                 FOR THE YEAR                FOR THE SIX MONTHS
                                        ENDED                           ENDED                          ENDED
                              JUNE 30, 2003 (UNAUDITED)           DECEMBER 31, 2002          JUNE 30, 2003 (UNAUDITED)
                            -----------------------------   -----------------------------   ---------------------------
                               SHARES          AMOUNT          SHARES          AMOUNT         SHARES         AMOUNT
                            -----------------------------   -----------------------------   ---------------------------
Shares sold.............      1,943,350    $  38,219,687      6,724,509    $ 147,351,353       668,952    $ 13,199,746
Reinvested dividends....             --               --        117,506        2,284,310            --              --
Shares redeemed.........     (3,632,808)     (70,502,334)   (11,641,340)    (249,348,120)     (199,732)     (3,910,903)
                            ------------   --------------   ------------   --------------   -----------   -------------
Net increase
  (decrease)............     (1,689,458)   $ (32,282,647)    (4,799,325)   $ (99,712,457)      469,220    $  9,288,843
                            ============   ==============   ============   ==============   ===========   =============

                               GROWTH PORTFOLIO
                          ---------------------------
                                    CLASS 2
                          ---------------------------
                                 FOR THE YEAR
                                     ENDED
                               DECEMBER 31, 2002
                          ---------------------------
                            SHARES         AMOUNT
                          ---------------------------
Shares sold.............   1,737,288    $  37,717,101
Reinvested dividends....       3,379           65,690
Shares redeemed.........    (421,693)      (8,705,709)
                          -----------   -------------
Net increase
  (decrease)............   1,318,974    $  29,077,082
                          ===========   =============

                                                       CLASS 3
                            -------------------------------------------------------------
                                 FOR THE SIX MONTHS                FOR THE PERIOD
                                        ENDED                    SEPTEMBER 30, 2002*
                              JUNE 30, 2003 (UNAUDITED)       THROUGH DECEMBER 31, 2002
                            -----------------------------   -----------------------------
                               SHARES          AMOUNT          SHARES          AMOUNT
                            -----------------------------   -----------------------------
Shares sold.............        579,794    $  11,507,999        121,450    $   2,345,104
Reinvested dividends....             --               --             --               --
Shares redeemed.........        (50,824)      (1,020,739)        (1,152)         (22,351)
                            ------------   --------------   ------------   --------------
Net increase
  (decrease)............        528,970    $  10,487,260        120,298    $   2,322,753
                            ============   ==============   ============   ==============


                                           CAPITAL APPRECIATION PORTFOLIO
                            -------------------------------------------------------------
                                                       CLASS 1
                            -------------------------------------------------------------
                                 FOR THE SIX MONTHS                 FOR THE YEAR
                                        ENDED                           ENDED
                              JUNE 30, 2003 (UNAUDITED)           DECEMBER 31, 2002
                            -----------------------------   -----------------------------
                               SHARES          AMOUNT          SHARES          AMOUNT
                            -----------------------------   -----------------------------
Shares sold.............      3,475,574    $  83,394,119     20,521,541    $ 536,710,710
Reinvested dividends....             --               --             --               --
Shares redeemed.........     (6,524,774)    (152,190,642)   (30,912,122)    (791,446,602)
                            ------------   --------------   ------------   --------------
Net increase
  (decrease)............     (3,049,200)   $ (68,796,523)   (10,390,581)   $(254,735,892)
                            ============   ==============   ============   ==============

                                       CAPITAL APPRECIATION PORTFOLIO
                          ---------------------------------------------------------
                                                   CLASS 2
                          ---------------------------------------------------------
                              FOR THE SIX MONTHS               FOR THE YEAR
                                     ENDED                         ENDED
                           JUNE 30, 2003 (UNAUDITED)         DECEMBER 31, 2002
                          ---------------------------   ---------------------------
                            SHARES         AMOUNT         SHARES         AMOUNT
                          ---------------------------   ---------------------------
Shares sold.............     902,763    $ 21,377,163     3,383,676    $  85,990,467
Reinvested dividends....          --              --            --               --
Shares redeemed.........    (384,442)     (8,933,679)   (1,184,575)     (28,869,640)
                          -----------   -------------   -----------   -------------
Net increase
  (decrease)............     518,321    $ 12,443,484     2,199,101    $  57,120,827
                          ===========   =============   ===========   =============

                                                       CLASS 3
                            -------------------------------------------------------------
                                 FOR THE SIX MONTHS                FOR THE PERIOD
                                        ENDED                    SEPTEMBER 30, 2002*
                              JUNE 30, 2003 (UNAUDITED)       THROUGH DECEMBER 31, 2002
                            -----------------------------   -----------------------------
                               SHARES          AMOUNT          SHARES          AMOUNT
                            -----------------------------   -----------------------------
Shares sold.............        715,736    $  17,367,104        211,247    $   4,897,393
Reinvested dividends....             --               --             --               --
Shares redeemed.........        (88,520)      (2,239,067)        (2,540)         (59,248)
                            ------------   --------------   ------------   --------------
Net increase
  (decrease)............        627,216    $  15,128,037        208,707    $   4,838,145
                            ============   ==============   ============   ==============


---------------

*  Inception date of class.

---------------------
    56

                                             NATURAL RESOURCES PORTFOLIO
                            -------------------------------------------------------------
                                                       CLASS 1
                            -------------------------------------------------------------
                                 FOR THE SIX MONTHS                 FOR THE YEAR
                                        ENDED                           ENDED
                              JUNE 30, 2003 (UNAUDITED)           DECEMBER 31, 2002
                            -----------------------------   -----------------------------
                               SHARES          AMOUNT          SHARES          AMOUNT
                            -----------------------------   -----------------------------
Shares sold.............        562,025    $  10,277,852      3,494,276    $  67,539,419
Reinvested dividends....             --               --        298,879        5,110,817
Shares redeemed.........     (1,250,138)     (22,518,761)    (2,946,611)     (54,854,465)
                            ------------   --------------   ------------   --------------
Net increase
  (decrease)............       (688,113)   $ (12,240,909)       846,544    $  17,795,771
                            ============   ==============   ============   ==============

                                         NATURAL RESOURCES PORTFOLIO
                          ---------------------------------------------------------
                                                   CLASS 2
                          ---------------------------------------------------------
                              FOR THE SIX MONTHS               FOR THE YEAR
                                     ENDED                         ENDED
                           JUNE 30, 2003 (UNAUDITED)         DECEMBER 31, 2002
                          ---------------------------   ---------------------------
                            SHARES         AMOUNT         SHARES         AMOUNT
                          ---------------------------   ---------------------------
Shares sold.............     151,063    $  2,746,237       502,057    $   9,383,413
Reinvested dividends....          --              --        16,570          283,183
Shares redeemed.........     (90,304)     (1,610,849)     (177,104)      (3,253,679)
                          -----------   -------------   -----------   -------------
Net increase
  (decrease)............      60,759    $  1,135,388       341,523    $   6,412,917
                          ===========   =============   ===========   =============

                                                       CLASS 3
                            -------------------------------------------------------------
                                 FOR THE SIX MONTHS                FOR THE PERIOD
                                        ENDED                    SEPTEMBER 30, 2002*
                              JUNE 30, 2003 (UNAUDITED)       THROUGH DECEMBER 31, 2002
                            -----------------------------   -----------------------------
                               SHARES          AMOUNT          SHARES          AMOUNT
                            -----------------------------   -----------------------------
Shares sold.............        116,609    $   2,147,811         16,225    $     274,396
Reinvested dividends....             --               --             --               --
Shares redeemed.........        (27,693)        (503,641)          (201)          (3,523)
                            ------------   --------------   ------------   --------------
Net increase
  (decrease)............         88,916    $   1,644,170         16,024    $     270,873
                            ============   ==============   ============   ==============


                                                MULTI-ASSET PORTFOLIO
                            -------------------------------------------------------------
                                                       CLASS 1
                            -------------------------------------------------------------
                                 FOR THE SIX MONTHS                 FOR THE YEAR
                                        ENDED                           ENDED
                              JUNE 30, 2003 (UNAUDITED)           DECEMBER 31, 2002
                            -----------------------------   -----------------------------
                               SHARES          AMOUNT          SHARES          AMOUNT
                            -----------------------------   -----------------------------
Shares sold.............        197,659    $   1,338,189        595,209    $   4,343,881
Reinvested dividends....             --               --        317,840        2,084,000
Shares redeemed.........       (830,892)      (5,579,649)    (2,273,811)     (16,228,302)
                            ------------   --------------   ------------   --------------
Net increase
  (decrease)............       (633,233)   $  (4,241,460)    (1,360,762)   $  (9,800,421)
                            ============   ==============   ============   ==============


                                           STRATEGIC MULTI-ASSET PORTFOLIO
                            -------------------------------------------------------------
                                                       CLASS 1
                            -------------------------------------------------------------
                                 FOR THE SIX MONTHS                 FOR THE YEAR
                                        ENDED                           ENDED
                              JUNE 30, 2003 (UNAUDITED)           DECEMBER 31, 2002
                            -----------------------------   -----------------------------
                               SHARES          AMOUNT          SHARES          AMOUNT
                            -----------------------------   -----------------------------
Shares sold.............        118,639    $     704,915        311,664    $   1,947,903
Reinvested dividends....             --               --         55,652          320,000
Shares redeemed.........       (433,335)      (2,555,435)    (1,364,374)      (8,446,016)
                            ------------   --------------   ------------   --------------
Net increase
  (decrease)............       (314,696)   $  (1,850,520)      (997,058)   $  (6,178,113)
                            ============   ==============   ============   ==============


---------------

*  Inception date of class.

NOTE 7. TRUSTEE'S RETIREMENT PLAN: The Trustees of Anchor Series Trust have adopted the Anchor Series Trust Disinterested Trustees' and Directors' Retirement Plan (the Retirement Plan) effective January 1, 1993 for the unaffiliated Trustees. The Retirement Plan provides generally that if an unaffiliated Trustee who has at least 10 years of consecutive service as a Disinterested Trustee of any portfolio of the Trust (an Eligible Trustee) retires after reaching age 60 but before age 70 or dies while a Trustee, such person will be eligible to receive a retirement or death benefit from each portfolio of the Trust with respect to which he or she is an Eligible Trustee. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each portfolio of the Trust for the calendar year in which such birthday occurs. In addition, an amount equal to 8.5% of any amounts credited under the preceding clause during prior years, is added to each Eligible Trustee's account until such Eligible Trustee reaches his or her 70th birthday. An Eligible Trustee may receive benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. As of June 30, 2003, Money Market
                                                           ---------------------

Portfolio, Government and Quality Bond Portfolio, Growth and Income Portfolio, Growth Portfolio, Capital Appreciation Portfolio, Natural Resources Portfolio, Multi-Asset Portfolio and Strategic Multi-Asset Portfolio had accrued $13,834, $72,555, $6,748, $91,236, $154,247, $8,075, $25,672 and $16,910, respectively, for the Retirement Plan, which is included in other accrued expenses on the Statement of Assets and Liabilities and as of June 30, 2003, expensed $278, $11,051, $210, $6,359, $12,344, $1,021, $718 and $413, respectively, for the
Retirement Plan, which is included in Trustees' fees on the Statement of Operations.

NOTE 8. COMMITMENTS AND CONTINGENCIES: Anchor Series Trust has established a $75 million committed and $50 million uncommitted lines of credit with State Street Bank and Trust Company, the Portfolios' custodian. Interest is currently payable at the Federal Funds Rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum for the daily unused portion of the committed line of credit which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the respective Portfolio's cash shortfall exceeds $100,000. During the six months ended June 30, 2003, there were no outstanding borrowings.

NOTE 9. TRANSACTIONS WITH AFFILIATES: As disclosed in the investment portfolios, certain Portfolios own common stock issued by American International Group, Inc. ("AIG") or an affiliate thereof. During the year ended December 31, 2002, the following Portfolios recorded realized gains (losses) and income on security transactions of AIG and affiliates of AIG as follows:

                                                                                                    REALIZED
                                                                           SECURITY                GAIN (LOSS)    INCOME
                                                              -----------------------------------------------------------
Growth and Income Portfolio.................................  American International Group, Inc.     $    --      $   787
Growth Portfolio............................................  American International Group, Inc.      44,519       12,996
Multi-Asset Portfolio.......................................  American International Group, Inc.      25,980        1,398

NOTE 10. EXPENSE REDUCTIONS: Through expense offset arrangements resulting from broker commission recapture, a portion of the Portfolios' expenses have been reduced. For the year ended December 31, 2002, the amount of expense reductions received by each Portfolio, were as follows.

                         PORTFOLIO                              TOTAL EXPENSE REDUCTIONS
                         ---------                              ------------------------
Growth and Income...........................................             $  101
Growth......................................................                120
Capital Appreciation........................................                750
Multi-Asset.................................................              1,365
Strategic Multi-Asset.......................................                218

For the six months ended June 30, 2003, there were no expense reductions received by the Portfolios.

NOTE 11. INVESTMENT CONCENTRATION: All Portfolios may invest internationally, however, only the Natural Resources Portfolio, Multi-Asset Portfolio and Strategic Multi-Asset Portfolio may invest in "emerging market" countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investment, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities. These risks are primarily risks of the Strategic Multi-Asset Portfolio.

---------------------
    58

---------------------

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                         NET                     DIVIDENDS   DIVIDENDS
                            NET        REALIZED       TOTAL      DECLARED    FROM NET                                NET
             NET ASSET    INVEST-    & UNREALIZED      FROM      FROM NET    REALIZED    NET ASSET                  ASSETS
               VALUE       MENT      GAIN (LOSS)     INVEST-      INVEST-     GAIN ON      VALUE                    END OF
  PERIOD     BEGINNING    INCOME          ON           MENT        MENT       INVEST-     END OF       TOTAL        PERIOD
  ENDED      OF PERIOD   (LOSS)(1)   INVESTMENTS    OPERATIONS    INCOME       MENTS      PERIOD     RETURN(2)     (000'S)
-----------------------------------------------------------------------------------------------------------------------------
                                              Money Market Portfolio -- Class 1
12/31/98      $ 1.00       $0.05        $  --         $ 0.05      $(0.05)     $  --       $ 1.00         5.1%      $ 65,553
12/31/99        1.00        0.05           --           0.05       (0.05)        --         1.00         4.7         63,222
12/31/00        1.00        0.06           --           0.06       (0.06)        --         1.00         6.0         61,849
12/31/01        1.00        0.04           --           0.04       (0.04)        --         1.00         3.7         34,375
12/31/02        1.00        0.01           --           0.01       (0.01)        --         1.00         1.1         24,634
06/30/03(9)     1.00        0.00           --            --          --          --         1.00         0.2         20,555
                                      Government and Quality Bond Portfolio -- Class 1
12/31/98      $13.96       $0.79        $ 0.48        $ 1.27      $(0.57)     $(0.02)     $14.64         9.2%      $375,667
12/31/99       14.64        0.78         (1.02)        (0.24)      (0.51)      (0.21)      13.68        (1.7)       480,572
12/31/00       13.68        0.82          0.70          1.52       (0.75)        --        14.45        11.4        532,223
12/31/01       14.45        0.76          0.24          1.00       (0.68)        --        14.77         6.9        684,464
12/31/02       14.77        0.65          0.72          1.37       (0.54)        --        15.60         9.3        885,969
06/30/03(9)    15.60        0.30          0.16          0.46         --          --        16.06         2.9        851,176
                                      Government and Quality Bond Portfolio -- Class 2
12/31/01(3)   $14.90       $0.26        $ 0.28        $ 0.54      $(0.67)     $  --       $14.77         3.7%      $ 19,713
12/31/02       14.77        0.62          0.71          1.33       (0.51)        --        15.59         9.1        121,074
06/30/03(9)    15.59        0.28          0.17          0.45         --          --        16.04         2.9        157,032
                                      Government and Quality Bond Portfolio -- Class 3
12/31/02(4)   $15.44       $0.06        $ 0.09        $ 0.15      $  --       $  --       $15.59         1.2%      $  7,732
06/30/03(9)    15.59        0.25          0.18          0.43         --          --        16.02         2.8         57,494
                                           Growth and Income Portfolio -- Class 1
12/31/98      $17.14       $0.14        $ 4.80        $ 4.94      $(0.17)     $(0.80)     $21.11        30.2%      $ 52,190
12/31/99       21.11        0.10          3.06          3.16       (0.15)      (3.12)      21.00        15.9         49,710
12/31/00       21.00        0.04         (1.16)        (1.12)      (0.12)      (3.21)      16.55        (6.7)        38,075
12/31/01       16.55        0.04         (2.14)        (2.10)      (0.04)      (1.86)      12.55       (11.4)        28,993
12/31/02       12.55        0.06         (3.11)        (3.05)      (0.05)      (1.01)       8.44       (24.3)(7)     18,610
06/30/03(9)     8.44        0.03          0.83          0.86         --          --         9.30        10.2         20,000
                                                 Growth Portfolio -- Class 1
12/31/98      $27.04       $0.11        $ 7.19        $ 7.30      $(0.14)     $(1.68)     $32.52        29.0%      $669,330
12/31/99       32.52        0.08          8.31          8.39       (0.10)      (2.29)      38.52        26.9        868,765
12/31/00       38.52        0.06         (0.08)        (0.02)      (0.06)      (4.02)      34.42        (1.0)       914,186
12/31/01       34.42        0.09         (5.15)        (5.06)      (0.04)      (4.36)      24.96       (13.1)       791,845
12/31/02       24.96        0.11         (5.64)        (5.53)      (0.08)        --        19.35       (22.2)(7)    520,917
06/30/03(9)    19.35        0.07          2.24          2.31         --          --        21.66        11.9        546,545
                                                 Growth Portfolio -- Class 2
12/31/01(3)   $30.35       $0.03        $(1.03)       $(1.00)     $(0.04)     $(4.36)     $24.95        (1.5)%     $  8,965
12/31/02       24.95        0.09         (5.65)        (5.56)      (0.05)        --        19.34       (22.3)(7)     32,458
06/30/03(9)    19.34        0.05          2.24          2.29         --          --        21.63        11.8         46,459
                                                 Growth Portfolio -- Class 3
12/31/02(4)   $17.95       $0.01        $ 1.38        $ 1.39      $  --       $  --       $19.34         6.5%(7)   $  2,326
06/30/03(9)    19.34        0.04          2.24          2.28         --          --        21.62        11.8         14,036


                         RATIO OF NET
             RATIO OF     INVESTMENT
             EXPENSES       INCOME      PORTFOLIO
  PERIOD    TO AVERAGE    TO AVERAGE    TURNOVER
  ENDED     NET ASSETS    NET ASSETS      RATE
              Money Market Portfolio -- Class 1
12/31/98        0.6%          5.0%          -- %
12/31/99        0.7           4.6           --
12/31/00        0.7           5.8           --
12/31/01        0.7(6)        3.8(6)        --
12/31/02        0.7           1.1           --
06/30/03(9      0.9(5)        0.5(5)        --
                 Government and Quality Bond
                     Portfolio -- Class 1
12/31/98        0.7%          5.5%        150.2%
12/31/99        0.7           5.5          31.1
12/31/00        0.7           5.9          57.9
12/31/01        0.6(6)        5.2(6)       71.2
12/31/02        0.6           4.3         107.6
06/30/03(9      0.6(5)        3.9(5)       32.3
                 Government and Quality Bond
                     Portfolio -- Class 2
12/31/01(3      0.8%(5)(6)      4.5%(5)(6)    71.2%
12/31/02        0.8           4.0         107.6
06/30/03(9      0.8(5)        3.7(5)       32.3
                 Government and Quality Bond
                     Portfolio -- Class 3
12/31/02(4      0.9%(5)       3.3%(5)     107.6%
06/30/03(9      0.9(5)        3.6(5)       32.3
            Growth and Income Portfolio -- Class
                               1
12/31/98        0.8%          0.7%         41.0%
12/31/99        0.9           0.5          20.4
12/31/00        0.9           0.2          23.6
12/31/01        1.0(6)        0.3(6)       23.5
12/31/02        1.0(8)        0.6(8)       41.9
06/30/03(9      1.2(5)        0.6(5)       22.3
                 Growth Portfolio -- Class 1
12/31/98        0.8%          0.4%         27.1%
12/31/99        0.7           0.2          39.9
12/31/00        0.7           0.2          69.8
12/31/01        0.7(6)        0.3(6)       70.4
12/31/02        0.7(8)        0.5(8)       69.6
06/30/03(9      0.8(5)        0.7(5)       36.9
                 Growth Portfolio -- Class 2
12/31/01(3      0.9%(5)(6)      0.3%(5)(6)    70.4%
12/31/02        0.9(8)        0.4(8)       69.6
06/30/03(9      0.9(5)        0.6(5)       36.9
                 Growth Portfolio -- Class 3
12/31/02(4      1.0%(5)(8)      0.5%(5)(8)    69.6%
06/30/03(9      1.0(5)        0.4(5)       36.9

---------------
(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
(3) Inception date of class is July 9, 2001.
(4) Inception date of class is September 30, 2002.
(5) Annualized.
(6) The ratio is net of custody credit of less than 0.01%.
(7) Includes expense reductions. (See Note 10)
(8) Excludes expense reductions. If expense reductions had been applied, the ratio of expenses and net investment income to average net assets would have remained the same. (See Note 10)
(9) Unaudited.
See Notes to Financial Statements.
                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                         NET                     DIVIDENDS   DIVIDENDS
                            NET        REALIZED       TOTAL      DECLARED    FROM NET                                NET
             NET ASSET    INVEST-    & UNREALIZED      FROM      FROM NET    REALIZED    NET ASSET                  ASSETS
               VALUE       MENT      GAIN (LOSS)     INVEST-      INVEST-     GAIN ON      VALUE                    END OF
  PERIOD     BEGINNING    INCOME          ON           MENT        MENT       INVEST-     END OF       TOTAL        PERIOD
  ENDED      OF PERIOD   (LOSS)(1)   INVESTMENTS    OPERATIONS    INCOME       MENTS      PERIOD     RETURN(2)     (000'S)
-----------------------------------------------------------------------------------------------------------------------------
                                          Capital Appreciation Portfolio -- Class 1
12/31/98      $32.21       $ 0.04       $ 6.24        $ 6.28      $(0.02)     $(2.88)     $35.59        22.2%     $1,100,646
12/31/99       35.59         0.08        23.40         23.48       (0.03)      (2.02)      57.02        67.6       1,986,888
12/31/00       57.02         0.11        (3.39)        (3.28)      (0.05)      (6.25)      47.44        (7.5)      1,954,892
12/31/01       47.44        (0.06)       (7.82)        (7.88)      (0.10)      (9.85)      29.61       (12.6)      1,628,155
                                                                                  --
12/31/02       29.61        (0.04)       (6.67)        (6.71)         --                   22.90       (22.7)(7)   1,021,172
06/30/03(9)    22.90         0.02         3.56          3.58          --          --       26.48        15.6       1,099,774
                                          Capital Appreciation Portfolio -- Class 2
12/31/01(3)   $42.82       $   --       $(3.28)       $(3.28)     $(0.09)     $(9.85)     $29.60        (3.3)%    $   16,565
12/31/02       29.60        (0.07)       (6.68)        (6.75)         --          --       22.85       (22.8)(7)      63,049
06/30/03(9)    22.85           --         3.55          3.55          --          --       26.40        15.5          86,516
                                          Capital Appreciation Portfolio -- Class 3
12/31/02(4)   $21.35       $(0.02)      $ 1.52        $ 1.50      $   --      $   --      $22.85         5.5%(7)  $    4,769
06/30/03(9)    22.85        (0.01)        3.54          3.53          --          --       26.38        15.4          22,055
                                           Natural Resources Portfolio -- Class 1
12/31/98      $14.42       $ 0.21       $(2.72)       $(2.51)     $(0.19)     $(0.13)     $11.59       (17.3)%    $   39,299
12/31/99       11.59         0.14         4.67          4.81       (0.18)         --       16.22        41.5          54,391
12/31/00       16.22         0.09         3.06          3.15       (0.14)         --       19.23        19.4          71,625
12/31/01       19.23         0.21        (0.49)        (0.28)      (0.07)      (1.22)      17.66        (1.0)         71,144
12/31/02       17.66         0.15         1.27          1.42       (0.16)      (0.95)      17.97         8.3          87,637
06/30/03(9)    17.97         0.15         1.91          2.06          --          --       20.03        11.5          83,903
                                           Natural Resources Portfolio -- Class 2
12/31/01(3)   $19.46       $ 0.03       $(0.56)       $(0.53)     $(0.07)     $(1.22)     $17.64        (2.3)%    $      991
12/31/02       17.64         0.11         1.29          1.40       (0.13)      (0.95)      17.96         8.2           7,143
06/30/03(9)    17.96         0.14         1.90          2.04          --          --       20.00        11.4           9,172
                                           Natural Resources Portfolio -- Class 3
12/31/02(4)   $16.09       $ 0.01       $ 1.86        $ 1.87      $   --      $   --      $17.96        11.5%     $      288
06/30/03(9)    17.96         0.12         1.91          2.03          --          --       19.99        11.3           2,098
                                              Multi-Asset Portfolio -- Class 1
12/31/98      $13.52       $ 0.30       $ 2.56        $ 2.86      $(0.40)     $(2.49)     $13.49        24.5%     $  146,712
12/31/99       13.49         0.26         1.28          1.54       (0.34)      (2.11)      12.58        12.5         129,442
12/31/00       12.58         0.27        (0.21)         0.06       (0.30)      (2.44)       9.90        (0.6)        106,298
12/31/01        9.90         0.20        (0.74)        (0.54)      (0.28)      (1.18)       7.90        (4.3)         87,071
12/31/02        7.90         0.13        (1.16)        (1.03)      (0.21)         --        6.66       (13.0)(7)      64,262
06/30/03(9)     6.66         0.06         0.44          0.50          --          --        7.16         7.5          64,595
                                         Strategic Multi-Asset Portfolio -- Class 1
12/31/98      $11.28       $ 0.23       $ 1.13        $ 1.36      $(0.26)     $(1.92)     $10.46        15.2%     $   49,254
12/31/99       10.46         0.24         2.50          2.74       (0.17)      (1.26)      11.77        28.2          79,273
12/31/00       11.77         0.29        (0.85)        (0.56)      (0.26)      (1.60)       9.35        (5.6)         61,771
12/31/01        9.35         0.22        (1.08)        (0.86)      (0.44)      (1.43)       6.62        (7.4)         49,059
12/31/02        6.62         0.13        (0.95)        (0.82)      (0.05)         --        5.75       (12.4)(7)      36,914
06/30/03(9)     5.75         0.07         0.62          0.69          --          --        6.44        12.0          39,323


                         RATIO OF NET
             RATIO OF     INVESTMENT
             EXPENSES    INCOME (LOSS)   PORTFOLIO
  PERIOD    TO AVERAGE    TO AVERAGE     TURNOVER
  ENDED     NET ASSETS    NET ASSETS       RATE
--------------------------------------------------------------
                     Capital Appreciation
                     Portfolio -- Class 1
12/31/98        0.7%           0.1%         59.6%
12/31/99        0.7            0.2          63.7
12/31/00        0.7            0.2          84.2
12/31/01        0.8(6)        (0.2)(6)      68.2
12/31/02        0.8(8)        (0.2)(8)      79.5
06/30/03(9      0.8(5)         0.2(5)       53.8
                     Capital Appreciation
                      Portfolio -- Class 2
12/31/01(3      0.9%(5)(6)      (0.2)%(5)(6)    68.2%
12/31/02        0.9(8)        (0.3)(8)      79.5
06/30/03(9      0.9(5)         0.0(5)       53.8
                     Capital Appreciation
                      Portfolio -- Class 3
12/31/02(4      1.0%(5)(8)      (0.3)%(5)(8)    79.5%
06/30/03(9      1.0(5)        (0.1)(5)      53.8
            Natural Resources Portfolio -- Class 1
12/31/98        0.9%           1.6%         51.2%
12/31/99        1.0            1.0          86.7
12/31/00        0.9            0.5          85.0
12/31/01        0.9(6)         1.1(6)       48.3
12/31/02        0.9            0.8          57.8
06/30/03(9      0.9(5)         1.6(5)       22.6
            Natural Resources Portfolio -- Class 2
12/31/01(3      1.1%(5)(6)       0.5%(5)(6)    48.3%
12/31/02        1.1            0.6          57.8
06/30/03(9      1.0(5)         1.5(5)       22.6
            Natural Resources Portfolio -- Class 3
12/31/02(4      1.2%(5)        0.3%(5)      57.8%
06/30/03(9      1.1(5)         1.5(5)       22.6
               Multi-Asset Portfolio -- Class 1
12/31/98        1.1%           2.2%         51.1%
12/31/99        1.1            2.0          40.9
12/31/00        1.1            2.2          35.9
12/31/01        1.1(6)         2.2(6)       30.3
12/31/02        1.1(8)         1.8(8)       61.9
06/30/03(9      1.2(5)         1.8(5)       33.2
                    Strategic Multi-Asset
                      Portfolio -- Class 1
12/31/98        1.5%           2.0%        157.1%
12/31/99        1.5            2.4         158.9
12/31/00        1.2            2.6         165.4
12/31/01        1.2(6)         2.7(6)      178.9
12/31/02        1.3(8)         2.0(8)      161.3
06/30/03(9      1.3(5)         2.4(5)       76.4

---------------
(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
(3) Inception date of class is July 9, 2001.
(4) Inception date of class is September 30, 2002.
(5) Annualized.
(6) The ratio is net of custody credit of less than 0.01%.
(7) Includes expense reductions. (See Note 10)
(8) Excludes expense reductions. If expense reductions had been applied, the ratio of expenses and net investment income to average net assets would have remained the same. (See Note 10)
(9) Unaudited.

See Notes to Financial Statements.
---------------------
    60

---------------------

ANCHOR SERIES TRUST
TRUSTEE INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

  The following table contains basic information regarding the Trustees that oversee operations of the Portfolios and other investment companies within the AIG SunAmerica Mutual Fund complex.

                                                                                             NUMBER OF
                                             TERM OF                                       PORTFOLIOS IN
                            POSITION HELD   OFFICE AND                                          FUND
            NAME,               WITH        LENGTH OF               PRINCIPAL                 COMPLEX               OTHER
         ADDRESS AND         SUNAMERICA        TIME             OCCUPATIONS DURING            OVERSEEN          DIRECTORSHIPS
        DATE OF BIRTH*         COMPLEX        SERVED               PAST 5 YEARS            BY TRUSTEE(1)      HELD BY TRUSTEE(2)
        --------------      -------------   ----------   --------------------------------  --------------   ----------------------
    DISINTERESTED TRUSTEES
    S. James Coppersmith     Trustee         18 years    Retired; formerly, President and        45         Director of BJ's
    DOB: February 21, 1933                               General Manager, WCVB-TV, a                        Wholesale Club, Inc.;
                                                         division of the Hearst Corp.                       Member of Board of
                                                         (1982 to 1994); Director/Trustee                   Governors of the
                                                         of AIG SunAmerica Mutual Funds                     Boston Stock Exchange.
                                                         ("SAMF") SAMF and Anchor Series
                                                         Trust ("AST").
    Samuel M. Eisenstat      Chairman of     17 years    Attorney, solo practitioner;            46         Director of North
    DOB: March 7, 1940       the Board                   Chairman of the Boards of                          European Oil Royal
                                                         Directors/Trustees of SAMF, AST                    Trust.
                                                         and Director of SunAmerica
                                                         Senior Floating Rate Fund
                                                         ("SASFRF").
    Stephen J. Gutman        Trustee         18 years    Partner and Managing Member of          46         None
    DOB: May 10, 1943                                    B.B. Associates LLC (menswear
                                                         specialty retailing and other
                                                         activities) since 1988;
                                                         Director/Trustee of SAMF, AST
                                                         and SASFRF.
    INTERESTED TRUSTEES
    Peter A. Harbeck(3)      Trustee          8 years    Director and President of the           83         None
    DOB: January 23, 1954                                Advisor, since 1995; Director,
                                                         AIG Financial Advisor Services,
                                                         Inc. ("AIGFAS") since 2000;
                                                         Director, AIG SunAmerica Capital
                                                         Services, Inc. ("SACS"), since
                                                         1993; Director and President,
                                                         AIG SunAmerica Fund Services,
                                                         Inc. ("SAFS"), since 1988;
                                                         Director/Trustee, SAMF, AST and
                                                         SASFR; Director, VALIC Company I
                                                         and VALIC Company II since
                                                         October 2001.

---------------
 * The business address for each Trustee is the Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.

(1) The "Fund Complex" consists of all registered investment company portfolios for which SAAMCo serves as investment advisor or business manager. The "Fund Complex" includes the SunAmerica Equity Funds (7 funds), SunAmerica Income Funds (6 funds), SunAmerica Money Market Funds (2 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Strategic Investment Series, Inc. (7 funds), SunAmerica Style Select Series, Inc. (15 portfolios), Anchor Pathway Fund (7 funds), Anchor Series Trust (8 portfolios), Seasons Series Trust (19 portfolios), SunAmerica Series Trust (33 portfolios), VALIC Company I (22 portfolios), and VALIC Company II (15 funds).

(2) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the Investment Company Act of 1940.

(3) Interested Trustee, as defined within the Investment Company Act of 1940 because he serves as President of SAAMCo.

Additional information concerning the Trustees is contained in the Statement of Additional Information and is available without charge by calling (800) 858-8850.

                                                           ---------------------

[AIG SUNAMERICA LOGO]
          1 SunAmerica Center
          Los Angeles, California 90067-6022

          ADDRESS SERVICE REQUESTED

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS
                ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

                              I-1112-SAR (R 8/03)

--------------------------------------------------------------------------------

                                                                 Presorted

                                                                 Standard
                                                             U.S. Postage Paid
                                                                Towne, Inc.
--------------------------------------------------------------------------------

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Reserved.

Item 6. Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Reserved.

Item 9. Controls and Procedures.

      (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

      (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits.

      (a)   Not applicable.

      (b)   (1)   Certification pursuant to Rule 30a-2 under the Investment
                  Company Act of 1940 (17 CFR 270.30a-2) attached hereto as
                  Exhibit 99.CERT.


            (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Anchor Series Trust


By: /s/Robert M. Zakem
    ------------------------
       Robert M. Zakem
       President

Date: September 8, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Robert M. Zakem
    ------------------------
       Robert M. Zakem
       President

Date: September 8, 2003

By: /s/Donna M. Handel
    ------------------------
       Donna M. Handel
       Treasurer

Date: September 8, 2003